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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31, 2015

Date of reporting period:	April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

LETTER TO SHAREHOLDERS

June 15, 2015

Dear Shareholder,

Enclosed is the Semi-Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the period ended April 30, 2015. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), I would like to thank you for your continued investment.

Below you will find performance updates on each of the mutual funds. These returns reflect the reduced advisory fees and maximum expense ratios that were effective January 1, 2014.

TFS Market Neutral Fund (ticker: TFSMX)

	1-year return	3-year return	5-year return	10-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	6.6%	3.5%	3.8%	7.2%	6.8%
S&P 500® Index	13.0%	16.7%	14.3%	8.3%	8.2%

Average annual total returns for periods ended April 30, 2015. Past performance is not a guarantee of future results.

TFSMX produced positive alpha (i.e., the return that cannot be explained by a fund’s market exposure) overall during the first half of the fiscal year, and produced positive alpha for 5 out of the 6 months of the period. Fundamental strategies were down slightly for the period, but all other categories of strategies (informed trading, market imbalance, and volatility) were strongly positive.

Since inception, TFSMX has produced positive alpha, with significantly lower volatility and market exposure. From inception through April 30, 2015, TFSMX has had an average annual return of 6.8%, as compared to S&P 500® Index performance during the same period of 8.2%. During this period, the Fund’s beta (i.e., the performance resulting from market exposure) was only 0.23; meaning that only 23% of the fund’s performance was caused by market exposure. In addition, during this time period, the Fund’s average annual volatility measure is 7.58%, compared to S&P 500® Index volatility of 19.92%.

The strategies used in managing TFSMX have resulted in its returns having a low correlation to other asset classes since inception. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes since inception. It is notable that TFSMX has observed a rise in correlation to the equity indices in recent years, as compared to historical averages.

Index	Correlation Since Inception
S&P 500® Index	0.61
Russell 2000® Index	0.59
MSCI EAFE Index	0.48
Barclays U.S. Aggregate Bond Index	-0.17
Dow Jones Equity REIT Total Index	0.42
Bloomberg Commodity Index	0.42

TFS Small Cap Fund (ticker: TFSSX)

	1-year return	3-year return	5-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	10.5%	19.0%	14.8%	12.2%
Russell 2000 ® Index	9.7%	15.9%	12.7%	7.4%

Average annual total returns for periods ended April 30, 2015. Past performance is not a guarantee of future results.

During the 6-month period ended April 30, 2015, TFSSX outperformed its benchmark, the Russell 2000® Index. TFSSX’s returns were heavily impacted by the movement of the U.S. “small-cap” equity sector as evidenced by comparing the return of TFSSX and its benchmark return (i.e., 6.8% versus 4.6%) during this period. Given its “long-only” mandate, TFSSX is expected to have a high correlation to U.S. small-cap equity market movements with any performance deviation generally attributable to TFS Capital’s equity selection.

TFSSX also achieved its objective of outperforming the Russell 2000® Index over longer periods of time. In fact, it now has over a 9-year track record and has achieved an average annual return since inception that is nearly five percentage points higher than that of the Russell 2000® Index.

TFS Hedged Futures Fund (ticker: TFSHX)

	1-year return	3-year return	Since Inception (12/29/2011)
TFS Hedged Futures Fund	-0.2%	-1.5%	0.5%
S&P Diversified Trends Indicator ®	7.2%	1.6%	-0.7%
S&P 500 ® Index	13.0%	16.7%	18.7%

Cumulative return for the period ended April 30, 2015. Past performance is not a guarantee of future results.

During the 6-month period ended April 30, 2015, TFSHX appreciated by 0.6%. Performance during the six month period trails the Diversified Trends Indicator®, a commonly-used benchmark for managed-futures funds. Since inception, however, TFSHX compares favorably to the DTI®. TFSHX has produced a slightly positive return, while the DTI® has produced a slightly negative return. Though the S&P 500® Index is not generally considered an appropriate benchmark for managed-futures funds, it is provided above for your reference.

Like the TFS Market Neutral Fund, the TFS Hedged Futures Fund has demonstrated a low correlation to many market indices. This low correlation suggests the addition of the TFS Hedged Futures Fund may improve the risk-adjusted performance of many investment portfolios. The TFS Hedged Futures Fund has had a slightly negative correlation to the Diversified Trends Indicator®, which suggests that it may also have a low correlation to other managed-futures funds that track this index. The TFS Hedged Futures Fund also has a low correlation to the TFS Market Neutral Fund which suggests that these two investments may complement each other in an investment portfolio seeking non-correlated return streams. For your reference, below are the TFS Hedged Futures Fund’s correlations to several other asset classes, including the TFS Market Neutral Fund.

Index	Correlation Since Inception
TFS Market Neutral Fund (ticker: TFSMX)	0.24
Diversified Trends Indicator®	-0.06
S&P 500® Index	0.19
Russell 2000® Index	0.20
S&P GSCI Index	0.04
Barclays U.S. Aggregate Bond Index	-0.06
Bloomberg Commodity Index	0.09

As always, we do not recommend allocating a high percentage of one’s assets to any one investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding this material, please contact us.

Best regards,

Eric Newman
Chief Investment Officer & Co-Portfolio Manager
 TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fee reductions and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such reductions and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors. Futures investing is speculative. Each Fund’s current NAV per share is available at www.TFSCapital.com.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
April 30, 2015 (Unaudited)

Common Stocks vs.
the S&P 500® Index Net Sector Exposure*

*
The net percentages for TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
Tower International, Inc.	0.56%	CARBO Ceramics, Inc.	0.51%
WPX Energy, Inc.	0.53%	NOW, Inc.	0.48%
Civeo Corporation	0.52%	Solazyme, Inc.	0.44%
Pioneer Energy Services Corporation	0.48%	Walter Investment Management Corporation	0.42%
Insight Enterprises, Inc.	0.47%	Lindsay Corporation	0.41%
EarthLink Holdings Corporation	0.43%	Ebix, Inc.	0.41%
Merit Medical Systems, Inc.	0.43%	Energy XXI (Bermuda) Ltd.	0.39%
Amkor Technology, Inc.	0.42%	Ultra Petroleum Corporation	0.38%
Cumulus Media, Inc. - Class A	0.41%	ExOne Company (The)	0.38%
General Cable Corporation	0.40%	Plug Power, Inc.	0.38%

Please note that the Fund may hold securities other than common stocks.

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
April 30, 2015 (Unaudited)

Sector Allocation (% of Net Assets)

Top 10 Equity Positions
Security Description	% of Net Assets
Methode Electronics, Inc.	0.58%
Covenant Transportation Group, Inc. - Class A	0.57%
Sanmina Corporation	0.56%
Insight Enterprises, Inc.	0.56%
Tower International, Inc.	0.56%
Hyperion Therapeutics, Inc.	0.48%
Cambrex Corporation	0.47%
Merit Medical Systems, Inc.	0.45%
Progress Software Corporation	0.44%
Advent Sortware, Inc.	0.44%

TFS HEDGED FUTURES FUND
PORTFOLIO INFORMATION
April 30, 2015 (Unaudited)

Exposure by Type of Futures Contract
 (Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	-0.4%
Net Financial Futures Exposure	-44.1%

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS*
April 30, 2015 (Unaudited)

COMMON STOCKS — 93.3%	Shares	Value
Consumer Discretionary — 13.9%
Boyd Gaming Corporation (a) (b)	176,241	$2,326,381
Career Education Corporation (a) (b)	553,196	2,323,423
Cooper Tire & Rubber Company (b)	55,076	2,340,179
Cumulus Media, Inc. - Class A (a) (b)	1,330,748	3,034,105
Kirkland's, Inc. (a)	97,669	2,318,662
Taylor Morrison Home Corporation - Class A (a) (b)	137,850	2,552,982
Tower International, Inc. (a) (b)	159,496	4,124,567
Other Consumer Discretionary (c)		82,554,916
		101,575,215
Consumer Staples — 2.6%
Other Consumer Staples (c)		18,679,500

Energy — 8.0%
Cloud Peak Energy, Inc. (a) (b)	359,153	2,330,903
Key Energy Services, Inc. (a)	1,175,090	2,867,220
Navios Maritime Acquisition Corporation	612,652	2,334,204
Pacific Ethanol, Inc. (a)	207,381	2,480,277
PBF Energy, Inc. - Class A (b)	80,846	2,294,409
Pioneer Energy Services Corporation (a)	467,998	3,486,585
WPX Energy, Inc. (a) (b)	281,933	3,876,579
Other Energy (c)		39,011,838
		58,682,015
Financials — 11.7%
Gyrodyne Company of America, Inc. (a) (d)	1,499	0
Gyrodyne Special Distribution, LLC (a) (d)	1,499	0
Other Financials (c)		85,469,597
		85,469,597
Health Care — 18.6%
Adamas Pharmaceuticals, Inc. (a)	135,185	2,334,645
Allscripts Healthcare Solutions, Inc. (a) (b)	202,786	2,697,054
Cambrex Corporation (a)	67,485	2,597,498
Cellular Dynamics International, Inc. (a)	141,546	2,338,340
Cynosure, Inc. - Class A (a) (b)	84,001	2,807,313
Emergent BioSolutions, Inc. (a) (b)	94,657	2,810,366
Geron Corporation (a)	693,455	2,510,307
Merit Medical Systems, Inc. (a) (b)	160,749	3,120,138
Omnicell, Inc. (a)	65,047	2,311,120
Orthofix International N.V. (a) (b)	76,703	2,478,274
RadNet, Inc. (a) (b)	327,910	2,747,886
Other Health Care (c)		107,363,537
		136,116,478

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 93.3% (Continued)	Shares	Value
Industrials — 14.7%
Civeo Corporation (b)	809,138	$3,778,674
FreightCar America, Inc. (b)	110,815	2,891,163
General Cable Corporation (b)	179,661	2,930,271
Global Brass & Copper Holdings, Inc.	163,860	2,497,226
Kadant, Inc. (b)	47,959	2,443,991
Quad/Graphics, Inc. (b)	128,017	2,757,486
Quality Distribution, Inc. (a)	265,412	2,632,887
Terex Corporation (b)	106,301	2,919,025
YRC Worldwide, Inc. (a) (b)	182,724	2,850,494
Other Industrials (c)		82,103,370
		107,804,587
Information Technology — 17.0%
Amkor Technology, Inc. (a) (b)	440,294	3,095,267
Calix, Inc. (a) (b)	365,343	2,699,885
Checkpoint Systems, Inc. (b)	234,620	2,430,663
Diebold, Inc. (b)	70,719	2,458,900
EarthLink Holdings Corporation (b)	669,224	3,165,430
ePlus, Inc. (a) (b)	30,334	2,516,509
Extreme Networks, Inc. (a) (b)	940,789	2,370,788
Insight Enterprises, Inc. (a) (b)	120,320	3,443,558
Liquidity Services, Inc. (a) (b)	281,481	2,634,662
Perficient, Inc. (a)	113,563	2,342,805
Rosetta Stone, Inc. (a) (b)	302,937	2,532,553
ShoreTel, Inc. (a) (b)	384,110	2,673,406
Tech Data Corporation (a) (b)	50,598	2,852,209
Other Information Technology (c)		88,874,675
		124,091,310
Materials — 4.4%
Kraton Performance Polymers, Inc. (a) (b)	114,685	2,585,000
Noranda Aluminum Holding Corporation (b)	799,308	2,669,689
Trinseo S.A. (a) (b)	117,728	2,680,667
Other Materials (c)		24,443,715
		32,379,071
Telecommunication Services — 1.5%
Other Telecommunication Services (c)		11,035,449

Utilities — 0.9%
Other Utilities (c)		6,929,336

Total Common Stocks (Cost $674,431,934)		$682,762,558

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

OTHER INVESTMENTS — 3.1%	Shares	Value
Other Investments (Cost $22,552,160) (c)		$22,424,565

RIGHTS — 0.1%	Shares	Value
Other Rights (Cost $0) (c)		$328,253

WARRANTS — 0.0%	Shares	Value
Imperial Holdings, Inc. (d) (Cost $0)	1,663	$0

CORPORATE BONDS — 0.0% (e)	Par Value	Value
Financials — 0.0% (e)
Gyrodyne Company of America, Inc., 5.00%, due 6/30/2017 (d)	$12,110	$0
Gyrodyne Company of America, Inc., Series 1, 5.00%, due 6/30/2017 (d)	12,110	0
Gyrodyne Company of America, Inc., Series 2, 5.00%, due 6/30/2017 (d)	227	0
Gyrodyne Company of America, Inc., Series 3, 5.00%, due 6/30/2017 (d)	303	0
Other Financials (c)		3,037
Total Corporate Bonds (Cost $12,110)		$3,037

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

MONEY MARKET FUNDS — 1.0%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (f)	7,545,198	$7,545,198
UMB Money Market Fiduciary, 0.01% (f)	146,548	146,548
Total Money Market Funds (Cost $7,691,746)		$7,691,746

Total Investments at Value — 97.5% (Cost $704,687,950)		$713,210,159

Other Assets in Excess of Liabilities (g) — 2.5%		18,373,542

Net Assets — 100.0%		$731,583,701

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC's website at http://www.sec.gov.

(a)	Non-income producing security.

(b)	All or a portion of the shares have been committed as collateral for open short positions.

(c)	Represents issuers not identified as either a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or not a fair-valued security as of April 30, 2015.

(d)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $0 at April 30, 2015, representing 0.0% of net assets (Note 2).

(e)	Percentage rounds to less than 0.1%.

(f)	The rate shown is the 7-day effective yield as of April 30, 2015.

(g)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2015 (Unaudited)

COMMON STOCKS — 68.0%	Shares	Value
Consumer Discretionary — 10.0%
Auto Components — 0.6%
Ballard Power Systems, Inc.	256,039	$570,967
BorgWarner, Inc.	788	46,649
China XD Plastics Company Ltd.	2,472	14,313
Dorman Products, Inc.	51,436	2,408,748
Federal Mogul Holdings Corporation	19,778	255,136
Fox Factory Holding Corporation	7,645	116,357
Gentex Corporation	5,135	89,092
Motorcar Parts of America, Inc.	13,069	382,007
Quantum Fuel Systems Technologies Worldwide, Inc.	105,259	324,198
Standard Motor Products, Inc.	2,745	103,761
Strattec Security Corporation	4,566	342,770
		4,653,998
Automobiles — 0.2%
Kandi Technologies Group, Inc.	63,226	763,138
Tesla Motors, Inc.	2,273	513,811
Winnebago Industries, Inc.	14,046	290,893
		1,567,842
Distributors — 0.0% (a)
Pool Corporation	3,487	226,271

Diversified Consumer Services — 0.9%
2U, Inc.	18,645	496,143
Apollo Education Group, Inc.	1,982	33,268
Carriage Services, Inc.	1,392	32,907
DeVry Education Group, Inc.	12,112	366,267
ITT Educational Services, Inc.	149,402	788,843
LifeLock, Inc.	938	13,704
Matthews International Corporation - Class A	14,087	683,642
Outerwall, Inc.	14,029	931,946
StoneMor Partners, L.P.	13,856	423,994
Strayer Education, Inc.	614	31,142
Universal Technical Institute, Inc.	38,587	326,060
Weight Watchers International, Inc.	309,740	2,648,277
		6,776,193
Hotels, Restaurants & Leisure — 2.5%
Caesars Acquisition Company - Class A	2,873	18,043
Caesars Entertainment Corporation	192,013	1,822,203
Choice Hotels International, Inc.	1,200	71,844
Chuy's Holdings, Inc.	55,838	1,263,056
Dunkin' Brands Group, Inc.	1,112	57,946
El Pollo Loco Holdings, Inc.	90,441	2,367,745
Empire Resorts, Inc.	32,817	177,868

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Consumer Discretionary — 10.0% (Continued)
Hotels, Restaurants & Leisure — 2.5% (Continued)
Famous Dave's of America, Inc.	38,372	$1,082,090
Habit Restaurants, Inc. (The) - Class A	3,086	102,208
Interval Leisure Group, Inc.	40,368	1,000,723
Jamba, Inc.	49,080	773,501
Kona Grill, Inc.	11,729	284,546
Marriott International, Inc. - Class A	5	400
Morgans Hotel Group Company	2,182	14,947
Noodles & Company	73,156	1,464,583
Norwegian Cruise Line Holdings Ltd.	4,139	200,783
Papa Murphy's Holdings, Inc.	74,643	1,271,170
Penn National Gaming, Inc.	3,122	50,202
Potbelly Corporation	101,715	1,526,742
Rave Restaurant Group, Inc.	3,314	46,330
Restaurant Brands International, Inc.	9,225	376,196
Scientific Games Corporation - Class A	151,040	1,913,677
Shake Shack, Inc. - Class A	6,407	440,481
Six Flags Entertainment Corporation	741	34,842
Wyndham Worldwide Corporation	286	24,424
Zoe's Kitchen, Inc.	62,291	1,907,973
		18,294,523
Household Durables — 1.0%
Bassett Furniture Industries, Inc.	2,737	77,238
Beazer Homes USA, Inc.	24,380	426,894
Blyth, Inc.	22,075	169,536
Century Communities, Inc.	51,071	976,478
Ethan Allen Interiors, Inc.	22,734	550,617
Garmin Ltd.	1,647	74,428
GoPro, Inc. - Class A	5,169	258,863
Hovnanian Enterprises, Inc. - Class A	29,355	91,588
Installed Building Products, Inc.	154	3,205
Lennar Corporation - Class A	4,964	227,351
LGI Homes, Inc.	108,873	1,793,138
M/I Homes, Inc.	39,218	884,758
MDC Holdings, Inc.	1,622	43,534
Meritage Homes Corporation	1,536	65,695
NVR, Inc.	36	47,754
SodaStream International Ltd.	255	4,955
Standard Pacific Corporation	24,997	202,476
Vuzix Corporation	54,258	347,251
WCI Communities, Inc.	9,965	231,686
William Lyon Homes - Class A	3,803	82,335
ZAGG, Inc.	79,157	659,378
		7,219,158

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Consumer Discretionary — 10.0% (Continued)
Internet & Catalog Retail — 0.5%
Blue Nile, Inc.	27	$735
Expedia, Inc.	796	75,007
FTD Companies, Inc.	596	17,010
HomeAway, Inc.	1,360	38,012
NetFlix, Inc.	275	153,037
NutriSystem, Inc.	1,707	32,518
Orbitz Worldwide, Inc.	72,365	848,118
PetMed Express, Inc.	93,810	1,485,012
RetailMeNot, Inc.	733	13,472
Travelport Worldwide Ltd.	38,343	606,970
TripAdvisor, Inc.	2,359	189,876
Wayfair, Inc. - Class A	2,906	93,341
		3,553,108
Leisure Products — 0.3%
Black Diamond, Inc.	19,969	179,921
JAKKS Pacific, Inc.	81,234	541,831
LeapFrog Enterprises, Inc.	58,510	132,233
Malibu Boats, Inc. - Class A	2,403	50,871
Smith & Wesson Holding Corporation	35,453	527,009
Sturm Ruger & Company, Inc.	6,905	378,463
		1,810,328
Media — 1.1%
A.H. Belo Corporation - Class A	2,192	14,664
AMC Entertainment Holdings, Inc. - Class A	539	16,202
AMC Networks, Inc. - Class A	2,133	160,914
Carmike Cinemas, Inc.	7,399	223,302
Central European Media Enterprises Ltd. - Class A	5,102	14,031
Clear Channel Outdoor Holdings, Inc. - Class A	322	3,664
Dex Media, Inc.	13,510	35,531
Discovery Communications, Inc. - Series A	1,965	63,587
DreamWorks Animation SKG, Inc. - Class A	88,617	2,309,359
E.W. Scripps Company (The) - Class A	20,049	466,941
Entercom Communications Corporation - Class A	50	594
Harte-Hanks, Inc.	2,988	20,289
Lions Gate Entertainment Corporation	2,249	69,741
Martha Stewart Living Omnimedia, Inc. - Class A	28,307	155,689
Media General, Inc.	77,693	1,312,235
Morningstar, Inc.	945	71,716
New York Times Company (The) - Class A	33,136	443,691
News Corporation - Class B	1,157	18,014
Pandora Media, Inc.	3,351	59,782
ReachLocal, Inc.	112	314
Rentrak Corporation	545	25,833

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Consumer Discretionary — 10.0% (Continued)
Media — 1.1% (Continued)
Scholastic Corporation	1,709	$69,454
SFX Entertainment, Inc.	498,868	2,180,053
Sizmek, Inc.	346	2,408
Starz - Series A	7,503	295,093
World Wrestling Entertainment, Inc. - Class A	59	792
You On Demand Holdings, Inc.	18,524	40,382
		8,074,275
Multiline Retail — 0.1%
Bon-Ton Stores, Inc. (The)	40,923	293,418
Dollar General Corporation	9	654
Family Dollar Stores, Inc.	578	45,165
Sears Canada, Inc.	1,943	14,883
Sears Holdings Corporation	7,659	305,901
Tuesday Morning Corporation	20,684	327,221
		987,242
Specialty Retail — 2.1%
Aaron's, Inc.	9,496	322,864
Abercrombie & Fitch Company - Class A	5,675	127,574
America's Car-Mart, Inc.	2,008	103,091
AutoZone, Inc.	165	110,989
Bed Bath & Beyond, Inc.	1,004	70,742
Big 5 Sporting Goods Corporation	22	300
Buckle, Inc. (The)	36,380	1,629,824
Build-A-Bear Workshop, Inc.	3,199	58,958
CarMax, Inc.	5,981	407,366
Conn's, Inc.	61,539	1,721,246
Container Store Group, Inc. (The)	104,744	1,912,625
Destination XL Group, Inc.	4,135	20,137
DSW, Inc. - Class A	6,624	240,253
Finish Line, Inc. (The) - Class A	16,241	398,392
Francesca's Holdings Corporation	4,597	77,827
GameStop Corporation - Class A	6,399	246,617
Group 1 Automotive, Inc.	2,913	230,069
Guess?, Inc.	8,887	162,721
hhgregg, Inc.	6,527	37,334
Lumber Liquidators Holdings, Inc.	71,080	1,953,989
MarineMax, Inc.	18,795	414,994
Mattress Firm Holding Corporation	2,002	118,278
Men's Wearhouse, Inc. (The)	26,114	1,477,791
Monro Muffler Brake, Inc.	11,789	706,043
O'Reilly Automotive, Inc.	253	55,111
Rent-A-Center, Inc.	4,977	147,319
Signet Jewelers Ltd.	4	537

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Consumer Discretionary — 10.0% (Continued)
Specialty Retail — 2.1% (Continued)
Sportman's Warehouse Holdings, Inc.	83,138	$800,619
Tile Shop Holdings, Inc. (The)	124,944	1,620,524
Urban Outfitters, Inc.	1,727	69,149
Vitamin Shoppe, Inc.	1,506	63,071
		15,306,354
Textiles, Apparel & Luxury Goods — 0.7%
Alpha Pro Tech Ltd.	210	494
Coach, Inc.	1,184	45,241
CROCS, Inc.	20,916	276,091
Fossil Group, Inc.	1,135	95,317
Hanesbrands, Inc.	3,339	103,776
Iconix Brand Group, Inc.	67,783	1,783,371
Lakeland Industries, Inc.	28,011	258,261
Perry Ellis International, Inc.	785	18,777
Sequential Brands Group, Inc.	98,384	1,219,962
Skechers U.S.A., Inc. - Class A	276	24,818
Steven Madden Ltd.	6,000	234,120
Tumi Holdings, Inc.	13,903	325,191
Under Armour, Inc. - Class A	1,226	95,076
Vera Bradley, Inc.	37,070	527,877
		5,008,372
Consumer Staples — 2.5%
Beverages — 0.1%
Brown-Forman Corporation - Class B	476	42,950
Constellation Brands, Inc. - Class A	3,019	350,023
Craft Brewers Alliance, Inc.	9,748	128,186
Dr Pepper Snapple Group, Inc.	1,264	94,269
		615,428
Food & Staples Retailing — 0.5%
Anderson's, Inc. (The)	7,908	337,593
Chefs' Warehouse, Inc. (The)	23,606	429,865
Fairway Group Holdings Corporation	114,662	608,855
Fresh Market, Inc. (The)	12,355	434,155
Ingles Markets, Inc. - Class A	1,049	43,911
Liberator Medical Holdings, Inc.	5,891	16,613
Natural Grocers by Vitamin Cottage, Inc.	2,467	64,931
PriceSmart, Inc.	12,192	980,968
Sprouts Farmers Market, Inc.	11,155	356,793
SUPERVALU, Inc.	63	554
United Natural Foods, Inc.	1	68
Walgreen Boots Alliance, Inc.	1,066	88,403
		3,362,709

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Consumer Staples — 2.5% (Continued)
Food Products — 1.1%
Alico, Inc.	23,177	$1,083,988
Amira Nature Foods Ltd.	94,803	821,942
B&G Foods, Inc.	28,853	877,131
Boulder Brands, Inc.	50,625	482,963
Calavo Growers, Inc.	8	405
Farmer Brothers Company	268	6,681
Freshpet, Inc.	40,690	882,159
Hain Celestial Group, Inc. (The)	2,712	163,371
Inventure Foods, Inc.	39,259	382,775
Keurig Green Mountain, Inc.	507	59,000
Limoneira Company	9	206
McCormick & Company, Inc.	2,725	205,192
Pilgrim's Pride Corporation	4,784	118,165
Post Holdings, Inc.	21,778	1,022,259
Sanderson Farms, Inc.	14,921	1,120,866
Snyder's-Lance, Inc.	39,301	1,160,559
		8,387,662
Household Products — 0.0% (a)
Church & Dwight Company, Inc.	288	23,377
HRG Group, Inc.	22,452	281,324
		304,701
Personal Products — 0.7%
Avon Products, Inc.	29,126	237,960
China-Biotics, Inc. (b)	535,616	0
Herbalife Ltd.	12,100	502,392
IGI Laboratories, Inc.	148,486	754,309
Medifast, Inc.	64,492	1,934,760
Natural Health Trends Corporation	16,554	365,512
Nu Skin Enterprises, Inc. - Class A	448	25,334
USANA Health Sciences, Inc.	10,469	1,190,744
		5,011,011
Tobacco — 0.1%
Reynolds American, Inc.	1,220	89,426
Vector Group Ltd.	16,569	367,003
		456,429
Energy — 6.3%
Energy Equipment & Services — 2.1%
Amec Foster Wheeler plc - ADR	4,833	67,565
CARBO Ceramics, Inc.	84,566	3,740,354
Dawson Geophysical Company	6,999	39,824
Diamond Offshore Drilling, Inc.	22,376	748,925
Dresser-Rand Group, Inc.	2,982	246,522
Ensco plc - Class A	10	273

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Energy — 6.3% (Continued)
Energy Equipment & Services — 2.1% (Continued)
FMSA Holdings, Inc.	14,675	$128,993
Forum Energy Technologies, Inc.	763	17,747
Geospace Technologies Corporation	48,904	1,056,326
Gulfmark Offshore, Inc. - Class A	824	12,368
Halliburton Company	1,078	52,768
Helix Energy Solutions Group, Inc.	7,195	118,574
Helmerich & Payne, Inc.	2,172	169,351
Hornbeck Offshore Services, Inc.	12,157	277,788
Independence Contract Drilling, Inc.	12,126	92,885
McDermott International, Inc.	4,284	22,491
Natural Gas Services Group, Inc.	31,564	800,147
North Atlantic Drilling Ltd.	49,679	76,506
Nuverra Environmental Solutions, Inc.	181,843	738,283
Paragon Offshore plc	202,033	365,680
Profire Energy, Inc.	7,051	11,634
Rowan Companies plc - Class A	1,354	28,691
RPC, Inc.	5,385	85,675
Schlumberger Ltd.	343	32,451
SEACOR Holdings, Inc.	16,272	1,182,324
Seadrill Ltd.	8,147	106,644
Seadrill Partners, LLC	26,329	399,674
Synthesis Energy Systems, Inc.	90,888	135,423
Tesco Corporation	84,172	1,082,452
Tidewater, Inc.	48,203	1,334,741
Transocean Ltd.	11,557	217,503
Transocean Partners, LLC	588	9,314
US Silica Holdings, Inc.	42,316	1,580,503
		14,980,399
Oil, Gas & Consumable Fuels — 4.2%
Approach Resources, Inc.	73,129	641,341
Arch Coal, Inc.	187,501	182,664
Baytex Energy Corporation	28	546
Bill Barrett Corporation	52,335	607,086
Bonanza Creek Energy, Inc.	6,838	188,455
Capital Product Partners, L.P.	29,501	268,164
Cheniere Energy, Inc.	429	32,814
Chesapeake Granite Wash Trust	54,955	485,802
Cimarex Energy Company	973	121,041
Clayton Williams Energy, Inc.	1,654	92,078
Clean Energy Fuels Corporation	234,901	2,318,473
Cobalt International Energy, Inc.	20,276	216,953
Denbury Resources, Inc.	5,618	49,495
Diamondback Energy, Inc.	236	19,487

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Energy — 6.3% (Continued)
Oil, Gas & Consumable Fuels — 4.2% (Continued)
Dorian LPG Ltd.	39,555	$524,499
Eclipse Resources Corporation	23,258	147,223
Enbridge Energy Management, LLC	2,737	101,050
Energy XXI (Bermuda) Ltd.	645,793	2,822,115
EXCO Resources, Inc.	715,555	1,474,043
Foresight Energy, L.P.	2,857	39,627
Genesis Energy, L.P.	12	597
Gevo, Inc.	89,340	224,243
Golar LNG Ltd.	1,326	47,729
Golar LNG Partners, L.P.	83	2,425
Goodrich Petroleum Corporation	314,894	1,218,640
Gran Tierra Energy, Inc.	171	636
Green Plains, Inc.	2,274	70,812
Halcon Resources Corporation	1,181,314	1,760,158
Jones Energy, Inc. - Class A	32,243	330,813
Kosmos Energy, LLC	2,608	25,506
Laredo Petroleum, Inc.	25,575	404,085
LinnCo, LLC	30,337	386,797
Magnum Hunter Resources Corporation	842,727	1,845,572
Midcoast Energy Partners, L.P.	19,205	263,685
Nordic American Offshore Ltd.	123,838	1,167,792
Northern Oil & Gas, Inc.	23,411	206,953
Oasis Petroleum, Inc.	19,580	351,265
PBF Logistics, L.P.	1,372	33,367
Peabody Energy Corporation	52,076	246,320
Pioneer Natural Resources Company	284	49,070
Renewable Energy Group, Inc.	68,424	630,185
Rentech, Inc.	37,000	44,400
Resolute Energy Corporation	40,425	50,127
REX American Resources Corporation	2,192	138,578
Rex Energy Corporation	40,447	202,235
Rice Energy, Inc.	15,428	379,992
Ring Energy, Inc.	6,760	82,066
Sanchez Energy Corporation	33	485
SandRidge Energy, Inc.	975,156	1,843,045
SandRidge Mississippian Trust II	26,206	133,651
Ship Finance International Ltd.	2,314	36,469
Solazyme, Inc.	826,773	3,183,076
Spectra Energy Corporation	2,360	87,910
Stone Energy Corporation	19,417	331,448
Swift Energy Company	170,954	516,281
Triangle Petroleum Corporation	99,919	596,516
Ultra Petroleum Corporation	162,522	2,767,750

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Energy — 6.3% (Continued)
Oil, Gas & Consumable Fuels — 4.2% (Continued)
Uranium Energy Corporation	298,390	$775,814
Uranium Resources, Inc.	38,074	49,877
Viper Energy Partners, L.P.	15	309
VTTI Energy Partners, L.P.	2	48
W&T Offshore, Inc.	68	437
Westmoreland Coal Company	516	14,665
Whiting Petroleum Corporation	1,802	68,314
		30,903,099
Financials — 10.5%
Banks — 2.7%
Associated Banc-Corp	2,522	47,439
Bancorp, Inc. (The)	50,213	489,075
BancorpSouth, Inc.	6,064	146,809
Bank of Hawaii Corporation	28,097	1,696,778
BBCN Bancorp, Inc.	1,121	15,907
Blue Hills Bancorp, Inc.	2,270	30,463
BOK Financial Corporation	469	30,574
Bridge Capital Holdings	146	3,949
Bryn Mawr Bank Corporation	9	271
Capital Bank Financial Corporation - Class A	9,131	247,633
Cardinal Financial Corporation	727	14,998
Chemical Financial Corporation	1,714	52,963
Citizens & Northern Corporation	41	813
City Holding Company	39,199	1,801,978
Commerce Bancshares, Inc.	2,623	112,028
Community Bank System, Inc.	33,127	1,157,789
Cullen/Frost Bankers, Inc.	827	60,321
Customers Bancorp, Inc.	8,665	218,445
CVB Financial Corporation	1,725	26,996
East West Bancorp, Inc.	604	24,516
First Busey Corporation	4,203	26,227
First Commonwealth Financial Corporation	60,468	545,421
First Financial Bancorporation	972	16,777
First Financial Bankshares, Inc.	74,705	2,163,457
First Niagara Financial Group, Inc.	10,504	95,534
FNB Corporation	2,716	36,041
Glacier Bancorp, Inc.	766	20,176
Hancock Holding Company	15,645	455,426
Heritage Financial Corporation	28	473
HomeTrust Bancshares, Inc.	8	125
Independent Bank Corporation (Massachusetts)	23,093	963,440
Independent Bank Corporation (Michigan)	120	1,589
Independent Bank Group, Inc.	3,084	118,734

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Financials — 10.5% (Continued)
Banks — 2.7% (Continued)
M&T Bank Corporation	213	$25,490
MB Financial, Inc.	7,651	230,525
National Bank Holdings Corporation - Class A	13,594	258,286
NBT Bancorp, Inc.	2,568	62,017
OFG Bancorp	118,786	1,673,695
OptimumBank Holdings, Inc.	224	235
Park National Corporation	19,644	1,621,809
Park Sterling Corporation	3,870	25,929
Pinnacle Financial Partners, Inc.	80	3,812
PrivateBancorp, Inc.	8,348	309,460
Renasant Corporation	7,223	214,595
S&T Bancorp, Inc.	7,955	213,990
Sandy Spring Bancorp, Inc.	9,090	236,885
South State Corporation	791	53,567
Southside Bancshares, Inc.	20,349	555,935
Southwest Bancorp, Inc.	2,721	46,883
State Bank Financial Corporation	1,247	24,952
Sterling Bancorp	6,080	78,918
Stock Yards Bancorp, Inc.	3,900	135,720
Susquehanna Bancshares, Inc.	9,104	122,358
Texas Capital Bancshares, Inc.	4,534	238,760
Tompkins Financial Corporation	711	37,079
TowneBank	1,486	24,593
TriCo Bancshares	983	22,924
Trustmark Corporation	32,860	782,068
Umpqua Holdings Corporation	597	10,155
United Bankshares, Inc.	20,098	755,283
Washington Trust Bancorp, Inc.	401	14,845
Westamerica Bancorporation	36,656	1,596,369
Wintrust Financial Corporation	322	15,694
		20,015,996
Capital Markets — 1.1%
Ares Management, L.P.	15,002	271,686
Arlington Asset Investment Corporation - Class A	1,919	41,604
Artisan Partners Asset Management, Inc. - Class A	1,790	80,174
Calamos Asset Management, Inc. - Class A	49,504	612,364
Capitala Finance Corporation	8,899	157,423
CorEnergy Infrastructure Trust, Inc.	124,102	842,652
Cowen Group, Inc. - Class A	30	168
Eaton Vance Corporation	5,159	211,932
Federated Investors, Inc. - Class B	5,784	198,970
Fidus Investment Corporation	22,732	378,488
Fifth Street Asset Management, Inc.	1,555	17,152

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Financials — 10.5% (Continued)
Capital Markets — 1.1% (Continued)
Fifth Street Finance Corporation	7,879	$56,177
Financial Engines, Inc.	13,124	553,439
FS Investment Corporation	13,612	142,518
FXCM, Inc. - Class A	654,974	1,316,498
Gladstone Capital Corporation	103	904
Gladstone Investment Corporation	31,556	238,879
Goldman Sachs BDC, Inc.	9,446	196,949
Golub Capital BDC, Inc.	3,425	60,143
Greenhill & Company, Inc.	10,867	429,790
GSV Capital Corporation	5,432	52,256
Horizon Technology Finance Corporation	67	947
Invesco Ltd.	12	497
Janus Capital Group, Inc.	12,921	231,286
Ladenburg Thalmann Financial Services, Inc.	16,174	54,506
Medley Capital Corporation	18	170
Monroe Capital Corporation	26,889	393,924
MVC Capital, Inc.	4,341	42,108
New Mountain Finance Corporation	2,758	41,204
Northern Trust Corporation	6	439
OHA Investment Corporation	6,103	34,360
PennantPark Floating Rate Capital Ltd.	8,572	122,837
Piper Jaffray Companies, Inc.	3,335	168,251
RCS Capital Corporation - Class A	68,029	584,369
Safeguard Scientifics, Inc.	5,263	94,681
Triangle Capital Corporation	2,303	55,341
UBS Group A.G.	2,385	47,867
Waddell & Reed Financial, Inc. - Class A	1,700	83,844
WhiteHorse Finance, Inc.	39	497
WisdomTree Investments, Inc.	4	76
		7,817,370
Consumer Finance — 0.6%
Atlanticus Holdings Corporation	79,077	217,462
Cash America International, Inc.	33,155	859,378
Encore Capital Group, Inc.	17,759	718,174
EZCORP, Inc. - Class A	16,793	154,496
Green Dot Corporation - Class A	5,028	80,951
Imperial Holdings, Inc.	21	140
JG Wentworth Company - Class A	2,951	29,687
Regional Management Corporation	9,057	146,271
Santander Consumer USA Holdings, Inc.	1,638	40,442
SLM Corporation	9,543	97,243
World Acceptance Corporation	22,662	1,917,658
		4,261,902

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Financials — 10.5% (Continued)
Diversified Financial Services — 0.3%
CBOE Holdings, Inc.	1,712	$96,334
FNFV Group	17,473	261,221
Global Eagle Entertainment, Inc.	14,204	181,385
MarketAxess Holdings, Inc.	11	945
Medallion Financial Corporation	12,497	131,843
MSCI, Inc.	16	979
On Deck Capital, Inc.	28,939	557,076
PHH Corporation	30,752	772,490
PICO Holdings, Inc.	2,758	49,672
		2,051,945
Insurance — 0.8%
AmTrust Financial Services, Inc.	1,093	65,001
Aspen Insurance Holdings Ltd.	3,587	167,621
Axis Capital Holdings Ltd.	8	417
Brown & Brown, Inc.	4,820	153,999
Citizens, Inc.	29,726	167,655
eHealth, Inc.	58,211	713,667
Federated National Holding Company	749	21,571
Global Indemnity plc	69	1,894
Greenlight Capital Re Ltd. - Class A	2,120	64,427
HCI Group, Inc.	40,726	1,774,839
Maiden Holdings Ltd.	53,182	772,734
MBIA, Inc.	13,137	114,949
Meadowbrook Insurance Group, Inc.	23,315	199,110
Mercury General Corporation	6,054	332,607
Old Republic International Corporation	4,242	64,860
OneBeacon Insurance Group Ltd. - Class A	336	5,067
Phoenix Companies, Inc. (The)	6,075	207,218
RLI Corporation	7,223	358,694
Selective Insurance Group, Inc.	1,762	47,468
StanCorp Financial Group, Inc.	5,779	416,550
State Auto Financial Corporation	283	6,684
Torchmark Corporation	1,688	94,714
United Insurance Holdings Corporation	18	299
Universal Insurance Holdings, Inc.	10,753	258,287
W.R. Berkley Corporation	3,742	183,321
Willis Group Holdings plc	576	28,011
		6,221,664
Real Estate Investment Trusts (REIT) — 4.0%
Acadia Realty Trust	16,428	507,625
Alexander's, Inc.	1,185	510,996
American Assets Trust, Inc.	5,233	208,273
American Campus Communities, Inc.	3,991	160,199

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Financials — 10.5% (Continued)
Real Estate Investment Trusts (REIT) — 4.0% (Continued)
American Homes 4 Rent - Class A	26,435	$446,487
American Residential Properties, Inc.	35,771	671,064
American Tower Corporation	1,015	95,948
Associated Estates Realty Corporation	21,713	618,820
AvalonBay Communities, Inc.	1,945	319,641
Boston Properties, Inc.	3,726	492,987
Campus Crest Communities, Inc.	54,955	347,865
Chambers Street Properties	109,989	824,918
Columbia Property Trust, Inc.	7,130	187,020
CoreSite Realty Corporation	8,182	393,391
Crown Castle International Corporation	954	79,688
CubeSmart	21,187	488,784
CyrusOne, Inc.	25,884	840,712
DCT Industrial Trust, Inc.	418	13,811
Douglas Emmett, Inc.	23,285	663,622
EastGroup Properties, Inc.	2,280	130,416
EPR Properties	964	55,594
Equity One, Inc.	15,432	380,090
Equity Residential	1,745	128,886
Essex Property Trust, Inc.	1,410	312,949
Excel Trust, Inc.	37,292	591,078
Extra Space Storage, Inc.	9,410	620,401
Federal Realty Investment Trust	5,677	758,845
First Industrial Realty Trust, Inc.	2,347	46,306
Franklin Street Properties Corporation	21,662	255,828
HCP, Inc.	47	1,894
Health Care REIT, Inc.	8,260	594,885
Healthcare Realty Trust, Inc.	9,230	236,288
Healthcare Trust of America, Inc. - Class A	21,445	555,211
Highwoods Properties, Inc.	2,928	126,021
Home Properties, Inc.	4,889	359,635
Independence Realty Trust, Inc.	65,221	600,033
Iron Mountain, Inc.	15,171	523,248
Kilroy Realty Corporation	8,145	578,214
Kimco Realty Corporation	17,096	412,014
Medical Properties Trust, Inc.	53,072	741,947
Monmouth Real Estate Investment Corporation	67,306	695,271
Monogram Residential Trust, Inc.	55,553	524,420
National Health Investors, Inc.	6,404	427,275
National Retail Properties, Inc.	12,124	465,562
New York REIT, Inc.	4,173	41,229
Omega Healthcare Investors, Inc.	18,558	669,758
Physicians Realty Trust	31,870	529,042

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Financials — 10.5% (Continued)
Real Estate Investment Trusts (REIT) — 4.0% (Continued)
Piedmont Office Realty Trust, Inc. - Class A	1,598	$27,933
Post Properties, Inc.	3,633	207,699
Public Storage	2,273	427,119
Realty Income Corporation	13,925	654,057
Regency Centers Corporation	1,545	96,995
Retail Opportunity Investments Corporation	41,684	699,458
Sabra Health Care REIT, Inc.	10,632	317,684
Simon Property Group, Inc.	1,718	311,800
SL Green Realty Corporation	4,256	520,764
Sovran Self Storage, Inc.	1,976	172,584
Spirit Realty Capital, Inc.	7,398	83,523
STAG Industrial, Inc.	16,985	369,084
Starwood Waypoint Residential Trust	1,228	31,609
STORE Capital Corporation	12,711	266,931
Terreno Realty Corporation	38,542	820,174
Trade Street Residential, Inc.	7,652	53,334
UDR, Inc.	9,820	321,801
UMH Properties, Inc.	8,141	81,980
Universal Health Realty Income Trust	2,071	102,846
Ventas, Inc.	6,911	476,168
Vornado Realty Trust	1,344	139,091
Walter Investment Management Corporation	174,317	3,069,722
Wheeler Real Estate Investment Trust, Inc.	3,402	7,995
Whitestone REIT	36,282	533,345
		29,027,887
Thrifts & Mortgage Finance — 1.0%
Astoria Financial Corporation	20,132	265,138
Banc of California, Inc.	7,069	87,656
Berkshire Hills Bancorporation, Inc.	23,447	656,751
BofI Holding, Inc.	1,475	135,420
Capitol Federal Financial, Inc.	7,840	94,080
Clifton Bancorp, Inc.	1,251	17,076
Flushing Financial Corporation	49,037	939,549
Hudson City Bancorp, Inc.	2,251	20,934
Impac Mortgage Holdings, Inc.	12,950	299,663
LendingTree, Inc.	68	3,742
Nationstar Mortgage Holdings, Inc.	24,583	617,033
NMI Holdings, Inc. - Class A	20,736	165,473
Northfield Bancorp, Inc.	3,538	51,053
Northwest Bancshares, Inc.	2,033	25,026
Ocwen Financial Corporation	169,242	1,436,865
TrustCo Bank Corporation	260,699	1,738,862
United Financial Bancorp, Inc.	286	3,647

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Financials — 10.5% (Continued)
Thrifts & Mortgage Finance — 1.0% (Continued)
Washington Federal, Inc.	24,495	$529,092
		7,087,060
Health Care — 13.1%
Biotechnology — 7.0%
ACADIA Pharmaceuticals, Inc.	1,408	48,111
Acceleron Pharma, Inc.	21	581
Achillion Pharmaceuticals, Inc.	9,627	84,236
Advaxis, Inc.	36,976	621,567
Aegerion Pharmaceuticals, Inc.	2,781	64,686
Amicus Therapeutics, Inc.	2,320	23,339
Anacor Pharmaceuticals, Inc.	21,993	1,158,811
Anthera Pharmaceuticals, Inc.	115,238	494,371
Arena Pharmaceuticals, Inc.	66,714	290,873
Arrowhead Research Corporation	288,411	1,990,036
Asterias Biotherapeutics, Inc.	4,565	51,858
Athersys, Inc.	392,088	470,506
Bellicum Pharmaceuticals, Inc.	566	13,573
BIND Therapeutics, Inc.	96,689	584,968
Biocept, Inc.	131,648	368,614
BioCryst Pharmaceuticals, Inc.	59,989	557,298
bluebird bio, Inc.	661	88,039
Calithera Biosciences, Inc.	15,687	157,027
Catalyst Pharmaceutical Partners, Inc.	2,640	8,342
Celladon Corporation	74,145	200,933
Celldex Therapeutics, Inc.	3,729	89,496
Cellular Biomedicine Group, Inc.	21,257	521,434
Celsion Corporation	16,407	44,955
ChemoCentryx, Inc.	78,145	522,790
Chimerix, Inc.	381	12,954
Cohereus Biosciences, Inc.	1,142	24,861
Conatus Pharmaceuticals, Inc.	187,856	1,117,743
CorMedix, Inc.	195,417	1,465,628
CytRx Corporation	269,762	1,184,255
Dyax Corporation	3,536	84,546
Dynavax Technologies Corporation	4,866	97,880
Epizyme, Inc.	11,380	185,608
Esperion Therapeutics, Inc.	1,734	164,955
Exact Sciences Corporation	80,536	1,683,202
Exelixis, Inc.	583,339	1,499,181
Fortress Biotech, Inc.	32,533	100,852
Foundation Medicine, Inc.	3,095	140,853
Galectin Therapeutics, Inc.	4,418	13,210
Galena Biopharma, Inc.	1,142,871	1,542,876

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Health Care — 13.1% (Continued)
Biotechnology — 7.0% (Continued)
Galmed Pharmaceuticals Ltd.	2,850	$23,798
Genocea Biosciences, Inc.	9,666	98,980
Hyperion Therapeutics, Inc.	11,519	529,413
iBio, Inc.	189,761	195,454
Idera Pharmaceuticals, Inc.	339,900	955,119
ImmunoGen, Inc.	15,005	124,091
Infinity Pharmaceuticals, Inc.	55,726	706,048
Inovio Pharmaceuticals, Inc.	214,660	1,751,626
Insys Therapeutics, Inc.	2,481	130,426
Intercept Pharmaceuticals, Inc.	1,036	261,911
Intrexon Corporation	1,362	52,887
Invitae Corporation	1,747	19,130
IsoRay, Inc.	199,605	341,325
Juno Therapeutics, Inc.	520	22,225
Karyopharm Therapeutics, Inc.	231	6,274
Keryx Biopharmaceuticals, Inc.	136,022	1,449,995
Kite Pharma, Inc.	3,960	199,505
KYTHERA Biopharmaceuticals, Inc.	17,333	757,279
La Jolla Pharmaceutical Company	44,086	838,075
Ligand Pharmaceuticals, Inc.	205	15,916
MannKind Corporation	535,825	2,298,689
MediciNova, Inc.	25,840	100,259
Merrimack Pharmaceuticals, Inc.	8,282	91,930
Myriad Genetics, Inc.	2,770	91,493
NanoViricides, Inc.	8,903	15,313
NeoStem, Inc.	170,779	491,844
Neuralstem, Inc.	563,250	951,893
Northwest Biotherapeutics, Inc.	275,476	2,165,241
Nymox Pharmaceutical Corporation	18,108	22,544
Ocata Therapeutics, Inc.	53,109	391,944
Omeros Corporation	39,326	791,239
OncoMed Pharmaceuticals, Inc.	26,952	646,309
OPKO Health, Inc.	2,285	31,442
Organovo Holdings, Inc.	540,308	2,452,998
Otonomy, Inc.	97	2,545
OvaScience, Inc.	50,245	1,243,313
OXiGENE, Inc.	160,596	223,228
Pharmacyclics, Inc.	1,056	270,547
Portola Pharmaceuticals, Inc.	5,100	182,019
Raptor Pharmaceutical Corporation	7,277	73,643
Regulus Therapeutics, Inc.	8,605	107,993
Repligen Corporation	792	23,372
Retrophin, Inc.	33	711

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Health Care — 13.1% (Continued)
Biotechnology — 7.0% (Continued)
Rosetta Genomics Ltd.	123,785	$456,767
Sarepta Therapeutics, Inc.	87,559	1,068,220
Seattle Genetics, Inc.	2,597	89,181
Sunesis Pharmaceuticals, Inc.	39,859	93,270
Synergy Pharmaceuticals, Inc.	593,285	2,076,498
Synta Pharmaceuticals Corporation	45,301	101,927
Synthetic Biologics, Inc.	508,660	1,068,186
Tekmira Pharmaceuticals Corporation	19,484	301,418
Tenax Therapeutics, Inc.	4,186	14,316
TESARO, Inc.	14,560	793,083
TetraLogic Pharmaceuticals Corporation	26	113
TG Therapeutics, Inc.	28,683	400,415
Theravance, Inc.	66,263	1,076,774
Trillium Therapeutics, Inc.	5,089	96,945
TrovaGene, Inc.	19,992	154,938
uniQure B.V.	9,943	249,072
Vanda Pharmaceuticals, Inc.	6,388	58,450
Vascular Biogenics Ltd.	25,277	92,767
Verastem, Inc.	204,226	1,695,076
Vericel Corporation	88	291
Versartis, Inc.	1,665	28,438
Vertex Pharmaceuticals, Inc.	708	87,282
Vital Therapies, Inc.	33,323	810,082
XOMA Corporation	15,045	45,135
ZIOPHARM Oncology, Inc.	135,428	1,193,121
		50,976,799
Health Care Equipment & Supplies — 2.9%
Abaxis, Inc.	23,558	1,507,712
Abiomed, Inc.	2,276	143,889
Atossa Genetics, Inc.	100,711	143,010
AtriCure, Inc.	55,695	1,225,847
Cantel Medical Corporation	10,307	461,650
Capnia, Inc.	63,033	397,738
Cardiovascular Systems, Inc.	23,813	745,347
Cerus Corporation	271,422	1,205,114
CytoSorbents Corporation	82,096	578,777
Derma Sciences, Inc.	13,244	104,627
Endologix, Inc.	104,461	1,625,413
EnteroMedics, Inc.	121,029	139,183
GenMark Diagnostics, Inc.	87,436	839,385
Globus Medical, Inc. - Class A	14,854	354,862
Great Basin Scientific, Inc.	24,062	101,782
HeartWare International, Inc.	1,739	131,660

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Health Care — 13.1% (Continued)
Health Care Equipment & Supplies — 2.9% (Continued)
ICU Medical, Inc.	189	$15,946
IDEXX Laboratories, Inc.	2,494	312,673
InVivo Therapeutics Holdings Corporation	8,599	103,102
MELA Sciences, Inc.	95,960	143,940
Meridian Bioscience, Inc.	3,671	65,050
Novadaq Technologies, Inc.	721	7,794
NxStage Medical, Inc.	17,727	324,936
Oxford Immunotec Global plc	43	571
ResMed, Inc.	6,237	398,794
ReWalk Robotics Ltd.	34,765	381,372
Rockwell Medical, Inc.	57,283	556,218
Second Sight Medical Products, Inc.	56,816	660,202
Sirona Dental Systems, Inc.	1,125	104,344
Spectranetics Corporation (The)	68,941	1,768,337
STAAR Surgical Company	223,202	1,975,338
SurModics, Inc.	2,371	59,797
Tandem Diabetes Care, Inc.	29,951	399,846
Tornier N.V.	2,009	51,973
TriVascular Technologies, Inc.	17,063	124,560
Unilife Corporation	627,208	2,101,147
Varian Medical Systems, Inc.	278	24,700
Vascular Solutions, Inc.	6,558	210,249
Wright Medical Group, Inc.	40,101	1,017,362
ZELTIQ Aesthetics, Inc.	17,189	527,702
		21,041,949
Health Care Providers & Services — 0.8%
AAC Holdings, Inc.	13,778	477,545
Addus HomeCare Corporation	1	27
Adeptus Health, Inc. - Class A	24,049	1,526,390
Air Methods Corporation	2,140	97,798
Alliance HealthCare Services, Inc.	352	7,487
Bio-Reference Laboratories, Inc.	15,482	512,764
BioScrip, Inc.	33,624	158,033
Brookdale Senior Living, Inc.	2,837	102,785
Chemed Corporation	4,334	499,493
Cross Country Healthcare, Inc.	57	633
DaVita HealthCare Partners, Inc.	3,691	299,340
Five Star Quality Care, Inc.	12,026	51,110
Hanger, Inc.	557	12,443
HealthEquity, Inc.	8,443	221,291
HealthSouth Corporation	13	588
Healthways, Inc.	42,285	735,759
Laboratory Corporation of America Holdings	238	28,455

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Health Care — 13.1% (Continued)
Health Care Providers & Services — 0.8% (Continued)
National Healthcare Corporation	239	$15,129
Nobilis Health Corporation	5,196	35,385
Quest Diagnostics, Inc.	2,549	182,050
Select Medical Holdings Corporation	28,431	413,671
Triple-S Management Corporation - Class B	12,026	225,127
Trupanion, Inc.	5,099	37,784
Veracyte, Inc.	56,336	515,474
		6,156,561
Health Care Technology — 0.4%
athenahealth, Inc.	740	90,768
Castlight Health, Inc. - Class B	249,446	1,878,328
Computer Programs and Systems, Inc.	9,181	480,442
Quality Systems, Inc.	14,474	225,722
Veeva Systems, Inc. - Class A	2,502	66,428
		2,741,688
Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics, Inc.	112,566	2,566,505
Affymetrix, Inc.	478	5,798
Albany Molecular Research, Inc.	41,127	742,754
Apricus Biosciences, Inc.	120,564	192,902
Bio-Techne Corporation	1,197	114,864
Fluidigm Corporation	13,707	513,464
Pacific Biosciences of California, Inc.	203,055	1,047,764
PerkinElmer, Inc.	12	615
Sequenom, Inc.	9,842	43,699
		5,228,365
Pharmaceuticals — 1.3%
AcelRx Pharmaceuticals, Inc.	600,959	2,397,826
Aerie Pharmaceuticals, Inc.	79,832	769,580
Alimera Sciences, Inc.	35,077	152,936
Ampio Pharmaceuticals, Inc.	773,648	1,864,492
ANI Pharmaceuticals, Inc.	6,525	397,894
Aratana Therapeutics, Inc.	66,683	860,878
Assembly Biosciences, Inc.	3,062	40,786
BioDelivery Sciences International, Inc.	7,725	62,264
Cempra, Inc.	435	13,698
DepoMed, Inc.	1,677	39,007
Endo International plc	1,864	156,697
Impax Laboratories, Inc.	381	17,244
Intra-Cellular Therapies, Inc.	1,174	24,008
Jazz Pharmaceuticals plc	436	77,913
Mylan N.V.	653	47,186
Nektar Therapeutics	37	352

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Health Care — 13.1% (Continued)
Pharmaceuticals — 1.3% (Continued)
Ocera Therapeutics, Inc.	6,665	$22,528
Ocular Therapeutix, Inc.	46,414	1,018,787
Oramed Pharmaceuticals, Inc.	5,223	37,632
Repros Therapeutics, Inc.	12,291	94,518
Revance Therapeutics, Inc.	12,957	254,929
SCYNEXIS, Inc.	7,937	74,052
Tetraphase Pharmaceuticals, Inc.	4,250	149,940
Theravance Biopharma, Inc.	43,363	693,808
Tokai Pharmaceuticals, Inc.	8,175	81,750
VIVUS, Inc.	100,881	224,965
Zogenix, Inc.	296,079	411,550
ZS Pharma, Inc.	262	9,974
		9,997,194
Industrials — 9.5%
Aerospace & Defense — 1.0%
AAR Corporation	7,372	222,929
Aerojet Rocketdyne Holdings, Inc.	88,294	1,735,860
American Science & Engineering, Inc.	5,138	192,264
B/E Aerospace, Inc.	4,051	242,209
DigitalGlobe, Inc.	4,465	143,639
Hexcel Corporation	2,108	105,716
KEYW Holding Corporation (The)	265,874	2,565,684
National Presto Industries, Inc.	8,935	559,152
Orbital ATK, Inc.	1,385	101,327
Precision Castparts Corporation	362	74,822
Sparton Corporation	23,502	605,647
Taser International, Inc.	30,048	907,149
		7,456,398
Air Freight & Logistics — 0.3%
Echo Global Logistics, Inc.	10,044	290,272
Forward Air Corporation	18,812	947,560
Radiant Logistics, Inc.	113,079	599,319
		1,837,151
Airlines — 0.0% (a)
Alaska Air Group, Inc.	613	39,269
Copa Holdings, S.A. - Class A	113	12,530
Spirit Airlines, Inc.	423	28,963
Virgin America, Inc.	4,273	122,806
		203,568
Building Products — 0.4%
A.O. Smith Corporation	1,224	78,214
AAON, Inc.	13,041	312,593
Griffon Corporation	5,239	88,067

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Industrials — 9.5% (Continued)
Building Products — 0.4% (Continued)
Insteel Industries, Inc.	20,983	$425,115
Lennox International, Inc.	451	47,788
Norcraft Companies, Inc.	5,763	148,801
Nortek, Inc.	178	15,062
PGT, Inc.	91,955	1,040,931
Simpson Manufacturing Company, Inc.	16,282	533,724
Trex Company, Inc.	341	16,000
Universal Forest Products, Inc.	2,043	113,019
		2,819,314
Commercial Services & Supplies — 1.1%
ADT Corporation (The)	5,501	206,838
Avery Dennison Corporation	516	28,684
Brady Corporation - Class A	21,831	581,360
Brink's Company (The)	2,879	76,207
Clean Harbors, Inc.	958	52,930
Courier Corporation	21,016	510,269
Covanta Holding Corporation	20,073	407,281
Healthcare Services Group, Inc.	51,282	1,552,306
Heritage-Crystal Clean, Inc.	63,597	745,357
HNI Corporation	12,844	599,044
InnerWorkings, Inc.	57,405	363,374
Interface, Inc.	2,677	58,171
Kimball International, Inc. - Class B	6,723	68,037
Knoll, Inc.	8,661	197,211
MSA Safety, Inc.	3,183	145,590
Multi-Color Corporation	6,213	390,052
Progressive Waste Solutions Ltd.	856	24,747
Rollins, Inc.	1,219	30,231
United Stationers, Inc.	17,127	695,527
US Ecology, Inc.	24,379	1,143,619
Viad Corporation	14,002	372,033
		8,248,868
Construction & Engineering — 0.5%
Chicago Bridge & Iron Company	1,579	75,239
Comfort Systems USA, Inc.	19,309	399,503
Dycom Industries, Inc.	10,402	478,284
Furmanite Corporation	122,848	896,791
Goldfield Corporation (The)	234	391
Great Lakes Dredge & Dock Company	19,740	114,492
HC2 Holdings, Inc.	1,673	18,503
KBR, Inc.	18,464	322,566
Layne Christensen Company	77,521	520,941
Orion Marine Group, Inc.	42,304	356,200

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Industrials — 9.5% (Continued)
Construction & Engineering — 0.5% (Continued)
Primoris Services Corporation	19,830	$381,331
		3,564,241
Electrical Equipment — 1.0%
China BAK Battery, Inc.	6,264	24,805
Energous Corporation	286,823	2,288,848
Enphase Energy, Inc.	38,638	485,680
FuelCell Energy, Inc.	293,958	361,568
Highpower International, Inc.	6,617	27,659
Plug Power, Inc.	1,081,490	2,746,985
Polypore International, Inc.	2,801	164,027
Power Solutions International, Inc.	10,413	664,349
Revolution Lighting Technologies, Inc.	50,811	59,449
SL Industries, Inc.	219	9,095
SolarCity Corporation	8,980	539,249
TCP International Holdings Ltd.	53,678	200,219
ZBB Energy Corporation	4,294	3,950
		7,575,883
Industrial Conglomerates — 0.0% (a)
3M Company	208	32,529
Raven Industries, Inc.	647	12,901
		45,430
Machinery — 2.6%
Accuride Corporation	78	318
Alamo Group, Inc.	1,322	81,673
Altra Industrial Motion Corporation	20,755	547,309
American Railcar Industries, Inc.	11,500	609,960
Briggs & Stratton Corporation	85,494	1,671,408
Chart Industries, Inc.	891	36,130
CIRCOR International, Inc.	230	12,567
Colfax Corporation	1,242	61,591
Donaldson Company, Inc.	978	36,548
Dover Corporation	1,160	87,835
Energy Recovery, Inc.	571,387	1,697,019
ExOne Company (The)	201,737	2,765,814
Gorman-Rupp Company (The)	29,988	812,975
Graham Corporation	38,818	908,341
Greenbrier Companies, Inc. (The)	38,130	2,199,720
IDEX Corporation	13	975
Joy Global, Inc.	2,245	95,727
Lindsay Corporation	37,763	2,990,452
Lydall, Inc.	1,429	38,354
Mueller Water Products, Inc. - Class A	17,385	162,724
Navistar International Corporation	23,169	694,143

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Industrials — 9.5% (Continued)
Machinery — 2.6% (Continued)
Nordson Corporation	1,297	$103,306
Oshkosh Corporation	1,699	91,474
Proto Labs, Inc.	25,986	1,819,020
SPX Corporation	2,141	164,857
Timken Company (The)	10	393
Toro Company (The)	812	54,437
Trinity Industries, Inc.	1,111	30,097
Valmont Industries, Inc.	1,521	191,676
Westport Innovations, Inc.	133,935	606,726
		18,573,569
Marine — 0.3%
Baltic Trading Ltd.	22,271	31,625
Eagle Bulk Shipping, Inc.	17,426	146,030
Golden Ocean Group Ltd.	382,092	1,902,818
Navios Maritime Partners, L.P.	4,229	55,061
Safe Bulkers, Inc.	243	870
		2,136,404
Professional Services — 1.0%
Acacia Research Corporation	199,425	2,197,664
Advisory Board Company (The)	18,902	980,825
CBIZ, Inc.	199,647	1,804,809
Franklin Covey Company	10	186
Huron Consulting Group, Inc.	2,892	175,313
Kforce, Inc.	9,595	218,190
Paylocity Holding Corporation	57,950	1,631,292
Resources Connection, Inc.	4,635	73,048
Robert Half International, Inc.	1,920	106,464
TrueBlue, Inc.	11,629	334,683
		7,522,474
Road & Rail — 0.4%
Celadon Group, Inc.	7,066	182,585
CSX Corporation	932	33,636
Heartland Express, Inc.	35,429	741,175
J.B. Hunt Transport Services, Inc.	1,150	100,280
Landstar System, Inc.	11,452	713,574
Marten Transport Ltd.	8,192	182,354
Norfolk Southern Corporation	1,144	115,372
Roadrunner Transportation Systems, Inc.	17,855	436,912
Universal Truckload Services, Inc.	4,657	98,915
USA Truck, Inc.	13,016	319,673
		2,924,476

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Industrials — 9.5% (Continued)
Trading Companies & Distributors — 0.9%
Aceto Corporation	12,137	$235,215
Beacon Roofing Supply, Inc.	23,539	699,579
GATX Corporation	3,086	167,878
MRC Global, Inc.	15,800	230,680
MSC Industrial Direct Company, Inc. - Class A	647	45,976
Neff Corporation - Class A	465	5,487
NOW, Inc.	147,671	3,529,337
Rush Enterprises, Inc. - Class A	21,926	573,146
TAL International Group, Inc.	1,559	60,084
Titan Machinery, Inc.	61,491	900,843
Veritiv Corporation	3,134	124,545
		6,572,770
Transportation Infrastructure — 0.0% (a)
Aegean Marine Petroleum Network, Inc.	4,308	65,482

Information Technology — 12.1%
Communications Equipment — 1.0%
Alliance Fiber Optic Products, Inc.	47,850	878,526
Applied Optoelectronics, Inc.	21,927	313,118
Arista Networks, Inc.	6,237	399,230
Finisar Corporation	871	17,707
Infinera Corporation	16,575	311,610
Infosonics Corporation	43,686	101,352
Mitel Networks Corporation	107,248	996,331
Novatel Wireless, Inc.	26,597	161,178
Oclaro, Inc.	21,935	42,115
ORBCOMM, Inc.	186,746	1,124,211
Palo Alto Networks, Inc.	319	47,123
PCTEL, Inc.	11,462	90,550
QUALCOMM, Inc.	609	41,412
Ruckus Wireless, Inc.	1,626	18,992
Sierra Wireless, Inc. - ADR	1,095	38,478
Sonus Networks, Inc.	162,363	1,285,915
Ubiquiti Networks, Inc.	52,718	1,506,153
		7,374,001
Electronic Equipment, Instruments & Components — 2.6%
Audience, Inc.	130,270	620,085
Clearfield, Inc.	116,033	1,572,247
Control4 Corporation	5,188	60,803
Daktronics, Inc.	85,003	912,082
Digital Ally, Inc.	27,439	383,872
FARO Technologies, Inc.	38,784	1,544,767
Identiv, Inc.	19,791	192,566

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Information Technology — 12.1% (Continued)
Electronic Equipment, Instruments & Components — 2.6% (Continued)
InvenSense, Inc.	158,883	$2,370,534
IPG Photonics Corporation	881	78,039
Itron, Inc.	220	7,889
Knowles Corporation	42,655	817,696
Maxwell Technologies, Inc.	211,878	1,186,517
Mesa Laboratories, Inc.	15,614	1,325,472
MicroVision, Inc.	391,259	1,271,592
MTS Systems Corporation	4,804	339,066
Neonode, Inc.	599,868	2,339,485
Planar Systems, Inc.	19,311	111,425
Plexus Corporation	26,592	1,144,786
RADA Electronics Industries Ltd.	104,802	257,813
RealD, Inc.	1,847	22,681
Uni-Pixel, Inc.	102,017	357,060
Universal Display Corporation	37,927	1,671,443
Vishay Intertechnology, Inc.	29,176	369,952
		18,957,872
Internet Software & Services — 2.7%
Aerohive Networks, Inc.	160,231	975,807
Amber Road, Inc.	5,431	47,576
Angie's List, Inc.	127,087	746,001
Bankrate, Inc.	1,657	20,547
Benefitfocus, Inc.	6,786	234,456
Blucora, Inc.	8,760	119,749
Care.com, Inc.	111,505	715,862
ChannelAdvisor Corporation	83,079	849,898
Chegg, Inc.	60,257	447,709
Cimpress N.V.	4,866	408,452
Coupons.com, Inc.	208,919	2,617,755
Cvent, Inc.	68,284	1,835,474
Dealertrack Technologies, Inc.	2,210	86,875
Five9, Inc.	112,128	608,855
Gogo, Inc.	92,804	1,961,877
GTT Communications, Inc.	17,507	319,678
Hortonworks, Inc.	2,610	52,644
LiveDeal, Inc.	1,545	4,712
LivePerson, Inc.	3,023	28,416
LogMeIn, Inc.	700	44,926
Net Element, Inc.	39,577	45,514
OPOWER, Inc.	98,935	989,350
Piksel, Inc. - Series A-2 (b)	346,880	0
RealNetworks, Inc.	125	821
Rocket Fuel, Inc.	54,292	434,879

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Information Technology — 12.1% (Continued)
Internet Software & Services — 2.7% (Continued)
SciQuest, Inc.	155	$2,382
Shutterstock, Inc.	9,535	643,517
SINA Corporation	817	35,944
Textura Corporation	68,517	1,793,090
Travelzoo, Inc.	20,944	275,204
TrueCar, Inc.	86,616	1,335,619
Viggle, Inc.	43,011	111,829
WebMD Health Corporation	2,703	119,337
Xoom Corporation	68,123	1,203,733
Zillow Group, Inc. - Class A	4,795	468,184
Zix Corporation	51,830	220,796
		19,807,468
IT Services — 0.8%
Automatic Data Processing, Inc.	906	76,593
Blackhawk Network Holdings, Inc.	29,339	1,078,795
Cardtronics, Inc.	1,194	45,050
Cass Information Systems, Inc.	1,377	71,976
CGI Group, Inc. - Class A	18	757
CSG Systems International, Inc.	12,219	355,817
Datalink Corporation	38,278	442,494
EPAM Systems, Inc.	583	37,726
ExlService Holdings, Inc.	3,263	112,345
Global Cash Access Holdings, Inc.	68,742	508,691
Jack Henry & Associates, Inc.	1,499	99,699
ManTech International Corporation - Class A	2,696	78,804
MoneyGram International, Inc.	2,096	16,244
NeuStar, Inc. - Class A	73,869	2,216,070
Paychex, Inc.	3,014	145,847
ServiceSource International, Inc.	37,451	133,700
TeleTech Holdings, Inc.	3,927	101,866
Teradata Corporation	1,085	47,729
Western Union Company (The)	2,341	47,476
		5,617,679
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.	450,758	1,018,713
Ambarella, Inc.	29,176	2,134,224
Applied Micro Circuits Corporation	77,751	417,523
Ascent Solar Technologies, Inc.	279,595	307,554
Camtek Ltd.	7,736	26,148
CEVA, Inc.	67,274	1,392,572
Cirrus Logic, Inc.	954	32,226
Cree, Inc.	7,550	239,184
DSP Group, Inc.	2,350	26,743

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Information Technology — 12.1% (Continued)
Semiconductors & Semiconductor Equipment — 2.2% (Continued)
Entegris, Inc.	21,639	$288,015
Exar Corporation	29,642	292,566
EZchip Semiconductor Ltd.	624	12,143
Fairchild Semiconductor International, Inc.	12,275	222,975
Freescale Semiconductor Ltd.	2,773	108,397
Himax Technologies, Inc. - ADR	9,273	56,751
Inphi Corporation	88,929	1,907,527
Kopin Corporation	23,011	76,396
Linear Technology Corporation	1,431	66,012
MaxLinear, Inc. - Class A	209,652	1,788,332
MKS Instruments, Inc.	1,585	55,174
Monolithic Power Systems, Inc.	2,167	112,316
Nanometrics, Inc.	4,581	70,822
PDF Solutions, Inc.	19,731	356,539
Photronics, Inc.	85,635	751,019
Pixelworks, Inc.	17,744	82,510
Rambus, Inc.	79,830	1,104,847
Rubicon Technology, Inc.	397,167	1,525,121
Silicon Laboratories, Inc.	4,486	231,792
Solar3D, Inc.	5,774	25,637
SunEdison, Inc.	16,295	412,589
Ultratech, Inc.	53,806	1,073,968
		16,216,335
Software — 2.2%
A10 Networks, Inc.	47,661	216,858
Blackbaud, Inc.	17,477	883,113
Bottomline Technologies, Inc.	825	22,077
Box, Inc. - Class A	30,628	524,045
Comverse, Inc.	4,136	101,332
Datawatch Corporation	726	5,307
Digimarc Corporation	1,797	42,050
Ebix, Inc.	109,164	2,979,086
Ellie Mae, Inc.	10,120	556,600
Evolving Systems, Inc.	1,749	16,239
FactSet Research Systems, Inc.	305	48,004
FireEye, Inc.	10,064	415,643
Guidance Software, Inc.	1,550	9,052
Interactive Intelligence Group, Inc.	6,453	283,803
Jive Software, Inc.	23,352	125,634
King Digital Entertainment plc	24,762	392,725
Kofax Ltd.	72,743	802,355
MobileIron, Inc.	48,022	289,092

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Information Technology — 12.1% (Continued)
Software — 2.2% (Continued)
Mobileye N.V.	653	$29,294
Monotype Imaging Holdings, Inc.	4,345	140,821
Netscout Systems, Inc.	27,837	1,144,101
NQ Mobile, Inc. - ADR	55,004	211,215
NXT-ID, Inc.	54,661	131,186
Park City Group, Inc.	58,185	631,307
PROS Holdings, Inc.	11,725	260,647
SeaChange International, Inc.	2,410	16,171
ServiceNow, Inc.	932	69,769
SolarWinds, Inc.	8	390
Sphere 3D Corporation	75,271	236,351
Tangoe, Inc.	40,970	560,470
TubeMogul, Inc.	100,415	1,445,976
Varonis Systems, Inc.	6,372	183,195
VASCO Data Security International, Inc.	60,699	1,542,969
VirnetX Holding Corporation	168,631	1,089,356
Voltari Corporation	43,800	467,346
Workiva, Inc.	2,499	36,161
Zynga, Inc. - Class A	95,757	234,605
		16,144,345
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corporation	26,475	664,258
Cray, Inc.	709	19,916
Hutchinson Technology, Inc.	200	472
Immersion Corporation	106,254	1,150,731
Nimble Storage, Inc.	206	5,039
SanDisk Corporation	2,408	161,192
Silicon Graphics International Corporation	28,149	228,288
Stratasys Ltd.	34,630	1,296,893
Violin Memory, Inc.	217,457	741,528
		4,268,317
Materials — 2.5%
Chemicals — 1.0%
Albemarle Corporation	203	12,119
American Vanguard Corporation	82,396	898,940
Ashland, Inc.	4	505
BioAmber, Inc.	992	10,426
China Green Agriculture, Inc.	10,230	21,483
Cytec Industries, Inc.	16	885
Flotek Industries, Inc.	137,724	1,968,076
Forcefield Energy, Inc. (b)	22,853	35,194
Gulf Resources, Inc.	2,591	6,659
Innospec, Inc.	8	350

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Materials — 2.5% (Continued)
Chemicals — 1.0% (Continued)
Intrepid Potash, Inc.	75,552	$946,667
Israel Chemicals Ltd.	2,463	17,241
NewMarket Corporation	250	111,725
Olin Corporation	12,345	364,548
Scotts Miracle-Gro Company (The) - Class A	1,023	65,994
Senomyx, Inc.	141,737	820,657
Sherwin-Williams Company (The)	591	164,298
Sigma-Aldrich Corporation	1,127	156,563
Tredegar Corporation	30,698	628,388
Trinseo S.A.	3	68
Tronox Ltd. - Class A	45,773	958,944
Westlake Chemical Corporation	2,473	192,844
		7,382,574
Containers & Packaging — 0.1%
Ball Corporation	618	45,367
Greif, Inc. - Class A	10,074	410,616
		455,983
Metals & Mining — 0.9%
A.M. Castle & Company	42,624	167,086
AK Steel Holding Corporation	262,827	1,335,161
B2Gold Corporation	20,421	31,653
China Gerui Advanced Materials Group Ltd.	1,750	4,795
Cliffs Natural Resources, Inc.	98,450	584,793
Coeur Mining, Inc.	107,351	560,372
Commercial Metals Company	15,739	261,267
Globe Specialty Metals, Inc.	14,412	287,087
Haynes International, Inc.	1,216	54,076
Horsehead Holding Corporation	119,501	1,786,540
Kaiser Aluminum Corporation	2,128	171,027
NovaGold Resources, Inc.	6,061	23,274
Paramount Gold Nevada Corporation	11,965	20,699
Pretium Resources, Inc.	114	657
Primero Mining Corporation	43,784	161,125
Rubicon Minerals Corporation	34	37
Ryerson Holding Corporation	4,442	24,609
Seabridge Gold, Inc.	12,373	78,445
Silver Standard Resources, Inc.	3,599	19,597
SinoCoking Coal and Coke Chemical Industries, Inc.	5,377	12,959
Southern Copper Corporation	12,828	417,936
Stillwater Mining Company	16,095	216,156
TimkenSteel Corporation	4,237	123,678
Turquoise Hill Resources Ltd.	29,680	123,469
		6,466,498

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Materials — 2.5% (Continued)
Paper & Forest Products — 0.5%
Deltic Timber Corporation	8,735	$559,040
Louisiana-Pacific Corporation	112,779	1,718,752
Schweitzer-Mauduit International, Inc.	12	531
Wausau Paper Corporation	155,463	1,448,915
		3,727,238
Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	29,568	1,034,584
Consolidated Communications Holdings, Inc.	17,331	365,164
FairPoint Communications, Inc.	10,934	215,618
Frontier Communications Corporation	17,209	118,054
Globalstar, Inc.	149,583	387,420
inContact, Inc.	57,119	591,182
magicJack VocalTec Ltd.	148,903	967,870
Straight Path Communications, Inc. - Class B	20,870	436,183
		4,116,075
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.	176,814	1,460,483
Cellcom Israel Ltd.	3,674	16,827
T-Mobile US, Inc.	720	24,509
United States Cellular Corporation	6,370	235,244
		1,737,063
Utilities — 0.7%
Electric Utilities — 0.2%
Cleco Corporation	425	23,099
Empire District Electric Company (The)	366	8,627
Eversource Energy	1,888	92,059
Exelon Corporation	2,486	84,574
Hawaiian Electric Industries, Inc.	1,291	40,408
ITC Holdings Corporation	2,370	85,320
NRG Yield, Inc. - Class A	18,722	921,122
Otter Tail Corporation	12	359
Portland General Electric Company	2,643	92,928
Westar Energy, Inc.	2,765	104,102
Xcel Energy, Inc.	821	27,840
		1,480,438
Gas Utilities — 0.2%
Ferrellgas Partners, L.P.	2,003	49,053
Laclede Group, Inc. (The)	1,911	99,238
National Fuel Gas Company	2,326	149,911
Northwest Natural Gas Company	12,609	588,840
Piedmont Natural Gas Company, Inc.	667	24,973
South Jersey Industries, Inc.	10,750	567,063
		1,479,078

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 68.0% (Continued)	Shares	Value
Utilities — 0.7% (Continued)
Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corporation	13,808	$44,876
NextEra Energy Partners, L.P.	3,677	155,794
TerraForm Power, Inc. - Class A	6,255	247,260
		447,930
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	1,190	73,244
Integrys Energy Group, Inc.	9	658
Just Energy Group, Inc.	26,860	143,970
NorthWestern Corporation	11,017	573,875
		791,747
Water Utilities — 0.1%
Cadiz, Inc.	95,560	838,061
SJW Corporation	4,814	140,810
		978,871

Total Common Stocks (Proceeds $533,763,826)		$497,121,022

OTHER INVESTMENTS — 0.0% (a)	Shares	Value
Firsthand Technology Value Fund, Inc. (Proceeds $27,431)	1,940	$28,886

WARRANTS — 0.0% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$202,382
Magnum Hunter Resources Corporation (b)	15,689	0
Sears Holdings Corporation	36	854
Total Warrants (Proceeds $551,328)		$203,236

Total Securities Sold Short — 68.0% (Proceeds $534,342,585)		$497,353,144

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.

(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $(237,576) at April 30, 2015, representing (0.0%)(a) of net assets (Note 2).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2015 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/20/2015	617	$9,532,650	$692,755
CBOE Volatility Index (VIX) Future	06/17/2015	777	12,882,660	(30,392)
E-Mini S&P 500 Future	06/19/2015	841	87,548,100	615,427

Total Futures Contracts Sold Short			$109,963,410	$1,277,790

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS*
April 30, 2015 (Unaudited)

COMMON STOCKS — 99.7%	Shares	Value
Consumer Discretionary — 16.3%
American Axle & Manufacturing Holdings, Inc. (a)	14,332	$357,297
Boyd Gaming Corporation (a)	35,964	474,725
Core-Mark Holding Company, Inc.	7,846	413,563
Helen of Troy Ltd. (a)	3,703	324,420
Isle of Capri Casinos, Inc. (a)	32,008	455,154
Liberty Ventures - Series A (a)	8,445	351,987
Marriott Vacations Worldwide Corporation	3,929	323,003
Murphy USA, Inc. (a)	4,898	319,986
Tower International, Inc. (a)	23,475	607,063
Other Consumer Discretionary (b)		13,984,045
		17,611,243
Consumer Staples — 2.4%
Fresh Del Monte Produce, Inc.	8,943	330,265
Other Consumer Staples (b)		2,239,816
		2,570,081
Energy — 5.5%
Delek US Holdings, Inc.	12,129	447,803
Parker Drilling Company (a)	100,738	377,768
WPX Energy, Inc. (a)	25,093	345,029
Other Energy (b)		4,744,900
		5,915,500
Financials — 17.0%
AMERISAFE, Inc.	7,159	323,515
BGC Partners, Inc. - Class A	40,915	410,582
Navigators Group, Inc. (The) (a)	5,738	447,851
Other Financials (b)		17,130,426
		18,312,374
Health Care — 20.7%
Allscripts Healthcare Solutions, Inc. (a)	27,132	360,856
BioSpecifics Technologies Corporation (a)	8,512	326,095
bluebird bio, Inc. (a)	2,653	353,353
Cambrex Corporation (a)	13,093	503,949
Cantel Medical Corporation	7,315	327,639
Cynosure, Inc. - Class A (a)	10,392	347,301
Emergent BioSolutions, Inc. (a)	15,521	460,819
Greatbatch, Inc. (a)	7,895	425,698
Hyperion Therapeutics, Inc. (a)	11,341	521,232
Inogen, Inc. (a)	9,171	336,942
Merit Medical Systems, Inc. (a)	24,862	482,571
Natus Medical, Inc. (a)	8,779	331,056
Progenics Pharmaceuticals, Inc. (a)	65,358	323,522
RadNet, Inc. (a)	54,414	455,989
Rigel Pharmaceuticals, Inc. (a)	82,414	351,084

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 99.7% (Continued)	Shares	Value
Health Care — 20.7% (Continued)
Sequenom, Inc. (a)	78,904	$350,334
Other Health Care (b)		16,060,904
		22,319,344
Industrials — 12.4%
Covenant Transportation Group, Inc. - Class A (a)	20,095	612,295
Republic Airways Holdings, Inc. (a)	31,126	380,982
Other Industrials (b)		12,328,978
		13,322,255
Information Technology — 17.4%
Advanced Energy Industries, Inc. (a)	14,172	346,647
Advent Software, Inc.	10,943	475,036
Amkor Technology, Inc. (a)	60,625	426,194
Benchmark Electronics, Inc. (a)	14,731	346,620
Constant Contact, Inc. (a)	10,385	361,917
DHI Group, Inc. (a)	42,022	319,367
ePlus, Inc. (a)	5,326	441,845
Insight Enterprises, Inc. (a)	21,216	607,202
Methode Electronics, Inc.	14,616	620,595
Monster Worldwide, Inc. (a)	58,571	344,983
Progress Software Corporation (a)	18,036	476,150
Sanmina Corporation (a)	29,878	607,420
Web.com Group, Inc. (a)	18,818	345,687
Other Information Technology (b)		13,079,450
		18,799,113
Materials — 5.4%
A. Schulman, Inc.	7,734	328,308
Ferro Corporation (a)	24,831	334,970
Schnitzer Steel Industries, Inc. - Class A	21,861	380,819
Other Materials (b)		4,787,506
		5,831,603
Telecommunication Services — 1.4%
Other Telecommunication Services (b)		1,497,260

Utilities — 1.2%
Other Utilities (b)		1,300,866

Total Common Stocks (Cost $101,072,169)		$107,479,639

RIGHTS — 0.1%	Shares	Value
Other Rights (Cost $0) (b)		$80,875

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

MONEY MARKET FUNDS — 0.9%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $932,316)	932,316	$932,316

Total Investments at Value — 100.7% (Cost $102,004,485)		$108,492,830

Liabilities in Excess of Other Assets — (0.7%)		(740,010)

Net Assets — 100.0%		$107,752,820

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC's website at http://www.sec.gov.

(a)	Non-income producing security.

(b)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of April 30, 2015.

(c)	The rate shown is the 7-day effective yield as of April 30, 2015.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS — 20.0%	Par Value	Value
U.S. Treasury Bills (a),
0.075%, due 09/03/2015	$700,000	$699,964
0.089%, due 09/17/2015	940,000	939,918
0.036%, due 10/01/2015	870,000	869,908
0.060%, due 10/15/2015	700,000	699,878
Total U.S. Treasury Obligations (Cost $3,209,168)		$3,209,668

MONEY MARKET FUNDS — 55.1%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.08% (b)	1,804,507	$1,804,507
Fidelity Institutional Money Market Portfolio - Class I, 0.09% (b)	2,983,570	2,983,570
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.11% (b)	1,805,176	1,805,176
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.17% (b)	242,494	242,494
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	242,241	242,241
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	1,803,257	1,803,257
Total Money Market Funds (Cost $8,881,245)		$8,881,245

Total Investments at Value — 75.1% (Cost $12,090,413)		$12,090,913

Other Assets in Excess of Liabilities (c) — 24.9%		4,016,061

Net Assets — 100.0%		$16,106,974
(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of April 30, 2015.

(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2015 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	06/02/2015	3	$97,320	$2,292
Cocoa Future	07/16/2015	11	323,730	15,199
Copper Future	07/29/2015	6	431,700	20,549
Ethanol Future	06/03/2015	12	556,452	606
Feeder Cattle Future	05/21/2015	5	532,937	(10,339)
Feeder Cattle Future	08/27/2015	1	107,413	110
Live Cattle Future	06/30/2015	11	659,450	(11,350)
Lumber Future	07/15/2015	14	389,158	1,337
Platinum Future	07/29/2015	4	228,700	(1,034)
Soybean Meal Future	07/14/2015	1	31,610	(73)
Sugar No. 11 Future	06/30/2015	2	29,523	16
Wheat Future	07/14/2015	46	1,090,200	(49,822)
Total Commodity Futures			4,478,193	(32,509)

FINANCIAL FUTURES
Euro STOXX 50 Future	06/19/2015	17	675,953	4,967
Euro VSTOXX Mini Future	05/20/2015	52	133,715	3,107
Euro VSTOXX Mini Future	06/17/2015	77	191,084	(19,504)
Total Financial Futures			1,000,752	(11,430)

Total Futures Contracts			$5,478,945	$(43,939)

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2015 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	07/21/2015	4	$206,175	$3,101
Corn Future	07/14/2015	21	384,562	6,907
Cotton No. 2 Future	07/09/2015	7	237,580	(8,900)
Crude Oil Future	05/19/2015	9	536,490	(56,219)
Frozen Concentrate Orange Juice Future	07/13/2015	4	69,180	1,301
Hard Red Winter Wheat Future	05/14/2015	1	24,513	2,997
Hard Red Winter Wheat Future	07/14/2015	3	74,850	(283)
Lean Hogs Future	06/12/2015	16	523,360	(38,804)
Natural Gas Future	05/27/2015	14	382,340	(17,610)
Oats Future	07/14/2015	23	280,888	6,838
Red Spring Wheat Future	07/14/2015	39	1,049,100	12,952
Rough Rice Future	05/14/2015	2	40,120	825
Rough Rice Future	07/14/2015	24	494,160	(3,754)
Soybean Future	07/14/2015	4	195,200	189
Soybean Oil Future	07/14/2015	2	37,980	301
Total Commodity Futures			4,536,498	(90,159)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/20/2015	46	710,700	51,304
CBOE Volatility Index (VIX) Future	06/17/2015	57	945,060	(4,780)
E-Mini S&P 500 Future	06/19/2015	62	6,454,200	39,034
Total Financial Futures			8,109,960	85,558

Total Futures Contracts Sold Short			$12,646,458	$(4,601)

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$704,687,950	$102,004,485	$12,090,413
At value (Note 2)	$713,210,159	$108,492,830	$12,090,913
Cash	—	—	390,000
Cash denominated in foreign currency	—	—	60,240
Deposits with brokers for short positions (Note 2)	532,750,032	—	—
Margin deposits for futures contracts (Notes 2 and 5)	12,528,684	—	3,356,113
Variation margin receivable (Notes 2 and 5)	1,308,182	—	173,867
Dividends and interest receivable	173,902	25,967	583
Receivable from Adviser (Note 4)	—	—	7,622
Receivable for investment securities sold	108,351,755	7,291,007	1,839,904
Receivable for capital shares sold	1,737,622	17,979	500
Other assets	99,397	30,576	26,406
TOTAL ASSETS	1,370,159,733	115,858,359	17,946,148

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $534,342,585)	497,353,144	—	—
Variation margin payable (Notes 2 and 5)	30,392	—	222,578
Dividends payable on securities sold short (Note 2)	92,222	—	—
Payable for investment securities purchased	138,440,154	7,725,141	1,569,672
Payable for capital shares redeemed	272,228	254,725	30,460
Payable to Adviser (Note 4)	949,745	89,835	—
Payable to administrator (Note 4)	119,082	17,492	9,264
Accrued brokerage expense on securities sold short (Note 2)	1,220,994	—	—
Other accrued expenses and liabilities	98,071	18,346	7,200
TOTAL LIABILITIES	638,576,032	8,105,539	1,839,174

CONTINGENCIES AND COMMITMENTS (Note 7)	—	—	—

NET ASSETS	$731,583,701	$107,752,820	$16,106,974

Net assets consist of:
Paid-in capital	$666,347,322	$94,400,465	$17,840,690
Accumulated net investment loss	(74,084,874)	(138,008)	(122,686)
Accumulated net realized gains (losses) from security transactions and other financial instruments	92,531,813	7,002,018	(1,565,420)
Net unrealized appreciation (depreciation) on:
Investments	8,522,209	6,488,345	500
Short positions	36,989,441	—	—
Futures contracts	1,277,790	—	(48,540)
Translation of assets and liabilities in foreign currencies	—	—	2,430
Net assets	$731,583,701	$107,752,820	$16,106,974

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	47,516,961	7,747,743	1,620,090

Net asset value, redemption price and offering price per share (Note 2)	$15.40	$13.91	$9.94

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$5,249,378	$639,593	$5,089
Foreign tax withholding	(9,262)	(441)	—
Interest	—	265	1,352
TOTAL INVESTMENT INCOME	5,240,116	639,417	6,441

EXPENSES
Brokerage expense on securities sold short (Note 2)	17,462,405	—	—
Investment advisory fees (Note 4)	5,958,586	591,382	197,120
Dividend expense on securities sold short (Note 2)	3,225,465	—	—
Accounting services fees (Note 4)	335,983	36,161	20,875
Administration fees (Note 4)	242,445	38,638	30,000
Custodian fees	208,012	41,863	13,830
Transfer agent fees (Note 4)	103,466	25,758	9,000
Professional fees	54,101	19,462	19,029
Trustees’ fees and expenses (Note 4)	20,828	20,828	20,828
Registration and filing fees	24,792	16,200	14,957
Pricing fees	44,694	8,697	1,439
Compliance service fees and expenses (Note 4)	18,620	7,074	5,802
Borrowing costs	29,941	203	977
Printing of shareholder reports	15,071	5,229	4,656
Insurance expense	21,771	1,517	1,478
Interest expense on securities sold short (Note 2)	465	—	—
Other expenses	17,969	17,259	9,267
TOTAL EXPENSES	27,784,614	830,271	349,258
Investment advisory fee reductions (Note 4)	(224,713)	(58,904)	(112,601)
NET EXPENSES	27,559,901	771,367	236,657
NET INVESTMENT LOSS	(22,319,785)	(131,950)	(230,216)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) from:
Investments	105,058,017	8,674,587	633
Securities sold short	57,822,569	—	—
Futures contracts (Note 5)	1,406,457	—	1,119
Foreign currency transactions (Note 5)	95	—	(56,221)
Net change in unrealized appreciation (depreciation) on:
Investments	(64,890,388)	(1,821,435)	1,021
Securities sold short	(54,726,539)	—	—
Futures contracts (Note 5)	3,555,390	—	106,628
Foreign currency translation (Note 5)	—	—	(52,058)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	48,225,601	6,853,152	1,122
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$25,905,816	$6,721,202	$(229,094)

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
FROM OPERATIONS
Net investment loss	$(22,319,785)	$(78,815,879)
Net realized gains (losses) from:
Investments	105,058,017	197,113,391
Securities sold short	57,822,569	37,177,773
Option contracts	—	25,777
Futures contracts	1,406,457	(2,582,887)
Foreign currency transactions	95	(8,450)
Net change in unrealized appreciation (depreciation) on:
Investments	(64,890,388)	(109,095,220)
Securities sold short	(54,726,539)	(70,354,260)
Option contracts	—	(10,501)
Futures contracts	3,555,390	(2,277,600)
Foreign currency translation	—	(4)
Net increase (decrease) in net assets from operations	25,905,816	(28,827,860)

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(28,360,770)	(59,150,243)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	126,911,049	179,365,520
Net asset value of shares issued in reinvestment of distributions to shareholders	19,177,908	43,784,401
Proceeds from redemption fees collected (Note 2)	—	29,157
Payments for shares redeemed	(181,231,811)	(948,816,181)
Net decrease in net assets from capital share transactions	(35,142,854)	(725,637,103)

TOTAL DECREASE IN NET ASSETS	(37,597,808)	(813,615,206)

NET ASSETS
Beginning of period	769,181,509	1,582,796,715
End of period	$731,583,701	$769,181,509

ACCUMULATED NET INVESTMENT LOSS	$(74,084,874)	$(51,765,089)

CAPITAL SHARE ACTIVITY
Shares sold	8,222,541	11,722,709
Shares issued in reinvestment of distributions to shareholders	1,263,367	2,838,021
Shares redeemed	(11,743,086)	(62,540,475)
Net decrease in shares outstanding	(2,257,178)	(47,979,745)
Shares outstanding, beginning of period	49,774,139	97,753,884
Shares outstanding, end of period	47,516,961	49,774,139

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
FROM OPERATIONS
Net investment loss	$(131,950)	$(324,904)
Net realized gains from investments	8,674,587	6,370,705
Net change in unrealized appreciation (depreciation) on investments	(1,821,435)	1,866,097
Net increase in net assets from operations	6,721,202	7,911,898

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(6,562,462)	(16,453,993)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	19,184,021	34,834,470
Net asset value of shares issued in reinvestment of distributions to shareholders	6,162,314	14,622,207
Proceeds from redemption fees collected (Note 2)	—	392
Payments for shares redeemed	(15,528,256)	(24,128,224)
Net increase in net assets from capital share transactions	9,818,079	25,328,845

TOTAL INCREASE IN NET ASSETS	9,976,819	16,786,750

NET ASSETS
Beginning of period	97,776,001	80,989,251
End of period	$107,752,820	$97,776,001

ACCUMULATED NET INVESTMENT LOSS	$(138,008)	$(6,058)

CAPITAL SHARE ACTIVITY
Shares sold	1,392,250	2,536,843
Shares issued in reinvestment of distributions to shareholders	459,532	1,095,296
Shares redeemed	(1,121,773)	(1,716,274)
Net increase in shares outstanding	730,009	1,915,865
Shares outstanding, beginning of period	7,017,734	5,101,869
Shares outstanding, end of period	7,747,743	7,017,734

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
STATEMENTS OF CHANGES IN NET ASSETS*

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
FROM OPERATIONS
Net investment loss	$(230,216)	$(1,018,529)
Net realized gains (losses) from:
Investments	633	1,639
Futures contracts	1,119	1,739,476
Foreign currency transactions	(56,221)	(304,954)
Net change in unrealized appreciation (depreciation) on:
Investments	1,021	405
Futures contracts	106,628	(2,806)
Foreign currency translation	(52,058)	(39,846)
Net increase (decrease) in net assets from operations	(229,094)	375,385

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	—	(180,217)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	803,308	8,722,794
Net asset value of shares issued in reinvestment of distributions to shareholders	—	153,704
Proceeds from redemption fees collected (Note 2)	—	2,970
Payments for shares redeemed	(22,679,014)	(39,112,450)
Net decrease in net assets from capital share transactions	(21,875,706)	(30,232,982)

TOTAL DECREASE IN NET ASSETS	(22,104,800)	(30,037,814)

NET ASSETS
Beginning of period	38,211,774	68,249,588
End of period	$16,106,974	$38,211,774

ACCUMULATED NET INVESTMENT LOSS	$(122,686)	$(760,016)

CAPITAL SHARE ACTIVITY
Shares sold	82,261	858,709
Shares issued in reinvestment of distributions to shareholders	—	15,143
Shares redeemed	(2,330,484)	(3,876,209)
Net decrease in shares outstanding	(2,248,223)	(3,002,357)
Shares outstanding, beginning of period	3,868,313	6,870,670
Shares outstanding, end of period	1,620,090	3,868,313

*	Consolidated financial statements (Note 1).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010
Net asset value at beginning of period	$15.45		$16.19		$15.23	$14.41	$15.80		$14.92

Income (loss) from investment operations:
Net investment loss	(0.47)		(1.57)		(1.25)	(0.99)	(0.83)		(0.45)
Net realized and unrealized gains on investments	1.02		1.49		2.21	2.05	0.93		1.43
Total from investment operations	0.55		(0.08)		0.96	1.06	0.10		0.98

Less distributions:
Distributions from net realized gains from security transactions	(0.60)		(0.66)		—	(0.24)	(1.49)		(0.10)

Proceeds from redemption fees collected (Note 2)	—		0.00	(a)	0.00 (a)	0.00 (a)	0.00	(a)	0.00	(a)

Net asset value at end of period	$15.40		$15.45		$16.19	$15.23	$14.41		$15.80

Total return (b)	3.64	%(c)	(0.50%)		6.30%	7.48%	0.43%		6.60%

Ratios and supplemental data:
Net assets at end of period (000’s)	$731,584		$769,182		$1,582,797	$1,789,303	$1,762,265		$1,142,219

Ratio of total expenses to average net assets	7.70	%(d)(e)	8.44%		8.67%	8.63%	8.10%		4.52%

Ratio of net expenses to average net assets	7.63	%(d)(e)	8.43	%(e)	8.67%	8.63%	8.12	%(f)	4.55	%(f)

Ratio of net expenses to average net assets excluding dividend expense (g)	6.74	%(d)(e)	7.53	%(e)	7.59%	7.75%	7.38	%(f)	3.81	%(f)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (g)	1.90	%(d)(e)(h)	2.02	%(e)(h)	2.41%	2.42%	2.47	%(f)	2.50	%(f)

Ratio of net investment loss to average net assets	(6.18	%)(d)(e)	(7.17	%)(e)	(6.67%)	(6.73%)	(6.56%	)(f)	(3.16%	)(f)

Portfolio turnover rate	432	%(c)	669%		552%	607%	751%		703%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions (Note 4).

(f)	Includes recoupment by the Adviser of prior years’ advisory fee reductions and expense reimbursements (Note 4).

(g)	Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 5.73%(d), 6.41%, 6.26%, 6.21%, 5.65% and 2.05% of average net assets for the six months ended April 30, 2015 and years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(h)	Effective January 1, 2014, the Advisor reduced its advisory fee from 2.25% to 1.65% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses to 1.90% of average daily net assets.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012		Year Ended October 31, 2011	Year Ended October 31, 2010
Net asset value at beginning of period	$13.93		$15.87	$13.56	$12.07		$11.98	$9.33

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04)	0.02	(0.00	)(a)	(0.04)	(0.06)
Net realized and unrealized gains on investments	0.93		1.40	4.92	1.52		0.87	2.70
Total from investment operations	0.91		1.36	4.94	1.52		0.83	2.64

Less distributions:
Distributions from net investment income	—		—	(0.07)	—		—	—
Distributions from net realized gains from security transactions	(0.93)		(3.30)	(2.56)	(0.03)		(0.74)	—
Total distributions	(0.93)		(3.30)	(2.63)	(0.03)		(0.74)	—

Proceeds from redemption fees collected (Note 2)	—		0.00 (a)	0.00 (a)	0.00	(a)	0.00 (a)	0.01

Net asset value at end of period	$13.91		$13.93	$15.87	$13.56		$12.07	$11.98

Total return (b)	6.81	%(c)	9.50%	44.15%	12.62%		6.68%	28.40%

Ratios and supplemental data:
Net assets at end of period (000’s)	$107,753		$97,776	$80,989	$50,073		$51,274	$35,784

Ratio of total expenses to average net assets	1.61	%(d)	1.61%	1.80%	1.95%		1.82%	2.31%

Ratio of net expenses to average net assets (e)	1.50	%(d)	1.54%	1.75%	1.75%		1.69%	1.78%

Ratio of net investment income (loss) to average net assets (e)	(0.26	%)(d)	(0.36%)	0.06%	(0.03%)		(0.31%)	(0.70%)

Portfolio turnover rate	254	%(c)	579%	601%	557%		525%	657%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions and expense reimbursements and includes recoupment by the Adviser of prior years’ investment advisory fee reductions (Note 4).

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
FINANCIAL HIGHLIGHTS*

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Period Ended October 31, 2012(a)
Net asset value at beginning of period	$9.88		$9.93	$11.04	$10.00

Income (loss) from investment operations:
Net investment loss	(0.41)		(0.49)	(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	0.47		0.47	(0.68)	1.13
Total from investment operations	0.06		(0.02)	(0.88)	1.04

Less distributions:
Distributions from net realized gains from security transactions	—		(0.03)	(0.23)	—

Proceeds from redemption fees collected (Note 2)	—		0.00 (b)	0.00 (b)	0.00	(b)

Net asset value at end of period	$9.94		$9.88	$9.93	$11.04

Total return (c)	0.61%		(0.22%)	(8.14%)	10.40	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$16,107		$38,212	$68,250	$113,541

Ratio of total expenses to average net assets	2.67	%(e)	2.19%	2.35%	2.51	%(e)

Ratio of net expenses to average net assets (f)	1.81	%(e)	1.90%	2.30%	2.30	%(e)

Ratio of net expenses to average net assets excluding borrowing costs (f)(g)	1.80	%(e)	1.90%	2.30%	2.30	%(e)

Ratio of net investment loss to average net assets (f)	(1.76	%)(e)	(1.87%)	(2.23%)	(2.19%	)(e)

Portfolio turnover rate (h)	0%		0%	0%	0%

*	Consolidated financial statements (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions (Note 4).

(g)	Borrowing costs totaled 0.01%(e), 0.00%, 0.00% and 0.00%(e) of average net assets for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013 and 2012, respectively.

(h)	All investments held are excluded from the calculation as they are considered to be short-term investments whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (Unaudited)

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases investments through the Subsidiary to provide exposure to the commodity futures market which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund. TFS Hedged Futures Fund and the Subsidiary each have a fiscal year end of October 31st for financial statement consolidation purposes and a nonconforming tax year end of December 31st and November 30th, respectively.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which TFS Capital LLC (the “Adviser”) defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

TFS Hedged Futures Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities and futures valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern time are valued at their closing price as quoted on their primary exchange. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

trading on their primary exchange. Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern time are valued at their last sale price on their primary exchange as of the close of the NYSE. If no closing price is readily available at the time of valuation, the futures contract will be valued at the closing bid price for that day as reported by the primary exchange. Prices for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the FASB’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, closed-end funds, rights, warrants, futures contracts and money market funds.

•	Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include securities that trade infrequently or their trading has been temporarily halted and U.S. Treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•	Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks, corporate bonds and other securities that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for investments and financial instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of April 30, 2015:

TFS Market Neutral Fund	Level 1	Level 2		Level 3		Total
Investments in Securities:
Common Stocks	$682,762,558	$—		$0	*	$682,762,558
Other Investments	22,424,565	—		—		22,424,565
Rights	328,253	—		—		328,253
Warrants	—	0	*	—		0 *
Corporate Bonds	—	3,037		0	*	3,037
Money Market Funds	7,691,746	—		—		7,691,746
Total	$713,207,122	$3,037		$0	*	$713,210,159
Other Financial Instruments:
Common Stocks – Sold Short	$(497,085,828)	$—		$(35,194	)*	$(497,121,022)
Other Investments – Sold Short	(28,886)	—		—		(28,886)
Warrants – Sold Short	(854)	(202,382	)*	—		(203,236)
Futures Contracts – Sold Short	1,277,790	—		—		1,277,790
Total	$(495,837,778)	$(202,382)		$(35,194)		$(496,075,354)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$107,479,639	$—	$—	$107,479,639
Rights	80,875	—	—	80,875
Money Market Funds	932,316	—	—	932,316
Total	$108,492,830	$—	$—	$108,492,830

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
U.S. Treasury Obligations	$—	$3,209,668	$—	$3,209,668
Money Market Funds	8,881,245	—	—	8,881,245
Total	$8,881,245	$3,209,668	$—	$12,090,913
Other Financial Instruments:
Futures Contracts	$(43,939)	$—	$—	$(43,939)
Futures Contracts – Sold Short	(4,601)	—	—	(4,601)
Total	$(48,540)	$—	$—	$(48,540)

*	TFS Market Neutral Fund holds Common Stocks, Warrants, Corporate Bonds, Common Stocks – Sold Short, and Warrants – Sold Short which have been fair valued at $0.

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to each Fund’s Summary Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of April 30, 2015, the Funds did not have any transfers into and out of any Level.

There were no Level 3 securities held by TFS Small Cap Fund or TFS Hedged Futures Fund as of April 30, 2015.

The following is a reconciliation of Level 3 investments and other financial instruments of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2014 and April 30, 2015.

	Investments		Other Financial Instruments
Balance as of October 31, 2014	$0	*	$(696,301	)*
Change in unrealized appreciation	—		696,301
Receipts from corporate actions	0	*	—
Security sold short	—		(35,194)
Balance as of April 30, 2015	$0	*	$(35,194	)*

*	TFS Market Neutral Fund holds Common Stocks, Corporate Bonds and Common Stocks – Sold Short which have been determined to be Level 3 investments and other financial instruments, all of which have been fair valued at $0.

The total amount of unrealized appreciation (depreciation) on Level 3 investments and other financial instruments was $(43,139) and $5,624,874, respectively, at April 30, 2015.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments and other financial instruments:

	Fair Value at April 30, 2015	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input**
Common Stocks	$0*	Discount from last sale price	Discount Percentage	100%	Increase
Corporate Bonds	0*	Discount from last sale price	Discount Percentage	100%	Increase
Common Stocks - Sold Short	0*	Discount from last sale price	Discount Percentage	100%	Increase
Common Stocks - Sold Short	(35,194)	Discount from last sale price	Discount Percentage	50%	Increase

*	TFS Market Neutral Fund holds Common Stocks, Corporate Bonds and Common Stocks – Sold Short which have been determined to be Level 3 investments and other financial instruments and have been fair valued at $0.

**	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Effective January 1, 2014, the offering price and redemption price per share of each Fund is equal to the net asset value per share. Prior to January 1, 2014, shares of each Fund were subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase.

During the year ended October 31, 2014, proceeds from redemption fees totaled $29,157 for TFS Market Neutral Fund, $392 for TFS Small Cap Fund and $2,970 for TFS Hedged Futures Fund.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are paid at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the periods ended April 30, 2015 and October 31, 2014 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
TFS Market Neutral Fund	4/30/2015	$—	$28,360,770	$28,360,770
	10/31/2014	$15,491,463	$43,658,780	$59,150,243
TFS Small Cap Fund	04/30/2015	$4,960,491	$1,601,971	$6,562,462
	10/31/2014	$15,424,540	$1,029,453	$16,453,993
TFS Hedged Futures Fund	04/30/2015	$—	$—	$—
	10/31/2014	$—	$180,217	$180,217

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expense on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 (“1940 Act”) to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

Market Neutral Fund and TFS Hedged Futures Fund both engage in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions, if any, to 5% of its net assets. Short selling subjects a Fund to the potential for unlimited losses.

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and as long as their use is consistent with relevant provisions of the 1940 Act. The Funds may use options for speculative investment purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which a Fund invests. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing call options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. Premiums received from writing put options which are exercised increase the basis of the security purchased. If a closing purchase transaction is used to terminate a Fund’s obligation on an option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the option written.

Futures contracts – TFS Market Neutral Fund and TFS Hedged Futures Fund are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. These Funds may use futures contracts to gain exposure or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable and/or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The value of investment securities and other assets and liabilities are translated at exchange rates as of the NYSE close each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Forward Foreign Currency Exchange Contracts – TFS Market Neutral Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. TFS Hedged Futures Fund may invest in forward foreign currency exchange contracts for speculative purposes. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, the Funds may purchase or sell forward foreign currency exchange contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in a Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal income tax – The tax year end is October 31st for TFS Market Neutral Fund and TFS Small Cap Fund and December 31st for TFS Hedged Futures Fund. Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of April 30, 2015:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$737,743,165	$103,998,745	$12,090,413
Gross unrealized appreciation	$19,018,887	$9,181,911	$504
Gross unrealized depreciation	(43,551,893)	(4,687,826)	(4)
Net unrealized appreciation (depreciation) on investments	(24,533,006)	4,494,085	500
Net unrealized appreciation on securities sold short	7,879,239	—	—
Accumulated net investment loss	(75,785,324)	(138,008)	(132,076)
Unrealized gains on foreign currency transactions	—	—	2,430
Capital loss carryforwards	—	—	(2,174,233)
Other gains	157,675,470	8,996,278	569,663
Accumulated earnings (deficit)	$65,236,379	$13,352,355	$(1,733,716)

As of April 30, 2015, the tax proceeds from securities sold short is $505,232,383 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

For the tax year ended December 31, 2014, the following reclassifications were made for TFS Hedged Futures Fund as a result of permanent differences between financial statement and income tax reporting requirements:

Accumulated net investment loss	$867,546
Accumulated net realized losses from securities transactions and other financial instruments	$1,095,772
Paid-in capital	$(1,963,318)

As of December 31, 2014, TFS Hedged Futures Fund had the following capital loss carryforwards:

Capital loss carryforward – short-term	$864,920
Capital loss carryforward – long-term	1,309,313
Total capital loss carryforwards	$2,174,233

These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

tax periods (October 31, 2011 through October 31, 2014 for TFS Market Neutral Fund and TFS Small Cap Fund and December 31, 2012 through December 31, 2014 for TFS Hedged Futures Fund) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended April 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $3,051,510,809 and $3,143,247,091, respectively, for TFS Market Neutral Fund, $262,777,254 and $257,438,111, respectively, for TFS Small Cap Fund and $0 and $0, respectively, for TFS Hedged Futures Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.65%, 1.15% and 1.50%, respectively, of its average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 1.90% of TFS Market Neutral Fund’s average daily net assets, 1.50% of TFS Small Cap Fund’s average daily net assets and 1.80% of TFS Hedged Futures Fund’s average daily net assets. During the six months ended April 30, 2015, the Adviser reduced its investment advisory fees by $224,713 with respect to TFS Market Neutral Fund, $58,904 with respect to TFS Small Cap Fund and $112,601 with respect to TFS Hedged Futures Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 1.90%, 1.50% and 1.80%, respectively, for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. As of April 30, 2015, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $430,552, $213,207 and $353,469, respectively, from TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2015	October 31, 2016	October 31, 2017	April 30, 2018
TFS Market Neutral Fund	$—	$—	$205,839	$224,713
TFS Small Cap Fund	$43,078	$33,364	$77,861	$58,904
TFS Hedged Futures Fund	$24,334	$58,934	$157,600	$112,601

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

Certain Trustees and officers of the Trust are also officers of the Adviser.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities. Certain officers of the Trust are also officers of Ultimus or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPENSATION OF TRUSTEES
Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $20,000, paid quarterly, a fee of $7,500 for attendance at each in-person meeting of the Board of Trustees, a fee of $2,500 for attendance at each telephonic regular meeting of the Board of Trustees and a fee of $1,500 for attendance at each telephonic special meeting of the Board of Trustees. The Chairman of the Audit Committee receives an additional fee of $1,000 for each Audit Committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

5. Derivatives Transactions

The locations in the Statements of Assets and Liabilities of the derivative positions of TFS Market Neutral Fund and TFS Hedged Futures Fund as of April 30, 2015 are recorded in the following locations in the Statements of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

The following tables set forth the values of derivative contracts of TFS Market Neutral Fund and TFS Hedged Futures Fund as of April 30, 2015:

TFS Market Neutral Fund
	Variation Margin		Total
	Receivable	(Payable)
Liability Derivatives
Financial Futures Contracts	$1,308,182	$(30,392)	$1,277,790
Total	$1,308,182	$(30,392)	$1,277,790

TFS Hedged Futures Fund Futures Contracts
	Variation Margin		Total
	Receivable	(Payable)
Asset Derivatives
Futures Contracts
Commodity	$40,110	$(72,618)	$(32,508)
Financial	8,007	(19,610)	(11,603)
Total Asset Derivatives	48,117	(92,228)	(44,111)

Liability Derivatives
Futures Contracts
Commodity	35,412	(125,570)	(90,158)
Financial	90,338	(4,780)	85,558
Total Liability Derivatives	125,750	(130,350)	(4,600)
Total	$173,867	$(222,578)	$(48,711)

Transactions in derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund during the six months ended April 30, 2015 are recorded in the following locations in the Statements of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Forward foreign currency exchange contracts	Net realized gains (losses) from foreign currency transactions Net change in unrealized appreciation (depreciation) on foreign currency translation

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund recognized in the Statements of Operations during the six months ended April 30, 2015:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
TFS Market Neutral Fund
Futures contracts
Financial	$1,406,457	$3,555,390

Total	$1,406,457	$3,555,390
TFS Hedged Futures Fund
Futures contracts
Commodity	$159,938	$(361,646)
Financial	(158,819)	468,274
Total futures contracts	1,119	106,628

Forward foreign currency exchange contracts	(56,221)	(52,058)

Total	$(55,102)	$54,570

TFS Small Cap Fund had no transactions in derivative instruments during the six months ended April 30, 2015.

In the ordinary course of business, TFS Market Neutral Fund and TFS Hedged Futures Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral securities and securities collateral on a counterparty basis.

As of April 30, 2015, the offsetting of financial assets and derivatives assets is as follows:

TFS Market Neutral Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$1,308,182	$—	$1,308,182	$—	$1,308,182
Total subject to a master netting or similar arrangement	$1,308,182	$—	$1,308,182	$—	$1,308,182

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$173,867	$—	$173,867	$—	$173,867
Total subject to a master netting or similar arrangement	$173,867	$—	$173,867	$—	$173,867

Offsetting of financial liabilities and derivative liabilities as of April 30, 2015 is as follows:

TFS Market Neutral Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$30,392	$—	$30,392	$—	$30,392
Total subject to a master netting or similar arrangement	$30,392	$—	$30,392	$—	$30,392

TFS Hedged Futures Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$222,578	$—	$222,578	$—	$222,578
Total subject to a master netting or similar arrangement	$222,578	$—	$222,578	$—	$222,578

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

6. Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of April 30, 2015, TFS Hedged Futures Fund had 55.1% of the value of its net assets invested in shares of money market mutual funds registered under the 1940 Act. As of April 30, 2015, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of their net assets invested in shares of money market mutual funds.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

TFS CAPITAL INVESTMENT TRUST
 ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2014) and held until the end of the period (April 30, 2015).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

TFS CAPITAL INVESTMENT TRUST
 ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
TFS Market Neutral Fund
Based on Actual Fund Return	$1,000.00	$1,036.40	7.63%	$38.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$986.96	7.63%	$37.59
TFS Small Cap Fund
Based on Actual Fund Return	$1,000.00	$1,068.10	1.50%	$7.69
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.36	1.50%	$7.50
TFS Hedged Futures Fund
Based on Actual Fund Return	$1,000.00	$1,006.10	1.81%	$9.00
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.82	1.81%	$9.05

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFS CAPITAL INVESTMENT TRUST
 OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset value for TFS Hedged Futures Fund is published daily at the Funds’ website at http://www.tfscapital.com.

PRIVACY NOTICE
FACTS	WHAT DOES THE TFS CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪  Social Security number
▪  Assets
▪  Retirement Assets
▪  Transaction History
▪  Checking Account Information
▪  Purchase History
▪  Account Balances
▪  Account Transactions
▪  Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the TFS Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the TFS Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-534-2001

Who we are
Who is providing this notice?	TFS Capital Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the TFS Capital Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the TFS Capital Investment Trust collect my personal information?
We collect your personal information, for example, when you

▪  Open an account
▪  Provide account information
▪  Give us your contact information
▪  Make deposits or withdrawals from your account
▪  Make a wire transfer
▪  Tell us where to send the money
▪  Tells us who receives the money
▪  Show your government-issued ID
▪  Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪  Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪  Affiliates from using your information to market to you
▪  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪      TFS Capital LLC, the investment adviser to the TFS Capital Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The TFS Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The TFS Capital Investment Trust does not jointly market.

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)
(b)	Not applicable

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Consumer Discretionary - 13.9%
Auto Components - 1.1%
Allison Transmission Holdings, Inc.	5,132	$157,450
Cooper Tire & Rubber Company (a)	55,076	2,340,179
Cooper-Standard Holdings, Inc. (b)	4,277	260,983
Drew Industries, Inc.	3,685	208,829
Fuel Systems Solutions, Inc. (b)	8,351	92,696
Goodyear Tire & Rubber Company (The)	7,957	225,700
Lear Corporation	286	31,755
Metaldyne Performance Group, Inc. (b)	3,771	68,104
Modine Manufacturing Company (b)	8,214	100,950
Remy International, Inc.	28,526	634,703
Stoneridge, Inc. (b)	1,656	19,938
Superior Industries International, Inc.	906	16,852
Tower International, Inc. (a) (b)	159,496	4,124,567
		8,282,706
Automobiles - 0.1%
Ford Motor Company	10,691	168,918
General Motors Company	2,077	72,820
Harley-Davidson, Inc.	1,740	97,805
Winnebago Industries, Inc.	12	248
		339,791
Distributors - 0.1%
Core-Mark Holding Company, Inc.	4,476	235,930
Stock Building Supply Holdings, Inc. (b)	10,724	197,000
VOXX International Corporation (b)	10,298	98,140
Weyco Group, Inc.	16	456
		531,526
Diversified Consumer Services - 1.0%
American Public Education, Inc. (b)	10,584	295,188
Ascent Capital Group, Inc. - Class A (a) (b)	49,793	1,993,712
Bright Horizons Family Solutions, Inc. (b)	8,682	436,531
Capella Education Company	4,678	252,752
Career Education Corporation (a) (b)	553,196	2,323,423
Houghton Mifflin Harcourt Company (b)	1,989	45,469
K12, Inc. (b)	68,137	1,101,775
Liberty Tax, Inc.	5,806	160,826
Regis Corporation (b)	27,872	460,445
Sotheby's	6,966	297,518
Steiner Leisure Ltd. (a) (b)	892	43,030
		7,410,669
Hotels, Restaurants & Leisure - 3.3%
Arcos Dorados Holdings, Inc. - Class A	2,529	15,174
Belmond Ltd. - Class A (b)	10,559	130,087
Biglari Holdings, Inc. (b)	87	31,799
Bob Evans Farms, Inc.	15	645
Boyd Gaming Corporation (a) (b)	176,241	2,326,381
Bravo Brio Restaurant Group, Inc. (b)	44,183	650,816
Caesars Acquisition Company - Class A (b)	73	459
Carnival Corporation	3,367	148,047
Carrols Restaurant Group, Inc. (b)	86,810	784,762

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Hotels, Restaurants & Leisure - 3.3% (Continued)
Cheesecake Factory, Inc. (The)	9,363	$469,367
Chipotle Mexican Grill, Inc. (b)	87	54,057
Churchill Downs, Inc.	8,839	1,053,344
ClubCorp Holdings, Inc.	78,730	1,723,400
Darden Restaurants, Inc.	3,840	244,877
Dave & Buster's Entertainment, Inc. (b)	7,144	225,179
Del Frisco's Restaurant Group, Inc. (a) (b)	2,061	41,570
Denny's Corporation (b)	196,049	2,040,870
Diamond Resorts International, Inc. (a) (b)	63,645	2,037,277
DineEquity, Inc. (a)	4,421	426,317
Eldorado Resorts, Inc. (b)	9,244	65,170
Fiesta Restaurant Group, Inc. (b)	22,679	1,146,424
Hilton Worldwide Holdings, Inc. (b)	4,227	122,414
Hyatt Hotels Corporation - Class A (b)	743	43,131
Ignite Restaurant Group, Inc. (b)	17,268	60,783
International Game Technology plc (b)	3,289	66,964
International Speedway Corporation - Class A	47,001	1,708,956
Intrawest Resorts Holdings, Inc. (b)	60,880	613,670
Isle of Capri Casinos, Inc. (a) (b)	90,977	1,293,693
Krispy Kreme Doughnuts, Inc. (b)	1,026	18,263
Marcus Corporation (a)	43,153	835,874
Marriott International, Inc. - Class A	5	400
Marriott Vacations Worldwide Corporation	17,462	1,435,551
Nathan's Famous, Inc.	3,081	126,752
Pinnacle Entertainment, Inc. (b)	3,411	125,388
Popeyes Louisiana Kitchen, Inc. (b)	8,457	470,886
Red Robin Gourmet Burgers, Inc. (b)	4,512	338,806
Royal Caribbean Cruises Ltd.	1,173	79,834
Ruby Tuesday, Inc. (b)	19,424	141,407
Ruth's Hospitality Group, Inc.	32,762	476,687
SeaWorld Entertainment, Inc. (a)	2,979	63,155
Sonic Corporation	58,693	1,681,555
Speedway Motorsports, Inc.	18,367	420,604
Starbucks Corporation	2,742	135,948
Town Sports International Holdings, Inc.	12,251	75,099
		23,951,842
Household Durables - 1.3%
Cavco Industries, Inc. (b)	23,317	1,528,896
CSS Industries, Inc.	1,326	37,579
Dixie Group, Inc. (The) (b)	2,538	24,949
Flexsteel Industries, Inc.	3,532	127,187
Green Brick Partners, Inc. (b)	3,455	28,331
Helen of Troy Ltd. (b)	9,527	834,660
Hooker Furniture Corporation	58,682	1,493,457
Jarden Corporation (b)	3,382	173,091
KB Home	6,336	91,809
La-Z-Boy, Inc.	18,349	480,927
Libbey, Inc.	31,575	1,242,476
Lifetime Brands, Inc.	15,239	221,727
Mohawk Industries, Inc. (b)	348	60,378

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Household Durables - 1.3% (Continued)
New Home Company, Inc. (The) (b)	6,684	$99,191
Skullcandy, Inc. (b)	16,104	174,084
SodaStream International Ltd. (b)	21	408
Taylor Morrison Home Corporation - Class A (a) (b)	137,850	2,552,982
Universal Electronics, Inc. (b)	3,048	164,409
WCI Communities, Inc. (b)	367	8,533
Whirlpool Corporation	1,608	282,365
ZAGG, Inc. (b)	62	516
		9,627,955
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.COM, Inc. - Class A (b)	53,637	566,943
Amazon.com, Inc. (b)	180	75,920
Blue Nile, Inc. (b)	26,720	727,051
EVINE Live, Inc. (b)	42,313	252,186
Groupon, Inc. (b)	11,519	79,711
Lands' End, Inc. (b)	43,885	1,289,341
Liberty TripAdvisor Holdings, Inc. - Series A (b)	8,047	239,076
Liberty Ventures - Series A (a) (b)	973	40,555
MakeMyTrip Ltd. (b)	3,726	78,917
Overstock.com, Inc. (a) (b)	36,525	784,192
Shutterfly, Inc. (b)	10,206	456,821
Zulily, Inc. - Class A (b)	9,332	116,323
		4,707,036
Leisure Products - 0.3%
Arctic Cat, Inc. (a)	37,084	1,316,111
Callaway Golf Company	2,619	25,352
Johnson Outdoors, Inc. - Class A	4,542	143,073
Nautilus, Inc. (b)	51,927	872,893
Performance Sports Group Ltd. (b)	3,314	67,274
		2,424,703
Media - 1.6%
Cinemark Holdings, Inc.	898	38,282
Comcast Corporation - Class A	2,965	171,258
CTC Media, Inc.	13,967	48,745
Cumulus Media, Inc. - Class A (a) (b)	1,330,748	3,034,105
Discovery Communications, Inc. - Series C (b)	691	20,889
E.W. Scripps Company (The) - Class A	1	23
Entercom Communications Corporation - Class A (b)	5,426	64,461
Entravision Communications Corporation - Class A	3,928	25,689
Eros International plc (b)	66,576	1,177,729
Gray Television, Inc. (a) (b)	144,530	1,916,468
Interpublic Group of Companies, Inc.	5,313	110,723
John Wiley & Sons, Inc. - Class A	4,795	272,740
Live Nation Entertainment, Inc. (b)	9,807	245,763
McClatchy Company (The) - Class A (b)	689,092	957,838
MDC Partners, Inc. - Class A (a)	48,200	1,009,308
Meredith Corporation	8,891	462,688
National CineMedia, Inc.	2,548	38,832
New Media Investment Group, Inc.	18,570	429,524
News Corporation - Class A - Non-Voting (b)	15,781	249,024

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Media - 1.6% (Continued)
Nexstar Broadcasting Group, Inc. - Class A	8,362	$488,843
Reading International, Inc. - Class A (b)	2,373	31,608
Regal Entertainment Group - Class A	19,517	429,374
Scholastic Corporation	1,807	73,436
Shaw Communications, Inc. - Class B	832	19,011
Sizmek, Inc. (b)	346	2,408
Time Warner Cable, Inc.	607	94,401
Time, Inc.	9,899	225,994
Townsquare Media, Inc. - Class A (b)	15,901	217,208
Tribune Publishing Company	2,854	50,145
World Wrestling Entertainment, Inc. - Class A	6,236	83,687
		11,990,204
Multiline Retail - 0.1%
Big Lots, Inc. (a)	1,719	78,335
Dollar General Corporation	9	654
Fred's, Inc. - Class A	639	10,780
Gordmans Stores, Inc. (b)	22,968	167,207
J. C. Penney Company, Inc. (b)	34,079	282,856
Macy's, Inc.	914	59,072
		598,904
Specialty Retail - 3.3%
Aéropostale, Inc. (b)	557,814	1,723,645
ANN, Inc. (b)	6,735	254,987
Asbury Automotive Group, Inc. (b)	34	2,857
Ascena Retail Group, Inc. (b)	32,630	489,124
Barnes & Noble, Inc. (a) (b)	104,722	2,293,412
bebe stores, Inc.	109,657	362,965
Best Buy Company, Inc.	9,185	318,260
Big 5 Sporting Goods Corporation (a)	11,390	155,360
Boot Barn Holdings, Inc. (b)	1,249	31,000
Brown Shoe Company, Inc.	10,408	309,118
Cato Corporation (The) - Class A	42,749	1,681,746
Chico's FAS, Inc.	82,019	1,382,840
Children's Place, Inc. (The)	155	9,402
Christopher & Banks Corporation (b)	3,268	19,412
Citi Trends, Inc. (a) (b)	32,366	737,298
CST Brands, Inc.	840	35,036
Destination Maternity Corporation	1,922	22,660
Express, Inc. (b)	74,484	1,214,089
Five Below, Inc. (b)	11,749	396,176
Gap, Inc. (The)	4,245	168,272
Genesco, Inc. (b)	28,297	1,912,594
GNC Holdings, Inc. - Class A	628	27,035
Haverty Furniture Companies, Inc.	2,007	43,070
Hibbett Sports, Inc. (b)	8,141	380,999
Kirkland's, Inc. (b)	97,669	2,318,662
Michaels Companies, Inc. (The) (b)	9,205	238,041
Pacific Sunwear of California, Inc. (b)	302,408	635,057
Penske Automotive Group, Inc.	574	28,017
Pep Boys - Manny, Moe & Jack (The) (b)	136,815	1,253,226

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Specialty Retail - 3.3% (Continued)
Perfumania Holdings, Inc. (b)	818	$4,466
Pier 1 Imports, Inc.	29,238	369,861
Restoration Hardware Holdings, Inc. (b)	14	1,206
Sears Hometown and Outlet Stores, Inc. (a) (b)	72,437	501,989
Shoe Carnival, Inc. (a)	33,943	886,252
Signet Jewelers Ltd.	4	537
Sonic Automotive, Inc. - Class A	432	10,087
Stage Stores, Inc.	84,997	1,641,292
Staples, Inc.	2,129	34,745
Stein Mart, Inc. (a)	28,610	338,456
Tiffany & Company	1,364	119,323
Tilly's, Inc. - Class A (b)	103,144	1,375,941
TravelCenters of America, LLC (a) (b)	3,891	66,847
West Marine, Inc. (b)	10,216	102,671
Zumiez, Inc. (b)	7,114	225,585
		24,123,618
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	764	76,293
Cherokee, Inc.	16,661	361,544
Culp, Inc.	4,871	125,915
Deckers Outdoor Corporation (a) (b)	19,302	1,428,348
G-III Apparel Group Ltd. (b)	4,321	480,409
Movado Group, Inc.	14,883	435,774
Oxford Industries, Inc.	21,832	1,734,553
PVH Corporation	1,680	173,628
Quiksilver, Inc. (b)	453,852	753,394
Rocky Brands, Inc.	80,959	1,816,720
Superior Uniform Group, Inc.	2,256	38,352
Unifi, Inc. (b)	2,083	73,509
VF Corporation	826	59,827
Vince Holding Corporation (b)	1,519	27,995
		7,586,261
Consumer Staples - 2.6%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated (a)	3,906	441,378
Coca-Cola Enterprises, Inc.	5,408	240,169
Cott Corporation (a)	5,337	46,485
Dr Pepper Snapple Group, Inc.	9	671
MGP Ingredients, Inc.	235	3,300
Molson Coors Brewing Company - Class B	2,101	154,445
National Beverage Corporation (b)	4,087	91,345
PepsiCo, Inc.	2,303	219,061
		1,196,854
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	57	4,684
China Jo-Jo Drugstores, Inc. (b)	2,701	10,264
CVS Health Corporation	1,946	193,218
Roundy's, Inc. (b)	223,644	1,127,166
Smart & Final Stores, Inc. (b)	9,366	162,219
SpartanNash Company	26,317	793,984

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Consumer Staples - 2.6% (Continued)
Food & Staples Retailing - 0.6% (Continued)
SUPERVALU, Inc. (b)	51,348	$451,349
United Natural Foods, Inc. (b)	1	67
Village Super Market, Inc. - Class A	53,747	1,716,142
Wal-Mart Stores, Inc.	1,295	101,075
Weis Markets, Inc.	1,129	50,071
		4,610,239
Food Products - 1.2%
Adecoagro S.A. (a) (b)	7,447	72,310
Archer-Daniels-Midland Company	1,280	62,566
Bunge Ltd.	3,727	321,901
Calavo Growers, Inc.	22,023	1,115,465
Darling Ingredients, Inc. (b)	164,650	2,249,119
Dean Foods Company (a)	137,657	2,236,926
Diamond Foods, Inc. (b)	666	18,675
Fresh Del Monte Produce, Inc.	5,135	189,636
Ingredion, Inc.	629	49,943
J & J Snack Foods Corporation	638	66,563
John B. Sanfilippo & Son, Inc. (a)	2,971	154,522
Lancaster Colony Corporation	32	2,869
Lifeway Foods, Inc. (b)	2,353	47,554
Limoneira Company	9	206
Mondelēz International, Inc. - Class A	773	29,660
Omega Protein Corporation (b)	131,045	1,674,755
Pinnacle Foods, Inc.	422	17,112
Seneca Foods Corporation - Class A (b)	5,526	159,259
SunOpta, Inc. (b)	4,612	47,688
Tootsie Roll Industries, Inc.	1,400	43,372
Tyson Foods, Inc. - Class A	8,134	321,293
WhiteWave Foods Company (The) (b)	677	29,768
		8,911,162
Household Products - 0.1%
Central Garden & Pet Company - Class A (b)	66,417	650,887
Kimberly-Clark Corporation	294	32,249
Orchids Paper Products Company	1,911	41,067
Spectrum Brands Holdings, Inc.	313	28,618
WD-40 Company	538	43,556
		796,377
Personal Products - 0.4%
Avon Products, Inc.	4,282	34,984
Elizabeth Arden, Inc. (a) (b)	85,406	1,201,663
Estée Lauder Companies, Inc. (The) - Class A	1,043	84,786
Female Health Company (The) (b)	6,047	17,657
Inter Parfums, Inc.	20,144	607,946
Revlon, Inc. - Class A (b)	11,458	448,122
Synutra International, Inc. (b)	43,959	319,142
		2,714,300
Tobacco - 0.1%
Lorillard, Inc.	1,686	117,784
Universal Corporation	7,076	332,784
		450,568

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Energy - 8.0%
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc.	48,414	$1,616,059
Baker Hughes, Inc.	419	28,685
Basic Energy Services, Inc. (a) (b)	160,067	1,631,083
Bristow Group, Inc.	14,183	881,190
C&J Energy Services Ltd. (b)	13,874	242,101
Cameron International Corporation (b)	5,138	281,665
CHC Group Ltd. (b)	28,492	33,905
Core Laboratories N.V.	192	25,206
CSI Compressco, L.P.	235	4,982
Dril-Quip, Inc. (b)	1,144	91,200
ENGlobal Corporation (b)	2,971	4,813
Ensco plc - Class A	1,767	48,204
Enservco Corporation (b)	8,706	15,497
Era Group, Inc. (b)	59,357	1,316,538
Exterran Holdings, Inc.	8,388	310,943
Gulf Island Fabrication, Inc.	4,278	56,427
ION Geophysical Corporation (b)	305,294	696,070
Key Energy Services, Inc. (b)	1,175,090	2,867,220
Matrix Service Company (b)	59,399	1,304,996
Nabors Industries Ltd.	19,870	331,829
Newpark Resources, Inc. (b)	7,319	75,093
Ocean Rig UDW, Inc.	15,421	115,812
Oceaneering International, Inc.	3,221	177,509
Oil States International, Inc. (b)	21,400	1,018,426
Pacific Drilling S.A. (b)	6,015	28,090
Parker Drilling Company (b)	234,941	881,029
Patterson-UTI Energy, Inc.	13,596	303,871
PHI, Inc. (b)	48,635	1,523,734
Pioneer Energy Services Corporation (b)	467,998	3,486,585
Precision Drilling Corporation	5,468	39,752
RigNet, Inc. (b)	234	8,766
Superior Energy Services, Inc.	10,306	262,803
TETRA Technologies, Inc. (b)	144,554	1,043,680
Unit Corporation (a) (b)	39,738	1,384,472
Willbros Group, Inc. (a) (b)	138,947	347,367
		22,485,602
Oil, Gas & Consumable Fuels - 4.9%
Abraxas Petroleum Corporation (b)	249,379	947,640
Adams Resources & Energy, Inc.	11,930	555,938
Advantage Oil & Gas Ltd. (a) (b)	14,877	92,089
Alon USA Energy, Inc. (a)	23,314	375,122
Anadarko Petroleum Corporation	257	24,184
Ardmore Shipping Corporation	21,943	263,974
Baytex Energy Corporation	1,682	32,765
Bellatrix Exploration Ltd. (b)	108,643	341,139
Cabot Oil & Gas Corporation	1,397	47,247
California Resources Corporation	55,648	517,526
Callon Petroleum Company (b)	160,748	1,437,087
Calumet Specialty Products Partners, L.P.	1,462	40,673
Cameco Corporation	2,379	41,823

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Energy - 8.0% (Continued)
Oil, Gas & Consumable Fuels - 4.9% (Continued)
Carrizo Oil & Gas, Inc. (a) (b)	3,843	$214,170
Cenovus Energy, Inc.	1,941	36,530
Cloud Peak Energy, Inc. (a) (b)	359,153	2,330,903
Cone Midstream Partners, L.P.	7,248	130,826
Contango Oil & Gas Company (a) (b)	44,643	1,119,200
Delek US Holdings, Inc.	43,096	1,591,104
DHT Holdings, Inc.	83,734	669,872
Diamondback Energy, Inc. (b)	8	661
Dominion Midstream Partners, L.P.	760	31,046
Dynagas LNG Partners, L.P.	8,261	163,320
Earthstone Energy, Inc. (b)	74	1,979
Enerplus Corporation	3,300	41,613
EP Energy Corporation - Class A (a) (b)	31,457	464,620
EQT Corporation	815	73,301
Evolution Petroleum Corporation	156,640	1,077,683
Frontline Ltd. (b)	587,951	1,505,155
FX Energy, Inc. (b)	35,652	48,130
GasLog Ltd.	135	3,009
GasLog Partners, L.P.	3,317	94,601
Gastar Exploration, Inc. (b)	86,251	313,091
Genesis Energy, L.P.	12	597
Golar LNG Partners, L.P.	83	2,424
Gran Tierra Energy, Inc. (b)	76,597	284,941
Gulfport Energy Corporation (b)	208	10,180
Hallador Energy Company	67,416	774,610
Hoegh LNG Partners, L.P.	1,185	25,714
HollyFrontier Corporation	270	10,471
JP Energy Partners, L.P.	6,837	93,667
Kinder Morgan, Inc.	274	11,768
Marathon Petroleum Corporation	486	47,905
Matador Resources Company (b)	39,123	1,084,490
Midstates Petroleum Company, Inc. (b)	30,200	34,730
Navigator Holdings Ltd. (b)	7,436	159,279
Navios Maritime Acquisition Corporation	612,652	2,334,204
Navios Maritime Midstream Partners, L.P.	4,014	65,669
Nordic American Tankers Ltd. (a)	67,769	828,815
Pacific Ethanol, Inc. (b)	207,381	2,480,277
Panhandle Oil & Gas, Inc. - Class A	19,520	445,056
Par Petroleum Corporation (b)	3,552	85,958
PBF Energy, Inc. - Class A (a)	80,846	2,294,409
PDC Energy, Inc. (b)	5,545	314,623
Pembina Pipeline Corporation	848	29,519
Pengrowth Energy Corporation	24,951	83,835
Penn Virginia Corporation (b)	36,939	246,753
Penn West Petroleum Ltd.	36,960	91,291
PetroQuest Energy, Inc. (b)	746,614	2,000,926
Phillips 66	153	12,134
QEP Resources, Inc.	2,114	47,565
Resolute Energy Corporation (b)	593	735
Rice Midstream Partners, L.P.	5,137	77,826

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Energy - 8.0% (Continued)
Oil, Gas & Consumable Fuels - 4.9% (Continued)
Rosetta Resources, Inc. (a) (b)	1,526	$34,839
RSP Permian, Inc. (b)	1,866	54,151
SandRidge Mississippian Trust II	63	321
Scorpio Tankers, Inc.	61,437	573,822
Seventy Seven Energy, Inc. (a) (b)	175,101	887,762
SM Energy Company	1,369	79,361
Sprague Resources, L.P.	757	19,425
StealthGas, Inc. (b)	11,195	73,999
Synergy Resources Corporation (b)	1,862	22,307
Talisman Energy, Inc.	6,261	49,900
Teekay Tankers Ltd. - Class A	239	1,506
TransGlobe Energy Corporation	50,750	230,912
Tsakos Energy Navigation Ltd. (a)	15,075	138,388
VAALCO Energy, Inc. (b)	43,076	106,398
Valero Energy Corporation	5,368	305,439
Valero Energy Partners, L.P.	349	17,652
VTTI Energy Partners, L.P.	1,779	43,052
W&T Offshore, Inc.	151,418	973,618
Westmoreland Coal Company (b)	1,557	44,250
Williams Partners, L.P.	1,100	54,340
WPX Energy, Inc. (a) (b)	281,933	3,876,579
		36,196,413
Financials - 11.7%
Banks - 2.3%
1st Source Corporation	4,077	126,876
Ameris Bancorp	36,494	911,985
BancFirst Corporation	14,593	842,308
Banco Latinoamericano de Comercio Exterior, S.A. - Class E	197	6,259
Bank of Kentucky Financial Corporation	2,929	140,270
Banner Corporation	903	40,834
BNC Bancorp	4,017	73,310
Boston Private Financial Holdings, Inc.	2,582	33,953
Bryn Mawr Bank Corporation	573	17,242
Cascade Bancorp (b)	5,800	27,956
Cathay General Bancorp	7,572	216,408
CenterState Banks, Inc.	1,589	19,322
Central Pacific Financial Corporation	1,131	25,900
Chemical Financial Corporation	566	17,489
CoBiz Financial, Inc.	4,937	59,293
Columbia Banking System, Inc.	11,172	331,808
Community Trust Bancorp, Inc.	22,731	729,211
ConnectOne Bancorp, Inc.	13,927	267,677
Eagle Bancorp, Inc. (b)	5,886	216,958
Enterprise Financial Services Corporation	4,880	100,186
FCB Financial Holdings, Inc. - Class A (b)	53,658	1,435,888
Fidelity Southern Corporation	3,648	61,286
Fifth Third Bancorp	1,698	33,960
Financial Institutions, Inc.	1,284	30,238
First BanCorporation (Puerto Rico) (b)	41,039	246,644

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Banks - 2.3% (Continued)
First Business Financial Services, Inc.	2,881	$130,855
First Community Bancshares, Inc.	10,164	170,349
First Financial Corporation	42	1,426
First Interstate BancSystem, Inc. - Class A	6,123	165,688
First Merchants Corporation (a)	9,463	213,580
First Midwest Bancorp, Inc.	15,371	262,844
First NBC Bank Holding Company (b)	10,982	386,347
FirstMerit Corporation	25,096	486,110
Franklin Financial Network, Inc. (b)	1,053	21,629
Fulton Financial Corporation	391	4,755
Great Southern Bancorp, Inc.	6,601	260,211
Great Western Bancorp, Inc.	1,734	37,923
Green Bancorp, Inc. (b)	26,733	319,459
Guaranty Bancorp	36,513	574,715
Hanmi Financial Corporation	14,340	305,155
Heartland Financial USA, Inc.	2,901	99,823
Heritage Financial Corporation	10,887	183,990
Hilltop Holdings, Inc. (a) (b)	50,992	1,025,449
Home BancShares, Inc.	2,626	86,343
HomeTrust Bancshares, Inc. (b)	451	7,054
Hudson Valley Holding Corporation	263	6,507
International Bancshares Corporation	33	857
Investors Bancorp, Inc.	5,867	69,465
Lakeland Financial Corporation	347	13,550
LegacyTexas Financial Group, Inc.	2,912	74,110
MainSource Financial Group, Inc.	8,992	173,096
Metro Bancorp, Inc.	622	15,948
National Penn Bancshares, Inc.	24,194	251,618
Northrim BanCorp, Inc.	590	14,703
Old National Bancorp	23,675	323,401
Opus Bank	127	3,975
Pacific Continental Corporation	35,646	459,833
Pacific Premier Bancorp, Inc. (b)	3,413	53,448
Peoples Bancorp, Inc.	2,142	49,673
Popular, Inc. (b)	765	24,809
Preferred Bank	20,228	570,025
Regions Financial Corporation	3,015	29,638
Seacoast Banking Corporation of Florida (b)	877	12,243
ServisFirst Bancshares, Inc.	28,185	982,529
Signature Bank (b)	492	65,972
Simmons First National Corporation - Class A	16,383	716,756
Square 1 Financial, Inc. - Class A (b)	5,985	154,772
Stonegate Bank	18,060	517,238
Talmer Bancorp, Inc. - Class A	8,972	137,989
Tristate Capital Holdings, Inc. (b)	5,954	74,425
Triumph Bancorp, Inc. (b)	24	322
Union Bankshares Corporation	1,272	27,679
United Community Banks, Inc.	6,580	122,454
Univest Corporation of Pennsylvania	4,803	93,707
WesBanco, Inc.	760	23,948

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Banks - 2.3% (Continued)
Western Alliance Bancorp (b)	9,353	$289,195
Wilshire Bancorp, Inc.	304	3,207
Yadkin Financial Corporation (b)	15,521	305,453
		16,419,511
Capital Markets - 1.1%
Actua Corporation (b)	108,557	1,570,820
Alcentra Capital Corporation	1,450	19,952
Ameriprise Financial, Inc.	226	28,313
Apollo Investment Corporation	2,344	18,752
BGC Partners, Inc. - Class A (a)	228,143	2,289,415
BlackRock Kelso Capital Corporation (a)	28,545	260,901
Capital Southwest Corporation	741	35,279
Capitala Finance Corporation	38	672
Cowen Group, Inc. - Class A (b)	7,170	40,080
Diamond Hill Investment Group, Inc.	289	52,656
Fifth Street Senior Floating Rate Corporation (b)	2,267	24,506
Fortress Investment Group, LLC - Class A	5,245	42,589
Garrison Capital, Inc.	3,038	45,752
Gladstone Capital Corporation	100	878
GSV Capital Corporation (b)	90	866
Hercules Technology Growth Capital, Inc.	2,416	33,582
HFF, Inc. - Class A	5,809	227,655
Horizon Technology Finance Corporation	514	7,263
INTL FCStone, Inc. (b)	478	15,344
Invesco Ltd.	704	29,160
Investment Technology Group, Inc. (b)	58,218	1,658,631
JMP Group, LLC	4,692	36,128
KCG Holdings, Inc. - Class A (b)	791	10,156
Lazard Ltd. - Class A	668	35,424
Main Street Capital Corporation	832	26,067
Manning & Napier, Inc.	7,687	81,713
Medley Capital Corporation	10,492	98,940
Medley Management, Inc. - Class A	366	4,194
Moelis & Company - Class A (a)	15,744	425,875
New Mountain Finance Corporation	34	508
Newtek Business Services Corporation	1,543	26,293
Northern Trust Corporation	6	439
NorthStar Asset Management Group, Inc.	2,074	43,616
Oppenheimer Holdings, Inc. - Class A	2,458	58,722
PennantPark Investment Corporation (a)	14,499	136,581
Prospect Capital Corporation	10,213	85,279
Solar Capital Ltd.	3,000	59,280
Solar Senior Capital Ltd.	61	988
TCP Capital Corporation	1,238	19,721
THL Credit, Inc.	1,374	16,887
TICC Capital Corporation	25,088	168,341
TriplePoint Venture Growth BDC Corporation	3,304	46,553
Virtus Investment Partners, Inc.	239	31,935
Westwood Holdings Group, Inc.	2,648	155,146

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Capital Markets - 1.1% (Continued)
WisdomTree Investments, Inc.	10,834	$206,279
		8,178,131
Consumer Finance - 0.4%
Ally Financial, Inc. (b)	4,892	107,086
Discover Financial Services	1,198	69,448
Enova International, Inc. (b)	19,582	362,463
First Cash Financial Services, Inc. (b)	4,267	206,267
Nelnet, Inc. - Class A (a)	41,733	1,868,386
Nicholas Financial, Inc. (b)	958	12,099
PRA Group, Inc. (b)	7,324	401,172
SLM Corporation (b)	77	785
		3,027,706
Diversified Financial Services - 0.2%
Bank of America Corporation	741	11,804
Berkshire Hathaway, Inc. - Class B (b)	881	124,406
Citigroup, Inc.	1,093	58,279
Cohen & Steers, Inc.	2,097	79,393
Consumer Portfolio Services, Inc. (b)	114,621	732,428
Gain Capital Holdings, Inc.	15,275	150,917
JPMorgan Chase & Company	2,450	154,987
MarketAxess Holdings, Inc.	11	944
Marlin Business Services Corporation	3,423	68,357
MSCI, Inc.	16	979
TPG Specialty Lending, Inc.	2,428	44,093
Voya Financial, Inc.	1,665	70,496
		1,497,083
Insurance - 1.5%
Allied World Assurance Company Holdings A.G.	92	3,785
Ambac Financial Group, Inc. (b)	432	9,940
American Equity Investment Life Holding Company	12,271	330,703
American International Group, Inc.	528	29,721
American National Insurance Company	1,138	113,868
AMERISAFE, Inc. (a)	17,951	811,206
Arch Capital Group Ltd. (b)	39	2,367
Argo Group International Holdings Ltd.	3,491	171,024
Atlas Financial Holdings, Inc. (b)	12,930	238,559
Axis Capital Holdings Ltd.	8	416
Baldwin & Lyons, Inc. - Class B	5,749	130,445
Employers Holdings, Inc. (a)	35,209	859,452
FBL Financial Group, Inc. - Class A	364	21,210
Fidelity & Guaranty Life	68,604	1,535,358
First American Financial Corporation	539	18,752
Genworth Financial, Inc. - Class A (b)	3,822	33,595
Global Indemnity plc (b)	69	1,894
Greenlight Capital Re Ltd. - Class A (b)	17	517
Hanover Insurance Group, Inc. (The) (a)	1,406	96,409
HCC Insurance Holdings, Inc.	29	1,652
Heritage Insurance Holdings, Inc. (b)	15,100	302,755
Horace Mann Educators Corporation	16,804	570,832
Infinity Property & Casualty Corporation	1,912	141,775

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Insurance - 1.5% (Continued)
Investors Title Company	131	$9,670
James River Group Holdings Ltd.	1,809	42,765
Kemper Corporation	1,390	52,361
MetLife, Inc.	495	25,389
Montpelier Re Holdings Ltd.	3,537	134,795
National General Holdings Corporation	17,304	334,659
National Western Life Insurance Company - Class A	195	46,724
Navigators Group, Inc. (The) (b)	15,379	1,200,331
OneBeacon Insurance Group Ltd. - Class A	1,314	19,815
PartnerRe Ltd.	629	80,512
Patriot National, Inc. (b)	1,905	25,660
ProAssurance Corporation	11,681	525,061
Prudential Financial, Inc.	830	67,728
Safety Insurance Group, Inc.	468	27,214
State National Companies, Inc.	221	2,108
Stewart Information Services Corporation	1,579	57,634
Sun Life Financial, Inc.	895	28,667
Symetra Financial Corporation	55,002	1,306,298
Third Point Reinsurance Ltd. (b)	18,480	249,110
United Fire Group, Inc. (a)	7,445	222,382
United Insurance Holdings Corporation	72,851	1,211,512
		11,096,630
Real Estate Investment Trusts (REIT) - 5.4%
Agree Realty Corporation	25,388	781,443
Alexandria Real Estate Equities, Inc.	1,317	121,664
American Homes 4 Rent - Class A	33	557
American Realty Capital Properties, Inc.	83,127	750,637
Apartment Investment & Management Company - Class A	3,652	137,790
BioMed Realty Trust, Inc.	4,021	83,436
Bluerock Residential Growth REIT, Inc.	24,029	328,717
Brandywine Realty Trust	74,436	1,085,277
Brixmor Property Group, Inc.	49,106	1,151,536
Camden Property Trust	10,297	773,099
CareTrust REIT, Inc.	13,271	165,755
CBL & Associates Properties, Inc.	68,005	1,224,770
Cedar Realty Trust, Inc.	74,913	523,642
City Office REIT, Inc.	25,267	326,197
Communications Sales & Leasing, Inc. (b)	3,969	119,400
Corporate Office Properties Trust	5,699	150,397
Cousins Properties, Inc.	120,539	1,174,050
DDR Corporation	40,864	696,731
Digital Realty Trust, Inc.	18,163	1,151,716
Duke Realty Corporation	2,395	47,445
DuPont Fabros Technology, Inc.	44,070	1,372,781
Empire State Realty Trust, Inc. - Class A	77,119	1,388,142
Equity Commonwealth (b)	38,603	973,182
Equity Lifestyle Properties, Inc.	12,149	641,710
First Potomac Realty Trust	33,346	357,469
Gaming and Leisure Properties, Inc.	8,936	319,015

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Real Estate Investment Trusts (REIT) - 5.4% (Continued)
General Growth Properties, Inc.	7,714	$211,364
Geo Group, Inc. (The)	17,711	690,729
Getty Realty Corporation	76,448	1,327,902
Gladstone Commercial Corporation	33,158	590,544
Government Properties Income Trust	4,835	100,761
Gyrodyne Company of America, Inc. (b) (c)	1,499	0
Gyrodyne Special Distribution, LLC (b) (c)	1,499	0
HCP, Inc.	17	685
Highwoods Properties, Inc.	18	775
Hudson Pacific Properties, Inc.	14,060	424,050
Inland Real Estate Corporation	6,391	65,763
Investors Real Estate Trust	170,531	1,222,707
Kite Realty Group Trust	22,217	582,085
Lamar Advertising Company - Class A	11,149	646,196
Lexington Realty Trust	38,235	354,438
Liberty Property Trust	17,132	596,879
LTC Properties, Inc.	15,522	674,586
Mack-Cali Realty Corporation	37,752	677,648
Mid-America Apartment Communities, Inc.	2,441	182,123
New Senior Investment Group, Inc.	60,133	971,749
One Liberty Properties, Inc.	8,629	193,980
Outfront Media, Inc.	22,239	638,704
Parkway Properties, Inc.	40,478	658,577
Pennsylvania Real Estate Investment Trust	40,633	918,712
Preferred Apartment Communities, Inc. - Class A	51,421	568,716
Prologis, Inc.	728	29,266
PS Business Parks, Inc.	2,999	228,974
QTS Realty Trust, Inc. - Class A	19,466	706,032
Ramco-Gershenson Properties Trust	62,952	1,100,401
Retail Properties of America, Inc. - Class A	18,316	276,755
Rexford Industrial Realty, Inc.	17,854	265,310
Rouse Properties, Inc.	43,175	754,267
Saul Centers, Inc.	19,225	967,402
Select Income REIT	55,344	1,283,427
Senior Housing Properties Trust	49,300	1,009,171
Silver Bay Realty Trust Corporation	14,319	221,515
Sun Communities, Inc.	4,968	308,314
Tanger Factory Outlet Centers, Inc.	2,405	80,760
Taubman Centers, Inc.	7,187	517,536
Urstadt Biddle Properties, Inc. - Class A	34,503	715,937
Washington Real Estate Investment Trust	44,670	1,104,242
Weingarten Realty Investors	16,750	548,730
WP GLIMCHER, Inc.	85,094	1,276,410
		39,540,680
Thrifts & Mortgage Finance - 0.8%
America First Multifamily Investors, L.P.	17,966	99,711
Bank Mutual Corporation	3,335	23,979
BBX Capital Corporation - Class A (b)	10,813	198,202
Beneficial Bancorp, Inc. (b)	14,652	169,963
Brookline Bancorp, Inc.	724	7,797

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Thrifts & Mortgage Finance - 0.8% (Continued)
Dime Community Bancshares, Inc.	7,748	$123,348
Essent Group Ltd. (b)	13,841	345,333
EverBank Financial Corporation	4,563	84,735
Federal Agricultural Mortgage Corporation - Class C (a)	4,942	155,376
First Defiance Financial Corporation	7,951	278,285
Flagstar Bancorp, Inc. (b)	81,742	1,404,328
Heritage Financial Group, Inc.	3,827	105,242
HomeStreet, Inc. (b)	14,612	302,176
Kearny Financial Corporation (b)	268	3,575
Ladder Capital Corporation	22,516	394,931
Madison County Finanical, Inc.	1,576	33,821
Meridian Bancorp, Inc. (a) (b)	33,800	434,330
Meta Financial Group, Inc.	3,793	155,172
Northfield Bancorp, Inc.	20	289
Oritani Financial Corporation	17,281	257,487
PennyMac Financial Services, Inc. - Class A (b)	2,135	40,309
People's United Financial, Inc.	1,133	17,120
Provident Financial Services, Inc.	13,462	242,316
Security National Financial Corporation - Class A (b)	4,740	27,539
TFS Financial Corporation	1,810	26,462
Walker & Dunlop, Inc. (b)	33,083	633,209
Waterstone Financial, Inc.	3,770	48,030
WSFS Financial Corporation	1,360	96,791
		5,709,856
Health Care - 18.6%
Biotechnology - 8.1%
Acceleron Pharma, Inc. (b)	61,393	1,697,516
Acorda Therapeutics, Inc. (b)	51,973	1,562,828
Actinium Pharmaceuticals, Inc. (b)	56,703	142,892
Adamas Pharmaceuticals, Inc. (b)	135,185	2,334,645
Affimed N.V. (b)	149,993	1,184,945
Agenus, Inc. (b)	46,768	309,136
Akebia Therapeutics, Inc. (b)	59,407	455,652
Alder Biopharmaceuticals, Inc. (a) (b)	11,913	303,782
Alkermes plc (b)	559	30,952
AMAG Pharmaceuticals, Inc. (b)	7,081	360,919
Amgen, Inc.	1,950	307,924
Applied Genetic Technologies Corporation (b)	54,070	1,034,900
Ardelyx, Inc. (b)	90,506	950,313
Ariad Pharmaceuticals, Inc. (a) (b)	3,076	26,669
ArQule, Inc. (b)	577,389	1,183,647
Array BioPharma, Inc. (a) (b)	86,844	542,775
Asterias Biotherapeutics, Inc (b)	74	841
Aurinia Pharmaceuticals, Inc. (b)	21	80
Auspex Pharmaceuticals, Inc. (b)	761	76,777
Avalanche Biotechnologies, Inc. (b)	454	14,464
AVEO Pharmaceuticals, Inc. (b)	80,399	122,206
Biogen Idec, Inc. (b)	539	201,548
BioSpecifics Technologies Corporation (a) (b)	43,163	1,653,575

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Biotechnology - 8.1% (Continued)
BioTime, Inc. (b)	2,474	$12,692
Brainstorm Cell Therapeutics, Inc. (b)	17,465	63,747
Cara Therapeutics, Inc. (a) (b)	107,530	1,155,947
Celgene Corporation (b)	1,813	195,913
Cellular Dynamics International, Inc. (b)	141,546	2,338,340
Cerulean Pharma, Inc. (b)	134,030	798,819
Clovis Oncology, Inc. (b)	117	9,402
Codexis, Inc. (b)	49,453	216,604
Concert Pharmaceuticals, Inc. (b)	2,961	42,964
ContraFect Corporation (b)	5,574	29,041
CTI BioPharma Corporation (a) (b)	964,752	1,717,259
Curis, Inc. (b)	525,913	1,351,596
Cytokinetics, Inc. (b)	213,658	1,343,909
Dicerna Pharmaceuticals, Inc. (b)	402	8,068
Eagle Pharmaceuticals, Inc. (b)	2,655	139,918
Eleven Biotherapeutics, Inc. (b)	14,060	166,470
Emergent BioSolutions, Inc. (a) (b)	94,657	2,810,366
Enanta Pharmaceuticals, Inc. (b)	18,057	618,272
Enzon Pharmaceuticals, Inc.	38,745	52,306
EPIRUS Biopharmaceuticals, Inc. (b)	9,494	60,192
FibroGen, Inc. (b)	1,876	43,617
Five Prime Therapeutics, Inc. (b)	81,709	1,639,083
Flexion Therapeutics, Inc. (b)	21,118	338,310
Genomic Health, Inc. (b)	30,701	831,076
Geron Corporation (b)	693,455	2,510,307
Gilead Sciences, Inc. (b)	1,898	190,768
GlobeImmune, Inc. (b)	594	4,283
GlycoMimetics, Inc. (b)	58	481
Halozyme Therapeutics, Inc. (b)	91,972	1,367,624
Harvard Apparatus Regenerative Technology, Inc. (b)	1	1
Heat Biologics, Inc. (b)	3,386	19,944
Heron Therapeutics, Inc. (b)	6,731	72,695
Ignyta, Inc. (b)	23,059	205,456
Immune Design Corporation (b)	12,680	284,412
Immunomedics, Inc. (b)	3,378	12,161
Insmed, Inc. (b)	9,395	188,276
Ironwood Pharmaceuticals, Inc. (b)	31,303	427,599
Lion Biotechnologies, Inc. (b)	8,303	99,055
Loxo Oncology, Inc. (b)	3,065	34,818
MacroGenics, Inc. (a) (b)	1,640	46,920
Medgenics, Inc. (b)	5,411	42,260
MEI Pharma, Inc. (b)	59,050	117,509
MiMedx Group, Inc. (a) (b)	93,620	880,028
Mirati Therapeutics, Inc. (b)	955	26,539
Momenta Pharmaceuticals, Inc. (b)	7,809	136,267
Navidea Biopharmaceuticals, Inc. (b)	863,488	1,165,709
Neothetics, Inc. (b)	1,325	9,368
NewLink Genetics Corporation (b)	30,055	1,340,453
Novavax, Inc. (b)	3,040	23,499
Ohr Pharmaceutical, Inc. (b)	2,580	7,250

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Biotechnology - 8.1% (Continued)
Oncothyreon, Inc. (b)	129,088	$193,632
Orexigen Therapeutics, Inc. (b)	280,538	1,843,135
Osiris Therapeutics, Inc. (b)	105,187	1,595,687
PDL BioPharma, Inc. (a)	321,199	2,142,397
Peregrine Pharmaceuticals, Inc. (b)	5,980	7,834
Pfenex, Inc. (b)	30,137	402,329
PlasmaTech Biopharmaceuticals, Inc. (b)	15,810	44,426
Progenics Pharmaceuticals, Inc. (a) (b)	441,177	2,183,826
ProQR Therapeutics N.V. (b)	3,188	60,476
Protalix BioTherapeutics, Inc. (b)	14,710	32,362
QLT, Inc. (b)	16,002	59,847
Radius Health, Inc. (b)	3,407	122,107
Retrophin, Inc. (b)	533	11,481
Rigel Pharmaceuticals, Inc. (b)	378,026	1,610,391
Sage Therapeutics, Inc. (b)	7,196	381,388
Sangamo Biosciences, Inc. (b)	17,399	215,226
SciClone Pharmaceuticals, Inc. (b)	112,743	921,110
Sorrento Therapeutics, Inc. (b)	114,552	1,033,259
Spark Therapeutics, Inc. (b)	52	2,978
Spectrum Pharmaceuticals, Inc. (b)	344,326	1,945,442
Stemline Therapeutics, Inc. (a) (b)	60,721	843,415
Threshold Pharmaceuticals, Inc. (b)	382,425	1,353,784
Tonix Pharmaceuticals Holding Corporation (b)	6,709	41,260
TRACON Pharmaceuticals, Inc. (b)	2,087	22,936
Trevena, Inc. (b)	33,846	208,830
Ultragenyx Pharmaceutical, Inc. (b)	6,899	389,311
Vericel Corporation (b)	88	291
Vitae Pharmaceuticals, Inc. (b)	6,375	84,979
Xencor, Inc. (b)	4,839	68,811
Xenon Pharmaceuticals, Inc. (b)	3,272	43,354
Zafgen, Inc. (b)	55,459	1,725,884
		59,288,767
Health Care Equipment & Supplies - 3.8%
Accuray, Inc. (b)	102,271	831,463
Alere, Inc. (b)	1,041	49,427
Analogic Corporation	16,051	1,356,310
AngioDynamics, Inc. (b)	49,476	825,754
Anika Therapeutics, Inc. (b)	39,131	1,335,150
Antares Pharma, Inc. (b)	22,377	54,824
Atrion Corporation	527	171,196
Baxter International, Inc.	850	58,429
Boston Scientific Corporation (b)	4,111	73,258
CONMED Corporation	5,491	275,813
CryoLife, Inc.	72,850	743,070
Cutera, Inc. (b)	57,434	782,251
Cyberonics, Inc. (b)	326	19,857
Cynosure, Inc. - Class A (a) (b)	84,001	2,807,313
DENTSPLY International, Inc.	3,012	153,612
DexCom, Inc. (b)	376	25,406
Entellus Medical, Inc. (b)	2,213	60,902

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Health Care Equipment & Supplies - 3.8% (Continued)
Exactech, Inc. (a) (b)	70,652	$1,543,746
Greatbatch, Inc. (a) (b)	23,013	1,240,861
Hill-Rom Holdings, Inc.	22,075	1,102,426
Inogen, Inc. (b)	11,639	427,617
Invacare Corporation (a)	69,447	1,393,801
K2M Group Holdings, Inc. (b)	928	19,497
LDR Holding Corporation (b)	588	19,904
Lumenis Ltd. - Class B (b)	8,326	93,834
Masimo Corporation (a) (b)	18,004	607,815
Merit Medical Systems, Inc. (a) (b)	160,749	3,120,138
Natus Medical, Inc. (b)	57,810	2,180,015
Neogen Corporation (b)	78	3,474
Neovasc, Inc. (b)	4,348	35,784
Nevro Corporation (b)	1,103	49,657
NuVasive, Inc. (a) (b)	12,274	549,016
OraSure Technologies, Inc. (b)	61,078	384,791
Orthofix International N.V. (a) (b)	76,703	2,478,274
Oxford Immunotec Global plc (b)	43	571
Quidel Corporation (b)	13,749	320,352
RTI Surgical, Inc. (b)	386,053	2,161,897
St. Jude Medical, Inc.	316	22,136
Stryker Corporation	479	44,183
Sunshine Heart, Inc. (b)	7,973	35,161
Synergetics USA, Inc. (b)	34,601	169,199
Syneron Medical Ltd. (a) (b)	6,368	78,708
Teleflex, Inc.	288	35,412
Thoratec Corporation (b)	6,935	278,163
TransEnterix, Inc. (b)	3,000	11,280
		28,031,747
Health Care Providers & Services - 2.2%
Addus HomeCare Corporation (b)	15,420	413,873
Alliance HealthCare Services, Inc. (b)	352	7,487
Almost Family, Inc. (b)	2,621	113,437
Amedisys, Inc. (b)	436	12,125
AmerisourceBergen Corporation	284	32,461
AMN Healthcare Services, Inc. (b)	1,242	28,330
AmSurg Corporation (a) (b)	8,416	527,852
BioTelemetry, Inc. (b)	26,645	213,426
Capital Senior Living Corporation (b)	26	680
Cardinal Health, Inc.	632	53,303
China Cord Blood Corporation (b)	12,569	79,185
Civitas Solutions, Inc. (b)	3,999	74,981
Community Health Systems, Inc. (b)	5,673	304,527
CorVel Corporation (a) (b)	62,472	2,232,749
Cross Country Healthcare, Inc. (b)	271	3,008
Ensign Group, Inc. (The) (a)	35,100	1,478,061
Genesis Healthcare, Inc. (b)	20,314	140,370
HCA Holdings, Inc. (b)	1,756	129,962
HealthSouth Corporation	13	588
HMS Holdings Corporation (b)	9,315	158,448

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Health Care Providers & Services - 2.2% (Continued)
IPC The Hospitalist Company, Inc. (b)	1,512	$73,967
Kindred Healthcare, Inc.	38,381	880,844
Landauer, Inc.	12,325	397,604
LHC Group, Inc. (b)	4,438	142,282
LifePoint Hospitals, Inc. (b)	1,586	118,760
Magellan Health, Inc. (a) (b)	10,276	650,471
McKesson Corporation	1,152	257,357
Omnicare, Inc.	635	55,867
Owens & Minor, Inc.	31,497	1,062,079
PharMerica Corporation (b)	36,016	1,032,219
Premier, Inc. - Class A (a) (b)	26,017	986,044
Providence Service Corporation (The) (b)	4,256	180,965
RadNet, Inc. (a) (b)	327,910	2,747,886
Surgical Care Affiliates, Inc. (b)	8,698	327,915
Tenet Healthcare Corporation (b)	498	23,834
U.S. Physical Therapy, Inc. (a)	9,309	439,012
UnitedHealth Group, Inc.	910	101,374
Universal American Corporation (b)	28,721	286,923
		15,770,256
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	202,786	2,697,054
HealthStream, Inc. (b)	3,920	113,445
iCAD, Inc. (b)	4,866	44,378
Imprivata, Inc. (b)	10,400	155,272
IMS Health Holdings, Inc. (b)	1,186	32,722
MedAssets, Inc. (a) (b)	46,760	946,422
Medidata Solutions, Inc. (b)	9,456	505,234
Merge Healthcare, Inc. (a) (b)	272,332	1,353,490
Omnicell, Inc. (b)	65,047	2,311,120
Vocera Communications, Inc. (b)	22,629	257,744
		8,416,881
Life Sciences Tools & Services - 1.0%
Albany Molecular Research, Inc. (b)	45	813
Bio-Rad Laboratories, Inc. - Class A (b)	209	28,100
Cambrex Corporation (b)	67,485	2,597,498
Charles River Laboratories International, Inc. (b)	250	17,290
Compugen Ltd. (b)	4,255	27,274
Enzo Biochem, Inc. (b)	258,229	723,041
Harvard Bioscience, Inc. (b)	120,663	669,680
Luminex Corporation (b)	77,233	1,198,656
NanoString Technologies, Inc. (b)	74,637	891,166
NeoGenomics, Inc. (a) (b)	133,889	606,517
PerkinElmer, Inc.	12	615
PRA Health Sciences, Inc. (b)	2,762	78,662
Quintiles Transnational Holdings, Inc. (b)	2,716	178,930
Thermo Fisher Scientific, Inc.	449	56,430
		7,074,672
Pharmaceuticals - 2.4%
Achaogen, Inc. (b)	3,939	22,019
Agile Therapeutics, Inc. (b)	8,002	92,983

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Pharmaceuticals - 2.4% (Continued)
Amphastar Pharmaceuticals, Inc. (a) (b)	139,265	$2,013,772
Biodel, Inc. (b)	34,490	39,664
Biota Pharmaceuticals, Inc. (b)	6,856	15,563
Cardiome Pharma Corporation (b)	196	1,633
Corcept Therapeutics, Inc. (b)	294,504	1,699,288
Cymabay Therapeutics, Inc. (b)	5,902	26,500
Dermira, Inc. (b)	462	6,815
DURECT Corporation (b)	290,753	572,783
Egalet Corporation (b)	5,942	54,429
Endocyte, Inc. (b)	4,036	23,409
Flex Pharma, Inc. (b)	473	7,909
Foamix Pharmaceuticals Ltd. (b)	986	9,781
Heska Corporation (b)	40,713	1,143,628
Horizon Pharma plc (b)	17,845	501,801
Hospira, Inc. (b)	641	55,953
Intersect ENT, Inc. (b)	24,143	605,869
Johnson & Johnson	663	65,770
Juniper Pharmaceuticuals, Inc. (b)	2,748	20,280
Lannett Company, Inc. (a) (b)	24,464	1,406,680
Lipocine, Inc. (b)	71	471
Marinus Pharmaceuticals, Inc. (b)	4,143	36,790
Medicines Company (The) (b)	14,146	362,279
Merck & Company, Inc.	573	34,128
Mylan N.V. (b)	13	939
Nektar Therapeutics (b)	4,347	41,383
Pacira Pharmaceuticals, Inc. (b)	424	29,036
Paratek Pharmaceuticals, Inc.	5,971	145,274
Pernix Therapeutics Holdings, Inc. (b)	320,000	2,041,600
Perrigo Company plc	491	89,990
Phibro Animal Health Corporation - Class A (a)	34,208	1,086,446
POZEN, Inc. (b)	7,330	57,321
Prestige Brands Holdings, Inc. (b)	29,349	1,151,948
Relypsa, Inc. (b)	46,123	1,334,338
Sagent Pharmaceuticals, Inc. (a) (b)	59,475	1,386,362
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	16,410	291,442
Supernus Pharmaceuticals, Inc. (b)	75,933	971,942
TherapeuticsMD, Inc. (b)	2,752	17,833
XenoPort, Inc. (b)	256	1,518
Zoetis, Inc.	1,499	66,586
		17,534,155
Industrials - 14.7%
Aerospace & Defense - 1.1%
AeroVironment, Inc. (b)	11,110	284,416
Arotech Corporation (b)	29,847	82,975
Astronics Corporation (b)	820	55,194
Cubic Corporation (a)	28,813	1,428,548
Ducommun, Inc. (b)	38,064	1,157,146
Engility Holdings, Inc.	2,077	57,886
Exelis, Inc.	1,453	35,628
Huntington Ingalls Industries, Inc.	2,053	270,154

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Aerospace & Defense - 1.1% (Continued)
Kratos Defense & Security Solutions, Inc. (a) (b)	411,109	$2,248,766
L-3 Communications Holdings, Inc.	2,183	250,848
LMI Aerospace, Inc. (b)	9,975	112,618
Moog, Inc. - Class A (b)	1,545	107,965
SIFCO Industries, Inc.	4	58
Spirit AeroSystems Holdings, Inc. - Class A (b)	375	19,084
Textron, Inc.	3,529	155,205
Vectrus, Inc. (b)	66,393	1,697,005
		7,963,496
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (b)	127,321	1,186,632
Atlas Air Worldwide Holdings, Inc. (b)	3,039	148,121
Hub Group, Inc. - Class A (b)	12,838	512,236
Park-Ohio Holdings Corporation (a)	4,217	195,373
UTi Worldwide, Inc. (b)	63,789	576,015
		2,618,377
Airlines - 0.3%
Allegiant Travel Company	2,471	379,941
Delta Air Lines, Inc.	2,122	94,726
Hawaiian Holdings, Inc. (b)	746	17,218
Republic Airways Holdings, Inc. (a) (b)	23,163	283,515
SkyWest, Inc.	81,876	1,117,608
United Continental Holdings, Inc. (b)	868	51,854
		1,944,862
Building Products - 0.7%
Advanced Drainage Systems, Inc.	1,033	28,924
American Woodmark Corporation (b)	692	35,084
Apogee Enterprises, Inc.	27,127	1,427,423
Armstrong World Industries, Inc. (b)	423	23,155
Continental Building Products, Inc. (b)	41,094	904,479
Gibraltar Industries, Inc. (b)	5,193	85,996
NCI Building Systems, Inc. (b)	40,999	634,665
Owens Corning, Inc.	1,708	66,031
Patrick Industries, Inc. (b)	28,162	1,691,410
Ply Gem Holdings, Inc. (b)	8,240	111,899
Quanex Building Products Corporation	1,361	26,267
		5,035,333
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	12,224	391,779
ACCO Brands Corporation (b)	119,634	941,520
ARC Document Solutions, Inc. (a) (b)	3,870	33,050
Atento, S.A. (b)	2,023	26,501
Casella Waste Systems, Inc. - Class A (b)	262,271	1,437,245
CECO Environmental Corporation	5,370	63,312
Cenveo, Inc. (b)	14,464	28,639
Civeo Corporation (a)	809,138	3,778,674
Clean Harbors, Inc. (b)	2	111
Cypress Energy Partners, L.P.	38	615
EnerNOC, Inc. (b)	101,808	1,124,978
Ennis, Inc.	24,347	374,457

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Commercial Services & Supplies - 2.3% (Continued)
G&K Services, Inc. - Class A	1,743	$123,056
Herman Miller, Inc.	4,944	135,515
Hudson Technologies, Inc. (b)	5,488	22,940
McGrath RentCorp	1,510	49,996
Performant Financial Corporation (b)	1,141	3,389
Pitney Bowes, Inc.	9,669	216,296
Quad/Graphics, Inc. (a)	128,017	2,757,486
R.R. Donnelley & Sons Company	7,755	144,398
Ritchie Bros. Auctioneers, Inc.	1,331	33,661
SP Plus Corporation (b)	51,549	1,173,255
Steelcase, Inc. - Class A	80,073	1,406,883
Sykes Enterprises, Inc. (b)	37,493	938,450
Team, Inc. (b)	226	8,832
Tetra Tech, Inc.	2,431	65,904
UniFirst Corporation	583	66,013
West Corporation	45,918	1,421,162
		16,768,117
Construction & Engineering - 1.2%
Aegion Corporation (b)	29,345	540,535
Ameresco, Inc. - Class A (b)	3,665	24,629
Argan, Inc.	24,773	800,415
EMCOR Group, Inc.	40,613	1,812,558
Goldfield Corporation (The) (b)	234	391
Granite Construction, Inc.	6,672	231,585
HC2 Holdings, Inc. (b)	11	122
MasTec, Inc. (a) (b)	125,334	2,248,492
MYR Group, Inc. (b)	16,684	489,175
Northwest Pipe Company (b)	2,038	49,401
NV5 Holdings, Inc. (b)	1,204	23,165
Quanta Services, Inc. (b)	3,778	109,222
Sterling Construction Company, Inc. (b)	12,807	56,223
Tutor Perini Corporation (a) (b)	93,075	1,973,190
Willdan Group, Inc. (b)	36,172	514,004
		8,873,107
Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	59,825	1,754,069
American Superconductor Corporation (b)	7,145	46,228
AZZ, Inc.	422	19,577
Babcock & Wilcox Company (The)	4,305	139,138
Eaton Corporation plc	3,138	215,675
Encore Wire Corporation (a)	8,146	366,651
EnerSys, Inc. (a)	9,776	663,790
General Cable Corporation (a)	179,661	2,930,271
Global Power Equipment Group, Inc.	88,548	1,075,858
GrafTech International Ltd. (b)	415,401	2,010,541
Powell Industries, Inc.	3,678	122,073
PowerSecure International, Inc. (b)	53,521	701,660
Preformed Line Products Company	1,230	51,599
Regal-Beloit Corporation	3,316	259,311
SL Industries, Inc. (b)	240	9,967

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Electrical Equipment - 1.4% (Continued)
Thermon Group Holdings, Inc. (b)	2,356	$54,824
Vicor Corporation (b)	2,318	35,350
		10,456,582
Industrial Conglomerates - 0.0% (d)
General Electric Company	11,196	303,188

Machinery - 3.6%
Accuride Corporation (b)	397,871	1,623,314
Actuant Corporation - Class A	310	7,384
Adept Technology, Inc. (b)	6,219	37,998
AGCO Corporation	779	40,126
Albany International Corporation - Class A	5,579	218,697
Astec Industries, Inc.	736	30,971
Barnes Group, Inc.	16,950	679,695
Blount International, Inc. (b)	50,109	664,445
China Yuchai International Ltd. (a)	12,484	251,677
CIRCOR International, Inc.	390	21,310
CNH Industrial N.V.	10,394	90,636
Columbus McKinnon Corporation (a)	5,850	148,356
Commercial Vehicle Group, Inc. (b)	82	472
Douglas Dynamics, Inc.	3,981	86,587
Dynamic Materials Corporation	2,393	32,042
EnPro Industries, Inc.	1,082	69,259
ESCO Technologies, Inc.	2,015	73,951
Federal Signal Corporation (a)	35,176	552,967
Flowserve Corporation	1,058	61,925
FreightCar America, Inc. (a)	110,815	2,891,163
Global Brass & Copper Holdings, Inc.	163,860	2,497,226
Harsco Corporation	42,445	682,516
Hurco Companies, Inc.	4,950	160,182
Hyster-Yale Materials Handling, Inc. (a)	16,761	1,229,252
IDEX Corporation	13	975
ITT Corporation	1,876	74,383
John Bean Technologies Corporation	3,719	143,516
Kadant, Inc. (a)	47,959	2,443,991
Kennametal, Inc.	7,446	263,663
L.B. Foster Company - Class A	7,935	339,063
Manitex International, Inc. (b)	4,136	40,988
Meritor, Inc. (a) (b)	58,962	773,581
Miller Industries, Inc.	28,511	638,076
Mueller Industries, Inc.	1,037	36,336
NACCO Industries, Inc. - Class A (a)	8,647	423,530
NN, Inc.	38,445	967,276
PACCAR, Inc.	161	10,521
PMFG, Inc. (b)	1,897	8,423
RBC Bearings, Inc.	2,374	173,278
Rexnord Corporation (a) (b)	1,172	31,046
SPX Corporation	741	57,057
Standex International Corporation (a)	620	50,139
Sun Hydraulics Corporation	250	9,728

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Machinery - 3.6% (Continued)
Tennant Company	550	$35,360
Terex Corporation (a)	106,301	2,919,025
Timken Company (The)	4,089	160,657
Titan International, Inc. (a)	217,095	2,255,617
TriMas Corporation (b)	15,682	441,762
Wabash National Corporation (b)	43,187	605,482
Wabtec Corporation	367	34,516
Xerium Technologies, Inc. (b)	62,719	1,115,144
		26,205,284
Marine - 0.5%
Costamare, Inc.	4,377	88,547
Diana Shipping, Inc. (b)	16,099	100,619
DryShips, Inc. (b)	45,002	31,951
Matson, Inc.	45,647	1,848,703
Navios Maritime Holdings, Inc.	356,400	1,350,756
Safe Bulkers, Inc.	243	870
Scorpio Bulkers, Inc. (b)	36,990	89,146
		3,510,592
Professional Services - 1.5%
Barrett Business Services, Inc.	33,500	1,489,745
CDI Corporation	29,100	396,924
CRA International, Inc. (a) (b)	5,199	151,811
Exponent, Inc.	463	41,026
Franklin Covey Company (b)	14,446	269,274
FTI Consulting, Inc. (b)	5,950	244,605
GP Strategies Corporation (b)	903	29,429
Heidrick & Struggles International, Inc. (a)	48,867	1,175,740
Hill International, Inc. (b)	28,887	111,215
ICF International, Inc. (a) (b)	37,236	1,433,586
IHS, Inc. - Class A (b)	147	18,444
Insperity, Inc. (a)	40,621	1,956,307
Kelly Services, Inc. - Class A	71,004	1,165,886
Korn/Ferry International	2,111	66,560
ManpowerGroup, Inc.	2,939	250,785
Mistras Group, Inc. (b)	83,520	1,500,019
Navigant Consulting, Inc. (b)	20,604	297,934
Nielsen Holdings N.V.	563	25,301
On Assignment, Inc. (b)	1,771	59,594
RPX Corporation (b)	5,543	86,249
Volt Information Sciences, Inc. (b)	1,213	14,944
VSE Corporation	410	29,167
		10,814,545
Road & Rail - 1.3%
ArcBest Corporation	1,028	36,700
Con-Way, Inc.	14,221	584,483
Covenant Transportation Group, Inc. - Class A (a) (b)	62,621	1,908,062
Knight Transportation, Inc.	11,273	325,790
PAM Transportation Services, Inc. (b)	11,994	702,728
Quality Distribution, Inc. (b)	265,412	2,632,887
Ryder System, Inc.	1,072	102,226

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Road & Rail - 1.3% (Continued)
Saia, Inc. (b)	401	$16,341
Student Transportation, Inc.	21,850	123,234
Werner Enterprises, Inc.	17,059	458,375
YRC Worldwide, Inc. (a) (b)	182,724	2,850,494
		9,741,320
Trading Companies & Distributors - 0.5%
Air Lease Corporation	3,937	152,086
Applied Industrial Technologies, Inc.	1,212	50,625
CAI International, Inc. (a) (b)	8,460	201,517
DXP Enterprises, Inc. (b)	17,972	809,639
H&E Equipment Services, Inc.	3,954	97,743
Houston Wire & Cable Company	7,387	69,733
Kaman Corporation	8,518	355,286
MFC Industrial Ltd. (a)	27,736	117,046
Textainer Group Holdings Ltd. (a)	54,936	1,664,561
WESCO International, Inc. (b)	402	29,000
		3,547,236
Transportation Infrastructure - 0.0% (d)
Wesco Aircraft Holdings, Inc. (b)	1,438	22,548

Information Technology - 17.0%
Communications Equipment - 2.4%
ADTRAN, Inc.	26,237	435,797
Aruba Networks, Inc. (b)	1,451	35,709
Bel Fuse, Inc. - Class B	53,024	1,088,583
Black Box Corporation	79,974	1,591,483
CalAmp Corporation (b)	29,534	582,115
Calix, Inc. (a) (b)	365,343	2,699,885
CIENA Corporation (a) (b)	10,819	230,445
Comtech Telecommunications Corporation	1,470	42,483
Digi International, Inc. (b)	73,359	740,926
EchoStar Corporation - Class A (b)	14,856	742,800
EMCORE Corporation (b)	30,892	168,361
Emulex Corporation (b)	6,941	55,667
Extreme Networks, Inc. (a) (b)	940,789	2,370,788
Harmonic, Inc. (b)	1,116	7,823
Harris Corporation	2,763	221,703
Ixia (b)	4,139	49,585
KVH Industries, Inc. (b)	3,657	49,333
NETGEAR, Inc. (b)	49,801	1,507,476
Polycom, Inc. (b)	71,931	938,699
Procera Networks, Inc. (b)	62,513	719,525
Radware Ltd. (b)	4,899	115,959
ShoreTel, Inc. (a) (b)	384,110	2,673,406
ViaSat, Inc. (b)	3,302	198,516
Westell Technologies, Inc. - Class A (b)	6,776	8,131
		17,275,198
Electronic Equipment, Instruments & Components - 3.5%
Anixter International, Inc. (b)	16,314	1,151,768
Arrow Electronics, Inc. (b)	785	46,872

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Information Technology - 17.0% (Continued)
Electronic Equipment, Instruments & Components - 3.5% (Continued)
AVX Corporation	46,852	$645,152
Badger Meter, Inc.	618	38,452
Benchmark Electronics, Inc. (a) (b)	15,039	353,868
Celestica, Inc. (b)	2,883	35,201
Checkpoint Systems, Inc. (a)	234,620	2,430,663
Coherent, Inc. (b)	5,847	350,820
CTS Corporation	37,154	666,543
CUI Global, Inc. (b)	10,653	58,698
Dolby Laboratories, Inc. - Class A	8,444	339,955
DTS, Inc. (b)	12,538	449,487
Electro Rent Corporation	36,928	400,300
Fabrinet (b)	1,366	24,738
FLIR Systems, Inc.	882	27,245
GSI Group, Inc. (The) (b)	2,534	33,652
Hollysys Automation Technologies Ltd.	2,796	61,428
II-VI, Inc. (b)	20,210	359,536
Insight Enterprises, Inc. (a) (b)	120,320	3,443,558
Jabil Circuit, Inc.	8,942	201,374
KEMET Corporation (b)	5,577	24,093
Kimball Electronics, Inc. (b)	5,122	65,510
Littelfuse, Inc. (a)	15,218	1,491,212
LRAD Corporation (b)	7,299	18,102
Mercury Systems, Inc. (b)	6,944	95,897
Methode Electronics, Inc.	29,073	1,234,440
Multi-Fineline Electronix, Inc. (a) (b)	89,108	2,083,345
Nam Tai Property, Inc.	3,844	19,604
NeoPhotonics Corporation (b)	413,471	2,286,495
Newport Corporation (b)	19,060	363,474
Orbotech Ltd. (a) (b)	4,231	75,946
OSI Systems, Inc. (b)	5,340	358,901
Park Electrochemical Corporation	4,963	107,796
PC Connection, Inc.	30,645	744,367
Perceptron, Inc.	9,923	120,862
Rofin-Sinar Technologies, Inc. (b)	562	13,297
Rogers Corporation (a) (b)	2,377	172,832
Sanmina Corporation (b)	46,557	946,504
ScanSource, Inc. (b)	1,976	78,744
SuperCom Ltd. (b)	196	2,383
SYNNEX Corporation	6,795	519,818
Tech Data Corporation (a) (b)	50,598	2,852,209
TTM Technologies, Inc. (b)	71,408	667,665
Vishay Precision Group, Inc. (b)	17,963	256,332
		25,719,138
Internet Software & Services - 3.9%
AOL, Inc. (a) (b)	9,231	368,317
Autobytel, Inc. (b)	92,177	1,339,332
Bazaarvoice, Inc. (b)	82,588	444,323
Borderfree, Inc. (b)	30,270	191,306
Brightcove, Inc. (b)	10,973	75,933
Carbonite, Inc. (b)	32,690	334,746

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Information Technology - 17.0% (Continued)
Internet Software & Services - 3.9% (Continued)
Constant Contact, Inc. (a) (b)	31,017	$1,080,943
Cornerstone OnDemand, Inc. (a) (b)	77,383	2,215,475
Demand Media, Inc. (b)	37,507	240,420
DHI Group, Inc. (b)	65,986	501,494
EarthLink Holdings Corporation (a)	669,224	3,165,430
Endurance International Group Holdings, Inc. (b)	2,391	43,851
Everyday Health, Inc. (b)	5,205	63,813
Google, Inc. - Class C (b)	51	27,499
IAC/InterActiveCorporation	752	52,505
Internap Corporation (a) (b)	169,128	1,589,803
IntraLinks Holdings, Inc. (b)	111,230	1,090,054
Inuvo, Inc. (b)	338	788
Limelight Networks, Inc. (b)	114,795	424,742
Liquidity Services, Inc. (a) (b)	281,481	2,634,662
Marchex, Inc. - Class B	133,876	568,973
Marin Software, Inc. (b)	3,384	20,439
Marketo, Inc. (b)	28,321	805,733
MeetMe, Inc. (b)	16,580	29,512
Millennial Media, Inc. (b)	200,471	310,730
Monster Worldwide, Inc. (a) (b)	30,182	177,772
New Relic, Inc. (b)	115	3,736
NIC, Inc.	14,431	245,327
Perficient, Inc. (b)	113,563	2,342,805
Points International Ltd. (b)	973	11,083
Q2 Holdings, Inc. (b)	2,052	41,758
QuinStreet, Inc. (b)	2,985	16,209
RealNetworks, Inc. (b)	125	821
Reis, Inc.	385	8,751
SPS Commerce, Inc. (b)	594	38,764
Stamps.com, Inc. (b)	27,281	1,688,421
TechTarget, Inc. (b)	110,554	1,196,194
United Online, Inc. (a) (b)	116,727	1,847,788
Web.com Group, Inc. (b)	28,687	526,980
Wix.com Ltd. (b)	8,796	171,258
XO Group, Inc. (a) (b)	134,231	2,182,596
Yandex N.V. - Class A (b)	2,805	53,968
		28,175,054
IT Services - 0.8%
Acxiom Corporation (b)	3,312	57,828
Booz Allen Hamilton Holding Corporation	1,997	54,918
CACI International, Inc. - Class A (b)	6,077	536,234
CGI Group, Inc. - Class A (b)	18	757
CIBER, Inc. (b)	4,425	15,620
Computer Sciences Corporation	1,991	128,320
Computer Task Group, Inc.	66,937	550,892
CoreLogic, Inc. (b)	694	27,142
EVERTEC, Inc.	6,563	136,051
Forrester Research, Inc.	293	10,193
Hackett Group, Inc. (The)	9,494	91,142
iGATE Corporation (b)	248	11,795

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Information Technology - 17.0% (Continued)
IT Services - 0.8% (Continued)
Leidos Holdings, Inc.	7,081	$294,853
Lionbridge Technologies, Inc. (b)	62,091	344,605
Luxoft Holding, Inc. (b)	3,944	204,418
MAXIMUS, Inc.	814	52,104
ModusLink Global Solutions, Inc. (b)	70,013	245,046
PFSweb, Inc. (b)	36,951	479,993
Planet Payment, Inc. (b)	281	559
PRGX Global, Inc. (b)	22,779	96,583
Science Applications International Corporation	10,219	511,972
Syntel, Inc. (b)	348	15,667
Unisys Corporation (b)	71,237	1,550,829
Virtusa Corporation (b)	2,085	82,983
WEX, Inc. (b)	250	28,178
Xerox Corporation	27,674	318,251
		5,846,933
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (b)	2,839	69,442
Amkor Technology, Inc. (a) (b)	440,294	3,095,267
Amtech Systems, Inc. (b)	11,100	138,750
ANADIGICS, Inc. (b)	110,802	146,259
Axcelis Technologies, Inc. (a) (b)	491,224	1,237,885
Broadcom Corporation - Class A	3,165	139,909
Brooks Automation, Inc.	27,246	293,167
Cabot Microelectronics Corporation (b)	41,151	1,946,442
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	3,424	79,094
Cohu, Inc. (a)	191,321	2,003,131
Diodes, Inc. (a) (b)	2,365	63,193
Entropic Communications, Inc. (b)	88,946	268,617
First Solar, Inc. (b)	4,028	240,351
FormFactor, Inc. (a) (b)	283,700	2,261,089
Integrated Device Technology, Inc. (b)	29,327	533,458
Integrated Silicon Solution, Inc.	5,390	99,985
IXYS Corporation	121,261	1,371,462
Kulicke & Soffa Industries, Inc. (a) (b)	4,476	67,632
Lattice Semiconductor Corporation (b)	7,088	42,032
MA/COM Technology Solutions Holdings, Inc. (b)	14,500	441,815
MagnaChip Semiconductor Corporation (b)	5,769	31,614
Marvell Technology Group Ltd.	8,129	113,887
Mattson Technology, Inc. (b)	235,302	802,380
Micrel, Inc.	1,817	24,711
Micron Technology, Inc. (b)	2,034	57,216
Microsemi Corporation (b)	14,141	471,744
NVE Corporation	57	3,868
OmniVision Technologies, Inc. (b)	5,806	161,958
ON Semiconductor Corporation (b)	3,722	42,878
Pericom Semiconductor Corporation	33,023	413,448
PMC-Sierra, Inc. (b)	12,112	102,104
Power Integrations, Inc.	827	40,928
Rudolph Technologies, Inc. (b)	4,040	51,833
Semtech Corporation (b)	1,717	39,989

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Information Technology - 17.0% (Continued)
Semiconductors & Semiconductor Equipment - 3.0% (Continued)
Sigma Designs, Inc. (a) (b)	172,114	$1,375,191
SunEdison Semiconductor Ltd. (b)	638	14,247
Teradyne, Inc.	12,021	219,383
Tower Semiconductor Ltd. (b)	514	7,499
Ultra Clean Holdings, Inc. (a) (b)	223,081	1,340,717
Veeco Instruments, Inc. (b)	7,008	206,806
Xcerra Corporation (a) (b)	180,457	1,773,892
		21,835,273
Software - 2.8%
ACI Worldwide, Inc. (b)	30,176	694,953
Activision Blizzard, Inc.	14,754	336,613
Advent Software, Inc.	48,737	2,115,673
Allot Communications Ltd. (b)	7,521	66,711
American Software, Inc. - Class A	9,322	90,517
Aspen Technology, Inc. (b)	261	11,586
Autodesk, Inc. (b)	2,891	164,296
AVG Technologies N.V. (b)	1,170	27,986
Barracuda Networks, Inc. (b)	2,216	89,814
BroadSoft, Inc. (b)	11,121	351,868
Callidus Software, Inc. (b)	2,138	26,404
Digital Turbine, Inc. (b)	958	3,478
EPIQ Systems, Inc. (a)	118,109	2,115,332
ePlus, Inc. (a) (b)	30,334	2,516,509
Fleetmatics Group plc (b)	14,523	661,958
Gigamon, Inc. (b)	4,025	118,456
Globant S.A. (b)	62,488	1,312,873
Glu Mobile, Inc. (b)	34,317	231,983
HubSpot, Inc. (b)	895	34,645
Imperva, Inc. (b)	860	39,233
Infoblox, Inc. (b)	5,867	138,227
Mentor Graphics Corporation	13,550	324,251
MicroStrategy, Inc. - Class A (b)	5,587	1,017,504
Model N, Inc. (a) (b)	2,145	25,204
Net 1 UEPS Technologies, Inc. (b)	7,828	107,009
Paycom Software, Inc. (b)	1,978	62,525
Progress Software Corporation (a) (b)	11,554	305,026
PTC, Inc. (b)	1,445	55,401
QAD, Inc. - Class A	67,677	1,649,965
Qlik Technologies, Inc. (b)	15,486	538,758
Qualys, Inc. (b)	8,713	431,468
Rally Software Development Corporation (b)	1,840	26,606
RealPage, Inc. (b)	823	16,328
Rosetta Stone, Inc. (a) (b)	302,937	2,532,553
Rovi Corporation (b)	8,931	165,313
Rubicon Project, Inc. (The) (b)	35,314	616,936
Silver Spring Networks, Inc. (b)	19,568	190,201
SolarWinds, Inc. (b)	8	390
Symantec Corporation	8,201	204,410
Synchronoss Technologies, Inc. (b)	624	28,629
Take-Two Interactive Software, Inc. (b)	7,027	166,540

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Information Technology - 17.0% (Continued)
Software - 2.8% (Continued)
TeleCommunication Systems, Inc. - Class A (b)	55,881	$174,349
Telenav, Inc. (b)	13,275	110,979
TiVo, Inc. (b)	59,431	656,713
Yodlee, Inc. (b)	3,076	39,188
		20,595,361
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (b)	262	4,242
Diebold, Inc. (a)	70,719	2,458,900
Dot Hill Systems Corporation (b)	92,303	579,663
Eastman Kodak Company (b)	20,657	400,126
Hewlett-Packard Company	1,895	62,478
Hutchinson Technology, Inc. (b)	19,340	45,642
NCR Corporation (b)	3,313	90,909
QLogic Corporation (a) (b)	1,956	28,753
Quantum Corporation (b)	277,250	557,272
Super Micro Computer, Inc. (b)	13,589	390,956
Western Digital Corporation	260	25,412
		4,644,353
Materials - 4.4%
Chemicals - 2.2%
A. Schulman, Inc.	21,603	917,047
Ashland, Inc.	102	12,889
Balchem Corporation	18,726	981,617
Cabot Corporation (a)	36,549	1,562,104
Calgon Carbon Corporation	8,403	186,463
Celanese Corporation - Series A	1,008	66,891
Chemtura Corporation (b)	4,402	132,632
Core Molding Technologies, Inc. (b)	40,444	884,915
Cytec Industries, Inc.	1,319	72,927
Dow Chemical Company (The)	1,876	95,676
Ferro Corporation (b)	37,204	501,882
FMC Corporation	2,202	130,601
FutureFuel Corporation	22,453	244,064
H.B. Fuller Company	10,788	450,615
Hawkins, Inc.	278	10,967
Huntsman Corporation	11,549	266,204
Innophos Holdings, Inc.	21,101	1,114,977
Innospec, Inc. (a)	2,719	118,820
KMG Chemicals, Inc.	4,049	118,555
Koppers Holdings, Inc.	3,902	87,717
Kraton Performance Polymers, Inc. (a) (b)	114,685	2,585,000
Kronos Worldwide, Inc.	19,591	263,499
Landec Corporation (b)	21,313	302,858
LSB Industries, Inc. (b)	2,528	107,212
Minerals Technologies, Inc.	701	47,479
Mosaic Company (The)	1,520	66,880
OM Group, Inc.	1,213	36,438
OMNOVA Solutions, Inc. (b)	7,180	57,368
Orion Engineered Carbons S.A.	5,057	99,016
Quaker Chemical Corporation	695	57,838

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Materials - 4.4% (Continued)
Chemicals - 2.2% (Continued)
Rayonier Advanced Materials, Inc.	35,063	$585,903
Stepan Company (a)	15,334	780,961
Trecora Resources (b)	2,324	27,888
Trinseo S.A. (a) (b)	117,728	2,680,667
Westlake Chemical Partners, L.P.	2,959	85,278
Zep, Inc.	17,481	347,522
		16,089,370
Construction Materials - 0.0% (d)
Headwaters, Inc. (b)	5,603	98,501
US Concrete, Inc. (b)	8,023	291,235
		389,736
Containers & Packaging - 0.1%
AEP Industries, Inc. (b)	3,153	157,965
Bemis Company, Inc.	300	13,500
Myers Industries, Inc.	17,485	282,733
Owens-Illinois, Inc. (b)	7,081	169,307
Silgan Holdings, Inc.	52	2,801
		626,306
Metals & Mining - 1.3%
Alamos Gold, Inc.	9,368	64,827
Alcoa, Inc.	6,775	90,920
Allegheny Technologies, Inc.	690	23,453
AuRico Gold, Inc.	14,534	50,724
Barrick Gold Corporation	4,498	58,564
Century Aluminum Company (a) (b)	21,457	276,581
Compass Minerals International, Inc.	752	66,424
Dominion Diamond Corporation (a)	3,073	60,569
Endeavour Silver Corporation (b)	106,596	215,324
First Majestic Silver Corporation (b)	2,296	11,182
Fortuna Silver Mines, Inc. (b)	31,456	119,218
Freeport-McMoRan, Inc.	2,691	62,620
Gold Resource Corporation	47,271	159,303
Goldcorp, Inc.	1,415	26,644
Handy & Harman Ltd. (b)	36,087	1,278,562
Hecla Mining Company	7,762	23,441
IAMGOLD Corporation (b)	19,812	44,379
Kinross Gold Corporation (b)	15,832	38,472
Materion Corporation	7,937	317,401
Nevsun Resources Ltd.	33,832	132,621
New Gold, Inc. (b)	7,710	26,060
Newmont Mining Corporation	4,518	119,682
Noranda Aluminum Holding Corporation (a)	799,308	2,669,689
Nucor Corporation	1,301	63,567
Olympic Steel, Inc.	25,565	279,937
Pan American Silver Corporation	4,702	44,763
Pretium Resources, Inc. (b)	4,290	24,710
Reliance Steel & Aluminum Company	428	27,700
Richmont Mines, Inc. (b)	16,881	54,188
Royal Gold, Inc.	712	45,945
RTI International Metals, Inc. (b)	8,838	332,751

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Materials - 4.4% (Continued)
Metals & Mining - 1.3% (Continued)
Rubicon Minerals Corporation (b)	31,015	$34,116
Sandstorm Gold Ltd. (b)	35,883	128,461
Schnitzer Steel Industries, Inc. - Class A	74,505	1,297,877
Silvercorp Metals, Inc.	3,218	3,990
Steel Dynamics, Inc.	2,837	62,783
SunCoke Energy, Inc.	67,993	1,191,917
Thompson Creek Metals Company, Inc. (b)	59,400	74,844
United States Steel Corporation	28	673
Universal Stainless & Alloy Products, Inc. (b)	269	5,649
Yamana Gold, Inc.	12,263	46,845
		9,657,376
Paper & Forest Products - 0.8%
Boise Cascade Company (a) (b)	15,362	533,061
Clearwater Paper Corporation (b)	16,239	1,038,809
Domtar Corporation	5,734	247,824
MeadWestvaco Corporation	2,214	108,043
Mercer International, Inc. (b)	3,257	46,575
Neenah Paper, Inc.	2,786	168,469
P.H. Glatfelter Company	3,088	76,582
Resolute Forest Products, Inc. (b)	99,742	1,538,022
Schweitzer-Mauduit International, Inc. (a)	42,047	1,858,898
		5,616,283
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.4%
8x8, Inc. (b)	5,233	45,684
Alaska Communications Systems Group, Inc. (b)	19,029	43,386
Atlantic Tele-Network, Inc.	7,100	468,742
CenturyLink, Inc.	4,862	174,837
Cincinnati Bell, Inc. (a) (b)	311,969	1,070,054
General Communication, Inc. - Class A (a) (b)	76,088	1,206,756
Hawaiian Telcom Holdco, Inc. (b)	9,584	252,442
IDT Corporation - Class B	119,691	2,038,338
Inteliquent, Inc.	51,881	986,258
Intelsat S.A. (a) (b)	29,423	370,436
Iridium Communications, Inc. (b)	25,229	256,579
Lumos Networks Corporation (a)	118,924	1,681,585
Premiere Global Services, Inc. (b)	151,609	1,547,928
Vonage Holdings Corporation (a) (b)	17,160	79,451
Windstream Holdings, Inc.	7,080	82,692
		10,305,168
Wireless Telecommunication Services - 0.1%
NTELOS Holdings Corporation (b)	10,584	61,493
RingCentral, Inc. - Class A (b)	2,176	37,493
SBA Communications Corporation - Class A (b)	108	12,509
Shenandoah Telecommunications Company	9,105	313,758
Spok Holdings, Inc.	2,996	56,400
Sprint Corporation (b)	8,234	42,240
Telephone and Data Systems, Inc. (a)	7,727	206,388
		730,281

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Utilities - 0.9%
Electric Utilities - 0.3%
El Paso Electric Company	1,397	$51,982
Entergy Corporation	451	34,808
Great Plains Energy, Inc.	1,096	28,693
IDACORP, Inc.	53	3,198
MGE Energy, Inc.	1,541	63,921
OGE Energy Corporation	2,278	74,445
Otter Tail Corporation	211	6,311
Pepco Holdings, Inc. (a)	10,799	280,558
Pinnacle West Capital Corporation	31	1,897
PNM Resources, Inc. (a)	60,288	1,674,801
Unitil Corporation	9,087	310,775
		2,531,389
Gas Utilities - 0.3%
Chesapeake Utilities Corporation	479	22,887
New Jersey Resources Corporation	6,651	202,922
Southwest Gas Corporation	9,376	515,680
Star Gas Partners, L.P.	315	2,363
UGI Corporation	8,500	295,885
WGL Holdings, Inc.	18,143	998,046
		2,037,783
Independent Power and Renewable Electricity Producers - 0.1%
Genie Energy Ltd. - Class B (b)	14,446	205,711
Pattern Energy Group, Inc.	12,662	366,945
Vivint Solar, Inc. (b)	3,371	47,598
		620,254
Multi-Utilities - 0.1%
Ameren Corporation	883	36,150
Black Hills Corporation	12,620	622,040
CenterPoint Energy, Inc.	1,432	30,029
Integrys Energy Group, Inc.	9	658
		688,877
Water Utilities - 0.1%
American States Water Company	997	38,275
Aqua America, Inc.	1,357	36,394
California Water Service Group	6,837	163,199
Connecticut Water Service, Inc.	2,678	96,408
Consolidated Water Company Ltd.	59,680	716,757
		1,051,033

Total Common Stocks (Cost $674,431,934)		$682,762,558

OTHER INVESTMENTS - 3.1%	Shares	Value
Aberdeen Australia Equity Fund, Inc.	34,100	$243,815
Aberdeen Chile Fund, Inc.	14,508	109,826
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	11,197	147,241
Aberdeen Greater China Fund, Inc.	15,528	170,963
Aberdeen Indonesia Fund, Inc.	10,339	78,163
Aberdeen Israel Fund, Inc.	140	2,527

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.1% (Continued)	Shares	Value
Aberdeen Japan Equity Fund, Inc.	4,029	$32,877
Aberdeen Latin America Equity Fund, Inc.	741	16,254
Adams Express Company (The)	12,038	168,532
Adams Natural Resources Fund, Inc.	3,400	84,320
Advent/Claymore Global Convertible Securities & Income Fund	30,181	204,929
AllianzGI Equity & Convertible Income Fund	5,737	115,084
Alpine Global Dynamic Dividend Fund	19,481	201,239
Alpine Global Premier Properties Fund	40,273	281,106
Alpine Total Dynamic Dividend Fund	17,990	161,010
Ares Dynamic Credit Allocation Fund	397	6,463
Asia Pacific Fund, Inc. (The) (b)	8,700	113,622
Asia Tigers Fund, Inc. (The)	5,147	60,735
BlackRock Build America Bond Trust	1,677	37,498
BlackRock Enhanced Equity Dividend Trust	5,800	47,560
BlackRock Health Sciences Trust	6,709	274,734
BlackRock Income Trust, Inc.	294	1,893
BlackRock Investment Quality Municipal Trust	2,800	43,680
BlackRock Long-Term Municipal Advantage Trust	1,229	14,023
BlackRock Maryland Bond Trust	100	1,510
BlackRock Muni Intermediate Duration Fund, Inc.	20,384	294,956
BlackRock Municipal Income Trust	3,034	43,447
BlackRock Municipal Target Term Trust	10,434	217,027
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	12,282	175,878
BlackRock MuniHoldings Quality Fund, Inc.	7,915	105,428
BlackRock MuniYield Investment Quality Fund	1,001	13,884
BlackRock MuniYield Michigan Quality Fund II, Inc.	13,587	175,680
BlackRock MuniYield New York Quality Fund, Inc.	900	12,069
BlackRock MuniYield Pennsylvania Quality Fund	6,369	91,331
BlackRock New York Municipal Bond Trust	2,515	35,763
BlackRock New York Municipal Income Quality Trust	1,274	16,957
BlackRock Resources & Commodities Strategy Trust	12,900	127,710
BlackRock Utility and Infrastructure Trust	3,922	77,577
Blackstone/GSO Strategic Credit Fund	18,434	299,921
Boulder Growth & Income Fund, Inc.	34,743	296,358
Brookfield Global Listed Infrastructure Income Fund, Inc.	15,071	299,762
CBRE Clarion Global Real Estate Income Fund	34,462	300,164
Central Europe & Russia Fund, Inc. (The)	10,234	235,791
Central Securities Corporation	11,222	245,537
China Fund, Inc. (The) (b)	13,714	300,474
Cohen & Steers Global Income Builder, Inc.	1,800	21,240
Cohen & Steers Infrastructure Fund, Inc.	13,006	300,048
Cohen & Steers REIT and Preferred Income Fund, Inc.	5,332	100,935
Columbia Seligman Premium Technology Growth, Inc.	2,786	52,683
Credit Suisse Asset Management Income Fund, Inc.	14,730	48,020
Cushing MLP Total Return Fund (The)	60,529	253,011
Cutwater Select Income Fund	1	9
Delaware Investments Colorado Municipal Income Fund, Inc.	2,086	29,600
Delaware Investments Minnesota Municipal Income Fund II	6,046	83,374
Delaware Investments National Municipal Income Fund	2,558	33,689
Deutsche Strategic Income Trust	4,041	47,239
Dreyfus Municipal Bond Infrastructure Fund, Inc.	23,483	290,954

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.1% (Continued)	Shares	Value
Duff & Phelps Global Utility Income Fund, Inc.	14,723	$300,349
Eagle Capital Growth Fund, Inc.	5,186	40,347
Eaton Vance Massachusetts Municipal Bond Fund	200	2,890
Eaton Vance Massachusetts Municipal Income Fund	2,680	36,555
Eaton Vance Michigan Municipal Bond Fund	203	2,830
Eaton Vance Michigan Municipal Income Trust	352	4,572
Eaton Vance Municipal Bond Fund	23,649	300,579
Eaton Vance Municipal Income Term Trust	9,059	159,710
Eaton Vance National Municipal Opportunities Trust	6,038	127,764
Eaton Vance New Jersey Municipal Income Trust	1,753	21,913
Eaton Vance New York Municipal Bond Fund 2	605	7,617
Eaton Vance Ohio Municipal Bond Fund	1,300	16,900
Eaton Vance Ohio Municipal Income Trust	3,161	43,527
Eaton Vance Pennsylvania Municipal Bond Fund	600	7,794
Eaton Vance Pennsylvania Municipal Income Trust	1,684	20,781
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	12,775	166,075
Eaton Vance Tax-Advantaged Dividend Income Fund	2,406	49,299
Eaton Vance Tax-Managed Buy-Write Income Fund	10,377	162,089
Federated Premier Intermediate Municipal Income Fund	5,616	71,997
Fiduciary/Claymore MLP Opportunity Fund	11,629	300,261
First Trust Dividend and Income Fund	13,300	116,907
First Trust Energy Infrastructure Fund	12,823	301,084
First Trust MLP and Energy Income Fund	5,276	109,055
First Trust/Aberdeen Emerging Opportunity Fund	2,412	40,232
Franklin Universal Trust	29,058	206,602
Gabelli Convertible and Income Securities Fund, Inc. (The)	5,401	32,568
Gabelli Dividend & Income Trust	2,048	43,725
Gabelli Global Utility & Income Trust	7,766	150,047
Gabelli Multimedia Trust, Inc. (The)	16,419	151,876
GDL Fund (The)	2,415	25,164
General American Investors Company, Inc.	8,511	299,928
Global High Income Fund, Inc.	82	738
Guggenheim Build America Bonds Managed Duration Trust	10,402	232,589
Guggenheim Enhanced Equity Income Fund	6,305	53,340
India Fund, Inc.	11,748	299,926
Invesco Advantage Municipal Income Trust II	2,700	31,563
Invesco Municipal Opportunity Trust	23,228	300,570
Invesco Municipal Trust	3,592	45,475
Invesco Senior Income Trust	200	942
Invesco Value Municipal Income Trust	1	14
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	9,932	130,308
Invesco Van Kampen Trust for Investment Grade Municipals	400	5,324
Japan Smaller Capitalization Fund, Inc.	10,723	109,589
John Hancock Hedged Equity & Income Fund	3,001	49,817
John Hancock Tax-Advantaged Dividend Income Fund	8,485	181,155
Kayne Anderson Energy Total Return Fund, Inc.	11,825	300,118
Korea Equity Fund, Inc. (b)	8,591	71,219
Latin American Discovery Fund, Inc.	3,300	35,607
Lazard Global Total Return & Income Fund, Inc.	1,521	24,990
Liberty All-Star Equity Fund	39,213	229,004

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.1% (Continued)	Shares	Value
Liberty All-Star Growth Fund, Inc.	2,096	$10,732
LMP Capital and Income Fund, Inc.	17,191	287,434
Madison Covered Call & Equity Strategy Fund	12,717	104,661
Madison Strategic Sector Premium Fund	5,894	71,023
Managed Duration Investment Grade Municipal Fund	12,258	164,748
Managed High Yield Plus Fund, Inc.	80,100	151,389
Mexico Equity and Income Fund, Inc. (The)	4,110	51,170
MFS High Income Municipal Trust	35,607	173,406
MFS High Yield Municipal Trust	7,511	33,274
MFS Municipal Income Trust	6,052	40,609
Morgan Stanley Asia-Pacific Fund, Inc.	15,208	249,563
Morgan Stanley China A Share Fund, Inc.	8,468	299,767
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	31,071	300,457
Morgan Stanley Emerging Markets Fund, Inc.	5,769	89,535
Neuberger Berman Real Estate Securities Income Fund, Inc.	35,505	182,141
New Ireland Fund, Inc. (The) (b)	2,604	34,842
Nuveen AMT-Free Municipal Income Fund	1	13
Nuveen Build America Bond Opportunity Fund	199	4,239
Nuveen Build America Bond Term Fund	10,297	214,589
Nuveen Dividend Advantage Municipal Fund 2	20,693	291,978
Nuveen Dividend Advantage Municipal Fund 3	3,304	46,586
Nuveen Dividend Advantage Municipal Income Fund	8,507	122,246
Nuveen Energy MLP Total Return Fund	4,899	92,934
Nuveen Global Equity Income Fund	300	4,014
Nuveen Intermediate Duration Municipal Term Fund	1,900	24,624
Nuveen Intermediate Duration Quality Municipal Term Fund	10,746	138,086
Nuveen Maryland Premium Income Municipal Fund	16,133	204,566
Nuveen Mortgage Opportunity Term Fund	1,901	43,837
Nuveen Municipal Market Opportunity Fund	1,507	20,525
Nuveen New Jersey Dividend Advantage Municipal Fund	15,742	213,776
Nuveen New Jersey Municipal Value Fund	1,131	16,682
Nuveen New York Performance Plus Municipal Fund, Inc.	107	1,558
Nuveen North Carolina Premium Income Municipal Fund	6,354	83,492
Nuveen Ohio Quality Income Municipal Fund	12,866	193,505
Nuveen Pennsylvania Investment Quality Municipal Fund	10,860	150,628
Nuveen Premium Income Municipal Fund	19,198	265,700
Nuveen Premium Income Municipal Fund 2	323	4,528
Nuveen Quality Income Municipal Fund	21,621	299,883
Nuveen Quality Municipal Fund, Inc.	14,567	192,867
Nuveen S&P 500 Buy-Write Income Fund	21,761	276,800
Nuveen Tax-Advantaged Dividend Growth Fund	1,100	17,809
Nuveen Tax-Advantaged Total Return Strategy Fund	1,234	16,807
Pacholder High Yield Fund, Inc.	8,283	61,626
Putnam Master Intermediate Income Trust	11,400	55,518
Putnam Municipal Opportunities Trust	13,391	162,031
Reaves Utility Income Fund (The)	10,005	299,950
RENN Global Entrepreneurs Fund, Inc. (b)	12,900	15,480
RMR Real Estate Income Fund	14,731	299,483
Royce Micro-Cap Trust, Inc.	19,289	185,560
Royce Value Trust, Inc.	21,208	300,729
Source Capital, Inc.	1,129	81,853
Sprott Focus Trust, Inc.	29,895	223,017

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.1% (Continued)	Shares	Value
Swiss Helvetia Fund, Inc. (The)	24,273	$292,490
Taiwan Fund, Inc. (The) (b)	3,400	60,044
Tekla Healthcare Investors	8,917	299,879
Tekla Life Sciences Investors	11,374	300,046
Templeton Dragon Fund, Inc.	10,903	299,832
Templeton Emerging Markets Fund	10,661	171,002
Thai Fund, Inc. (The)	9,613	82,960
Tortoise Pipeline & Energy Fund, Inc.	10,065	300,742
Tri-Continental Corporation	11,690	254,608
Turkish Investment Fund, Inc. (The)	10,716	103,517
Van Kampen High Income Trust II	1,635	24,721
Voya Emerging Markets High Income Dividend Equity Fund	300	3,210
Voya Infastructure, Industrials and Materials Fund	12,238	186,262
Voya Natural Resources Equity Income Fund	20,320	180,848
Wells Fargo Advantage Global Dividend Opportunity Fund	9,659	72,925
Wells Fargo Advantage Utilities and High Income Fund	7,662	96,848
Western Asset Premier Bond Fund	357	4,930
Zweig Fund, Inc. (The)	1,633	24,675
Zweig Total Return Fund, Inc. (The)	9,087	123,311
Total Other Investments (Cost $22,552,160)		$22,424,565

RIGHTS - 0.1%	Shares	Value
Wright Medical Group, Inc. (Cost $0)	79,097	$328,253

WARRANTS - 0.0%	Shares	Value
Imperial Holdings, Inc. (c) (Cost $0)	1,663	$0

CORPORATE BONDS - 0.0% (d)	Par Value	Value
Financials - 0.0% (d)
GAMCO Investors, Inc., 0.00%, due 12/31/2015	$3,100	$3,037
Gyrodyne Company of America, Inc., 5.00%, due 6/30/2017 (c)	12,110	0
Gyrodyne Company of America, Inc., Series 1, 5.00%, due 6/30/2017 (c)	12,110	0
Gyrodyne Company of America, Inc., Series 2, 5.00%, due 6/30/2017 (c)	227	0
Gyrodyne Company of America, Inc., Series 3, 5.00%, due 6/30/2017 (c)	303	0
Total Corporate Bonds (Cost $12,110)		$3,037

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%
Federated Government Obligations Fund - Institutional Class, 0.01% (e)	7,545,198	$7,545,198
UMB Money Market Fiduciary, 0.01% (e)	146,548	146,548
Total Money Market Funds (Cost $7,691,746)		$7,691,746

Total Investments at Value - 97.5% (Cost $704,687,950)		$713,210,159

Other Assets in Excess of Liabilities - 2.5%		18,373,542	(f)

Net Assets - 100.0%		$731,583,701

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Non-income producing security.
(c)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $0 at April 30, 2015, representing 0.0% of net assets (Note 2).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of April 30, 2015.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2015 (Unaudited)

COMMON STOCKS - 68.0%	Shares	Value
Consumer Discretionary - 10.0%
Auto Components - 0.6%
Ballard Power Systems, Inc.	256,039	$570,967
BorgWarner, Inc.	788	46,649
China XD Plastics Company Ltd.	2,472	14,313
Dorman Products, Inc.	51,436	2,408,748
Federal Mogul Holdings Corporation	19,778	255,136
Fox Factory Holding Corporation	7,645	116,357
Gentex Corporation	5,135	89,092
Motorcar Parts of America, Inc.	13,069	382,007
Quantum Fuel Systems Technologies Worldwide, Inc.	105,259	324,198
Standard Motor Products, Inc.	2,745	103,761
Strattec Security Corporation	4,566	342,770
		4,653,998
Automobiles - 0.2%
Kandi Technologies Group, Inc.	63,226	763,138
Tesla Motors, Inc.	2,273	513,811
Winnebago Industries, Inc.	14,046	290,893
		1,567,842
Distributors - 0.0% (a)
Pool Corporation	3,487	226,271

Diversified Consumer Services - 0.9%
2U, Inc.	18,645	496,143
Apollo Education Group, Inc.	1,982	33,268
Carriage Services, Inc.	1,392	32,907
DeVry Education Group, Inc.	12,112	366,267
ITT Educational Services, Inc.	149,402	788,843
LifeLock, Inc.	938	13,704
Matthews International Corporation - Class A	14,087	683,642
Outerwall, Inc.	14,029	931,946
StoneMor Partners, L.P.	13,856	423,994
Strayer Education, Inc.	614	31,142
Universal Technical Institute, Inc.	38,587	326,060
Weight Watchers International, Inc.	309,740	2,648,277
		6,776,193
Hotels, Restaurants & Leisure - 2.5%
Caesars Acquisition Company - Class A	2,873	18,043
Caesars Entertainment Corporation	192,013	1,822,203
Choice Hotels International, Inc.	1,200	71,844
Chuy's Holdings, Inc.	55,838	1,263,056
Dunkin' Brands Group, Inc.	1,112	57,946
El Pollo Loco Holdings, Inc.	90,441	2,367,745
Empire Resorts, Inc.	32,817	177,868
Famous Dave's of America, Inc.	38,372	1,082,090
Habit Restaurants, Inc. (The) - Class A	3,086	102,208
Interval Leisure Group, Inc.	40,368	1,000,723
Jamba, Inc.	49,080	773,501
Kona Grill, Inc.	11,729	284,546
Marriott International, Inc. - Class A	5	400
Morgans Hotel Group Company	2,182	14,947

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Consumer Discretionary - 10.0% (Continued)
Hotels, Restaurants & Leisure - 2.5% (Continued)
Noodles & Company	73,156	$1,464,583
Norwegian Cruise Line Holdings Ltd.	4,139	200,783
Papa Murphy's Holdings, Inc.	74,643	1,271,170
Penn National Gaming, Inc.	3,122	50,202
Potbelly Corporation	101,715	1,526,742
Rave Restaurant Group, Inc.	3,314	46,330
Restaurant Brands International, Inc.	9,225	376,196
Scientific Games Corporation - Class A	151,040	1,913,677
Shake Shack, Inc. - Class A	6,407	440,481
Six Flags Entertainment Corporation	741	34,842
Wyndham Worldwide Corporation	286	24,424
Zoe's Kitchen, Inc.	62,291	1,907,973
		18,294,523
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	2,737	77,238
Beazer Homes USA, Inc.	24,380	426,894
Blyth, Inc.	22,075	169,536
Century Communities, Inc.	51,071	976,478
Ethan Allen Interiors, Inc.	22,734	550,617
Garmin Ltd.	1,647	74,428
GoPro, Inc. - Class A	5,169	258,863
Hovnanian Enterprises, Inc. - Class A	29,355	91,588
Installed Building Products, Inc.	154	3,205
Lennar Corporation - Class A	4,964	227,351
LGI Homes, Inc.	108,873	1,793,138
M/I Homes, Inc.	39,218	884,758
MDC Holdings, Inc.	1,622	43,534
Meritage Homes Corporation	1,536	65,695
NVR, Inc.	36	47,754
SodaStream International Ltd.	255	4,955
Standard Pacific Corporation	24,997	202,476
Vuzix Corporation	54,258	347,251
WCI Communities, Inc.	9,965	231,686
William Lyon Homes - Class A	3,803	82,335
ZAGG, Inc.	79,157	659,378
		7,219,158
Internet & Catalog Retail - 0.5%
Blue Nile, Inc.	27	735
Expedia, Inc.	796	75,007
FTD Companies, Inc.	596	17,010
HomeAway, Inc.	1,360	38,012
NetFlix, Inc.	275	153,037
NutriSystem, Inc.	1,707	32,518
Orbitz Worldwide, Inc.	72,365	848,118
PetMed Express, Inc.	93,810	1,485,012
RetailMeNot, Inc.	733	13,472
Travelport Worldwide Ltd.	38,343	606,970
TripAdvisor, Inc.	2,359	189,876
Wayfair, Inc. - Class A	2,906	93,341
		3,553,108

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Consumer Discretionary - 10.0% (Continued)
Leisure Products - 0.3%
Black Diamond, Inc.	19,969	$179,921
JAKKS Pacific, Inc.	81,234	541,831
LeapFrog Enterprises, Inc.	58,510	132,233
Malibu Boats, Inc. - Class A	2,403	50,871
Smith & Wesson Holding Corporation	35,453	527,009
Sturm Ruger & Company, Inc.	6,905	378,463
		1,810,328
Media - 1.1%
A.H. Belo Corporation - Class A	2,192	14,664
AMC Entertainment Holdings, Inc. - Class A	539	16,202
AMC Networks, Inc. - Class A	2,133	160,914
Carmike Cinemas, Inc.	7,399	223,302
Central European Media Enterprises Ltd. - Class A	5,102	14,031
Clear Channel Outdoor Holdings, Inc. - Class A	322	3,664
Dex Media, Inc.	13,510	35,531
Discovery Communications, Inc. - Series A	1,965	63,587
DreamWorks Animation SKG, Inc. - Class A	88,617	2,309,359
E.W. Scripps Company (The) - Class A	20,049	466,941
Entercom Communications Corporation - Class A	50	594
Harte-Hanks, Inc.	2,988	20,289
Lions Gate Entertainment Corporation	2,249	69,741
Martha Stewart Living Omnimedia, Inc. - Class A	28,307	155,689
Media General, Inc.	77,693	1,312,235
Morningstar, Inc.	945	71,716
New York Times Company (The) - Class A	33,136	443,691
News Corporation - Class B	1,157	18,014
Pandora Media, Inc.	3,351	59,782
ReachLocal, Inc.	112	314
Rentrak Corporation	545	25,833
Scholastic Corporation	1,709	69,454
SFX Entertainment, Inc.	498,868	2,180,053
Sizmek, Inc.	346	2,408
Starz - Series A	7,503	295,093
World Wrestling Entertainment, Inc. - Class A	59	792
You On Demand Holdings, Inc.	18,524	40,382
		8,074,275
Multiline Retail - 0.1%
Bon-Ton Stores, Inc. (The)	40,923	293,418
Dollar General Corporation	9	654
Family Dollar Stores, Inc.	578	45,165
Sears Canada, Inc.	1,943	14,883
Sears Holdings Corporation	7,659	305,901
Tuesday Morning Corporation	20,684	327,221
		987,242
Specialty Retail - 2.1%
Aaron's, Inc.	9,496	322,864
Abercrombie & Fitch Company - Class A	5,675	127,574
America's Car-Mart, Inc.	2,008	103,091
AutoZone, Inc.	165	110,989
Bed Bath & Beyond, Inc.	1,004	70,742

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Consumer Discretionary - 10.0% (Continued)
Specialty Retail - 2.1% (Continued)
Big 5 Sporting Goods Corporation	22	$300
Buckle, Inc. (The)	36,380	1,629,824
Build-A-Bear Workshop, Inc.	3,199	58,958
CarMax, Inc.	5,981	407,366
Conn's, Inc.	61,539	1,721,246
Container Store Group, Inc. (The)	104,744	1,912,625
Destination XL Group, Inc.	4,135	20,137
DSW, Inc. - Class A	6,624	240,253
Finish Line, Inc. (The) - Class A	16,241	398,392
Francesca's Holdings Corporation	4,597	77,827
GameStop Corporation - Class A	6,399	246,617
Group 1 Automotive, Inc.	2,913	230,069
Guess?, Inc.	8,887	162,721
hhgregg, Inc.	6,527	37,334
Lumber Liquidators Holdings, Inc.	71,080	1,953,989
MarineMax, Inc.	18,795	414,994
Mattress Firm Holding Corporation	2,002	118,278
Men's Wearhouse, Inc. (The)	26,114	1,477,791
Monro Muffler Brake, Inc.	11,789	706,043
O'Reilly Automotive, Inc.	253	55,111
Rent-A-Center, Inc.	4,977	147,319
Signet Jewelers Ltd.	4	537
Sportman's Warehouse Holdings, Inc.	83,138	800,619
Tile Shop Holdings, Inc. (The)	124,944	1,620,524
Urban Outfitters, Inc.	1,727	69,149
Vitamin Shoppe, Inc.	1,506	63,071
		15,306,354
Textiles, Apparel & Luxury Goods - 0.7%
Alpha Pro Tech Ltd.	210	494
Coach, Inc.	1,184	45,241
CROCS, Inc.	20,916	276,091
Fossil Group, Inc.	1,135	95,317
Hanesbrands, Inc.	3,339	103,776
Iconix Brand Group, Inc.	67,783	1,783,371
Lakeland Industries, Inc.	28,011	258,261
Perry Ellis International, Inc.	785	18,777
Sequential Brands Group, Inc.	98,384	1,219,962
Skechers U.S.A., Inc. - Class A	276	24,818
Steven Madden Ltd.	6,000	234,120
Tumi Holdings, Inc.	13,903	325,191
Under Armour, Inc. - Class A	1,226	95,076
Vera Bradley, Inc.	37,070	527,877
		5,008,372
Consumer Staples - 2.5%
Beverages - 0.1%
Brown-Forman Corporation - Class B	476	42,950
Constellation Brands, Inc. - Class A	3,019	350,023
Craft Brewers Alliance, Inc.	9,748	128,186
Dr Pepper Snapple Group, Inc.	1,264	94,269
		615,428

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Consumer Staples - 2.5% (Continued)
Food & Staples Retailing - 0.5%
Anderson's, Inc. (The)	7,908	$337,593
Chefs' Warehouse, Inc. (The)	23,606	429,865
Fairway Group Holdings Corporation	114,662	608,855
Fresh Market, Inc. (The)	12,355	434,155
Ingles Markets, Inc. - Class A	1,049	43,911
Liberator Medical Holdings, Inc.	5,891	16,613
Natural Grocers by Vitamin Cottage, Inc.	2,467	64,931
PriceSmart, Inc.	12,192	980,968
Sprouts Farmers Market, Inc.	11,155	356,793
SUPERVALU, Inc.	63	554
United Natural Foods, Inc.	1	68
Walgreen Boots Alliance, Inc.	1,066	88,403
		3,362,709
Food Products - 1.1%
Alico, Inc.	23,177	1,083,988
Amira Nature Foods Ltd.	94,803	821,942
B&G Foods, Inc.	28,853	877,131
Boulder Brands, Inc.	50,625	482,963
Calavo Growers, Inc.	8	405
Farmer Brothers Company	268	6,681
Freshpet, Inc.	40,690	882,159
Hain Celestial Group, Inc. (The)	2,712	163,371
Inventure Foods, Inc.	39,259	382,775
Keurig Green Mountain, Inc.	507	59,000
Limoneira Company	9	206
McCormick & Company, Inc.	2,725	205,192
Pilgrim's Pride Corporation	4,784	118,165
Post Holdings, Inc.	21,778	1,022,259
Sanderson Farms, Inc.	14,921	1,120,866
Snyder's-Lance, Inc.	39,301	1,160,559
		8,387,662
Household Products - 0.0% (a)
Church & Dwight Company, Inc.	288	23,377
HRG Group, Inc.	22,452	281,324
		304,701
Personal Products - 0.7%
Avon Products, Inc.	29,126	237,960
China-Biotics, Inc. (b)	535,616	0
Herbalife Ltd.	12,100	502,392
IGI Laboratories, Inc.	148,486	754,309
Medifast, Inc.	64,492	1,934,760
Natural Health Trends Corporation	16,554	365,512
Nu Skin Enterprises, Inc. - Class A	448	25,334
USANA Health Sciences, Inc.	10,469	1,190,744
		5,011,011
Tobacco - 0.1%
Reynolds American, Inc.	1,220	89,426
Vector Group Ltd.	16,569	367,003
		456,429

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Energy - 6.3%
Energy Equipment & Services - 2.1%
Amec Foster Wheeler plc - ADR	4,833	$67,565
CARBO Ceramics, Inc.	84,566	3,740,354
Dawson Geophysical Company	6,999	39,824
Diamond Offshore Drilling, Inc.	22,376	748,925
Dresser-Rand Group, Inc.	2,982	246,522
Ensco plc - Class A	10	273
FMSA Holdings, Inc.	14,675	128,993
Forum Energy Technologies, Inc.	763	17,747
Geospace Technologies Corporation	48,904	1,056,326
Gulfmark Offshore, Inc. - Class A	824	12,368
Halliburton Company	1,078	52,768
Helix Energy Solutions Group, Inc.	7,195	118,574
Helmerich & Payne, Inc.	2,172	169,351
Hornbeck Offshore Services, Inc.	12,157	277,788
Independence Contract Drilling, Inc.	12,126	92,885
McDermott International, Inc.	4,284	22,491
Natural Gas Services Group, Inc.	31,564	800,147
North Atlantic Drilling Ltd.	49,679	76,506
Nuverra Environmental Solutions, Inc.	181,843	738,283
Paragon Offshore plc	202,033	365,680
Profire Energy, Inc.	7,051	11,634
Rowan Companies plc - Class A	1,354	28,691
RPC, Inc.	5,385	85,675
Schlumberger Ltd.	343	32,451
SEACOR Holdings, Inc.	16,272	1,182,324
Seadrill Ltd.	8,147	106,644
Seadrill Partners, LLC	26,329	399,674
Synthesis Energy Systems, Inc.	90,888	135,423
Tesco Corporation	84,172	1,082,452
Tidewater, Inc.	48,203	1,334,741
Transocean Ltd.	11,557	217,503
Transocean Partners, LLC	588	9,314
US Silica Holdings, Inc.	42,316	1,580,503
		14,980,399
Oil, Gas & Consumable Fuels - 4.2%
Approach Resources, Inc.	73,129	641,341
Arch Coal, Inc.	187,501	182,664
Baytex Energy Corporation	28	546
Bill Barrett Corporation	52,335	607,086
Bonanza Creek Energy, Inc.	6,838	188,455
Capital Product Partners, L.P.	29,501	268,164
Cheniere Energy, Inc.	429	32,814
Chesapeake Granite Wash Trust	54,955	485,802
Cimarex Energy Company	973	121,041
Clayton Williams Energy, Inc.	1,654	92,078
Clean Energy Fuels Corporation	234,901	2,318,473
Cobalt International Energy, Inc.	20,276	216,953
Denbury Resources, Inc.	5,618	49,495
Diamondback Energy, Inc.	236	19,487
Dorian LPG Ltd.	39,555	524,499

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Energy - 6.3% (Continued)
Oil, Gas & Consumable Fuels - 4.2% (Continued)
Eclipse Resources Corporation	23,258	$147,223
Enbridge Energy Management, LLC	2,737	101,050
Energy XXI (Bermuda) Ltd.	645,793	2,822,115
EXCO Resources, Inc.	715,555	1,474,043
Foresight Energy, L.P.	2,857	39,627
Genesis Energy, L.P.	12	597
Gevo, Inc.	89,340	224,243
Golar LNG Ltd.	1,326	47,729
Golar LNG Partners, L.P.	83	2,425
Goodrich Petroleum Corporation	314,894	1,218,640
Gran Tierra Energy, Inc.	171	636
Green Plains, Inc.	2,274	70,812
Halcon Resources Corporation	1,181,314	1,760,158
Jones Energy, Inc. - Class A	32,243	330,813
Kosmos Energy, LLC	2,608	25,506
Laredo Petroleum, Inc.	25,575	404,085
LinnCo, LLC	30,337	386,797
Magnum Hunter Resources Corporation	842,727	1,845,572
Midcoast Energy Partners, L.P.	19,205	263,685
Nordic American Offshore Ltd.	123,838	1,167,792
Northern Oil & Gas, Inc.	23,411	206,953
Oasis Petroleum, Inc.	19,580	351,265
PBF Logistics, L.P.	1,372	33,367
Peabody Energy Corporation	52,076	246,320
Pioneer Natural Resources Company	284	49,070
Renewable Energy Group, Inc.	68,424	630,185
Rentech, Inc.	37,000	44,400
Resolute Energy Corporation	40,425	50,127
REX American Resources Corporation	2,192	138,578
Rex Energy Corporation	40,447	202,235
Rice Energy, Inc.	15,428	379,992
Ring Energy, Inc.	6,760	82,066
Sanchez Energy Corporation	33	485
SandRidge Energy, Inc.	975,156	1,843,045
SandRidge Mississippian Trust II	26,206	133,651
Ship Finance International Ltd.	2,314	36,469
Solazyme, Inc.	826,773	3,183,076
Spectra Energy Corporation	2,360	87,910
Stone Energy Corporation	19,417	331,448
Swift Energy Company	170,954	516,281
Triangle Petroleum Corporation	99,919	596,516
Ultra Petroleum Corporation	162,522	2,767,750
Uranium Energy Corporation	298,390	775,814
Uranium Resources, Inc.	38,074	49,877
Viper Energy Partners, L.P.	15	309
VTTI Energy Partners, L.P.	2	48
W&T Offshore, Inc.	68	437
Westmoreland Coal Company	516	14,665
Whiting Petroleum Corporation	1,802	68,314
		30,903,099

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Financials - 10.5%
Banks - 2.7%
Associated Banc-Corp	2,522	$47,439
Bancorp, Inc. (The)	50,213	489,075
BancorpSouth, Inc.	6,064	146,809
Bank of Hawaii Corporation	28,097	1,696,778
BBCN Bancorp, Inc.	1,121	15,907
Blue Hills Bancorp, Inc.	2,270	30,463
BOK Financial Corporation	469	30,574
Bridge Capital Holdings	146	3,949
Bryn Mawr Bank Corporation	9	271
Capital Bank Financial Corporation - Class A	9,131	247,633
Cardinal Financial Corporation	727	14,998
Chemical Financial Corporation	1,714	52,963
Citizens & Northern Corporation	41	813
City Holding Company	39,199	1,801,978
Commerce Bancshares, Inc.	2,623	112,028
Community Bank System, Inc.	33,127	1,157,789
Cullen/Frost Bankers, Inc.	827	60,321
Customers Bancorp, Inc.	8,665	218,445
CVB Financial Corporation	1,725	26,996
East West Bancorp, Inc.	604	24,516
First Busey Corporation	4,203	26,227
First Commonwealth Financial Corporation	60,468	545,421
First Financial Bancorporation	972	16,777
First Financial Bankshares, Inc.	74,705	2,163,457
First Niagara Financial Group, Inc.	10,504	95,534
FNB Corporation	2,716	36,041
Glacier Bancorp, Inc.	766	20,176
Hancock Holding Company	15,645	455,426
Heritage Financial Corporation	28	473
HomeTrust Bancshares, Inc.	8	125
Independent Bank Corporation (Massachusetts)	23,093	963,440
Independent Bank Corporation (Michigan)	120	1,589
Independent Bank Group, Inc.	3,084	118,734
M&T Bank Corporation	213	25,490
MB Financial, Inc.	7,651	230,525
National Bank Holdings Corporation - Class A	13,594	258,286
NBT Bancorp, Inc.	2,568	62,017
OFG Bancorp	118,786	1,673,695
OptimumBank Holdings, Inc.	224	235
Park National Corporation	19,644	1,621,809
Park Sterling Corporation	3,870	25,929
Pinnacle Financial Partners, Inc.	80	3,812
PrivateBancorp, Inc.	8,348	309,460
Renasant Corporation	7,223	214,595
S&T Bancorp, Inc.	7,955	213,990
Sandy Spring Bancorp, Inc.	9,090	236,885
South State Corporation	791	53,567
Southside Bancshares, Inc.	20,349	555,935
Southwest Bancorp, Inc.	2,721	46,883
State Bank Financial Corporation	1,247	24,952

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Banks - 2.7% (Continued)
Sterling Bancorp	6,080	$78,918
Stock Yards Bancorp, Inc.	3,900	135,720
Susquehanna Bancshares, Inc.	9,104	122,358
Texas Capital Bancshares, Inc.	4,534	238,760
Tompkins Financial Corporation	711	37,079
TowneBank	1,486	24,593
TriCo Bancshares	983	22,924
Trustmark Corporation	32,860	782,068
Umpqua Holdings Corporation	597	10,155
United Bankshares, Inc.	20,098	755,283
Washington Trust Bancorp, Inc.	401	14,845
Westamerica Bancorporation	36,656	1,596,369
Wintrust Financial Corporation	322	15,694
		20,015,996
Capital Markets - 1.1%
Ares Management, L.P.	15,002	271,686
Arlington Asset Investment Corporation - Class A	1,919	41,604
Artisan Partners Asset Management, Inc. - Class A	1,790	80,174
Calamos Asset Management, Inc. - Class A	49,504	612,364
Capitala Finance Corporation	8,899	157,423
CorEnergy Infrastructure Trust, Inc.	124,102	842,652
Cowen Group, Inc. - Class A	30	168
Eaton Vance Corporation	5,159	211,932
Federated Investors, Inc. - Class B	5,784	198,970
Fidus Investment Corporation	22,732	378,488
Fifth Street Asset Management, Inc.	1,555	17,152
Fifth Street Finance Corporation	7,879	56,177
Financial Engines, Inc.	13,124	553,439
FS Investment Corporation	13,612	142,518
FXCM, Inc. - Class A	654,974	1,316,498
Gladstone Capital Corporation	103	904
Gladstone Investment Corporation	31,556	238,879
Goldman Sachs BDC, Inc.	9,446	196,949
Golub Capital BDC, Inc.	3,425	60,143
Greenhill & Company, Inc.	10,867	429,790
GSV Capital Corporation	5,432	52,256
Horizon Technology Finance Corporation	67	947
Invesco Ltd.	12	497
Janus Capital Group, Inc.	12,921	231,286
Ladenburg Thalmann Financial Services, Inc.	16,174	54,506
Medley Capital Corporation	18	170
Monroe Capital Corporation	26,889	393,924
MVC Capital, Inc.	4,341	42,108
New Mountain Finance Corporation	2,758	41,204
Northern Trust Corporation	6	439
OHA Investment Corporation	6,103	34,360
PennantPark Floating Rate Capital Ltd.	8,572	122,837
Piper Jaffray Companies, Inc.	3,335	168,251
RCS Capital Corporation - Class A	68,029	584,369
Safeguard Scientifics, Inc.	5,263	94,681

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Capital Markets - 1.1% (Continued)
Triangle Capital Corporation	2,303	$55,341
UBS Group A.G.	2,385	47,867
Waddell & Reed Financial, Inc. - Class A	1,700	83,844
WhiteHorse Finance, Inc.	39	497
WisdomTree Investments, Inc.	4	76
		7,817,370
Consumer Finance - 0.6%
Atlanticus Holdings Corporation	79,077	217,462
Cash America International, Inc.	33,155	859,378
Encore Capital Group, Inc.	17,759	718,174
EZCORP, Inc. - Class A	16,793	154,496
Green Dot Corporation - Class A	5,028	80,951
Imperial Holdings, Inc.	21	140
JG Wentworth Company - Class A	2,951	29,687
Regional Management Corporation	9,057	146,271
Santander Consumer USA Holdings, Inc.	1,638	40,442
SLM Corporation	9,543	97,243
World Acceptance Corporation	22,662	1,917,658
		4,261,902
Diversified Financial Services - 0.3%
CBOE Holdings, Inc.	1,712	96,334
FNFV Group	17,473	261,221
Global Eagle Entertainment, Inc.	14,204	181,385
MarketAxess Holdings, Inc.	11	945
Medallion Financial Corporation	12,497	131,843
MSCI, Inc.	16	979
On Deck Capital, Inc.	28,939	557,076
PHH Corporation	30,752	772,490
PICO Holdings, Inc.	2,758	49,672
		2,051,945
Insurance - 0.8%
AmTrust Financial Services, Inc.	1,093	65,001
Aspen Insurance Holdings Ltd.	3,587	167,621
Axis Capital Holdings Ltd.	8	417
Brown & Brown, Inc.	4,820	153,999
Citizens, Inc.	29,726	167,655
eHealth, Inc.	58,211	713,667
Federated National Holding Company	749	21,571
Global Indemnity plc	69	1,894
Greenlight Capital Re Ltd. - Class A	2,120	64,427
HCI Group, Inc.	40,726	1,774,839
Maiden Holdings Ltd.	53,182	772,734
MBIA, Inc.	13,137	114,949
Meadowbrook Insurance Group, Inc.	23,315	199,110
Mercury General Corporation	6,054	332,607
Old Republic International Corporation	4,242	64,860
OneBeacon Insurance Group Ltd. - Class A	336	5,067
Phoenix Companies, Inc. (The)	6,075	207,218
RLI Corporation	7,223	358,694
Selective Insurance Group, Inc.	1,762	47,468

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Insurance - 0.8% (Continued)
StanCorp Financial Group, Inc.	5,779	$416,550
State Auto Financial Corporation	283	6,684
Torchmark Corporation	1,688	94,714
United Insurance Holdings Corporation	18	299
Universal Insurance Holdings, Inc.	10,753	258,287
W.R. Berkley Corporation	3,742	183,321
Willis Group Holdings plc	576	28,011
		6,221,664
Real Estate Investment Trusts (REIT) - 4.0%
Acadia Realty Trust	16,428	507,625
Alexander's, Inc.	1,185	510,996
American Assets Trust, Inc.	5,233	208,273
American Campus Communities, Inc.	3,991	160,199
American Homes 4 Rent - Class A	26,435	446,487
American Residential Properties, Inc.	35,771	671,064
American Tower Corporation	1,015	95,948
Associated Estates Realty Corporation	21,713	618,820
AvalonBay Communities, Inc.	1,945	319,641
Boston Properties, Inc.	3,726	492,987
Campus Crest Communities, Inc.	54,955	347,865
Chambers Street Properties	109,989	824,918
Columbia Property Trust, Inc.	7,130	187,020
CoreSite Realty Corporation	8,182	393,391
Crown Castle International Corporation	954	79,688
CubeSmart	21,187	488,784
CyrusOne, Inc.	25,884	840,712
DCT Industrial Trust, Inc.	418	13,811
Douglas Emmett, Inc.	23,285	663,622
EastGroup Properties, Inc.	2,280	130,416
EPR Properties	964	55,594
Equity One, Inc.	15,432	380,090
Equity Residential	1,745	128,886
Essex Property Trust, Inc.	1,410	312,949
Excel Trust, Inc.	37,292	591,078
Extra Space Storage, Inc.	9,410	620,401
Federal Realty Investment Trust	5,677	758,845
First Industrial Realty Trust, Inc.	2,347	46,306
Franklin Street Properties Corporation	21,662	255,828
HCP, Inc.	47	1,894
Health Care REIT, Inc.	8,260	594,885
Healthcare Realty Trust, Inc.	9,230	236,288
Healthcare Trust of America, Inc. - Class A	21,445	555,211
Highwoods Properties, Inc.	2,928	126,021
Home Properties, Inc.	4,889	359,635
Independence Realty Trust, Inc.	65,221	600,033
Iron Mountain, Inc.	15,171	523,248
Kilroy Realty Corporation	8,145	578,214
Kimco Realty Corporation	17,096	412,014
Medical Properties Trust, Inc.	53,072	741,947
Monmouth Real Estate Investment Corporation	67,306	695,271

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Real Estate Investment Trusts (REIT) - 4.0% (Continued)
Monogram Residential Trust, Inc.	55,553	$524,420
National Health Investors, Inc.	6,404	427,275
National Retail Properties, Inc.	12,124	465,562
New York REIT, Inc.	4,173	41,229
Omega Healthcare Investors, Inc.	18,558	669,758
Physicians Realty Trust	31,870	529,042
Piedmont Office Realty Trust, Inc. - Class A	1,598	27,933
Post Properties, Inc.	3,633	207,699
Public Storage	2,273	427,119
Realty Income Corporation	13,925	654,057
Regency Centers Corporation	1,545	96,995
Retail Opportunity Investments Corporation	41,684	699,458
Sabra Health Care REIT, Inc.	10,632	317,684
Simon Property Group, Inc.	1,718	311,800
SL Green Realty Corporation	4,256	520,764
Sovran Self Storage, Inc.	1,976	172,584
Spirit Realty Capital, Inc.	7,398	83,523
STAG Industrial, Inc.	16,985	369,084
Starwood Waypoint Residential Trust	1,228	31,609
STORE Capital Corporation	12,711	266,931
Terreno Realty Corporation	38,542	820,174
Trade Street Residential, Inc.	7,652	53,334
UDR, Inc.	9,820	321,801
UMH Properties, Inc.	8,141	81,980
Universal Health Realty Income Trust	2,071	102,846
Ventas, Inc.	6,911	476,168
Vornado Realty Trust	1,344	139,091
Walter Investment Management Corporation	174,317	3,069,722
Wheeler Real Estate Investment Trust, Inc.	3,402	7,995
Whitestone REIT	36,282	533,345
		29,027,887
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corporation	20,132	265,138
Banc of California, Inc.	7,069	87,656
Berkshire Hills Bancorporation, Inc.	23,447	656,751
BofI Holding, Inc.	1,475	135,420
Capitol Federal Financial, Inc.	7,840	94,080
Clifton Bancorp, Inc.	1,251	17,076
Flushing Financial Corporation	49,037	939,549
Hudson City Bancorp, Inc.	2,251	20,934
Impac Mortgage Holdings, Inc.	12,950	299,663
LendingTree, Inc.	68	3,742
Nationstar Mortgage Holdings, Inc.	24,583	617,033
NMI Holdings, Inc. - Class A	20,736	165,473
Northfield Bancorp, Inc.	3,538	51,053
Northwest Bancshares, Inc.	2,033	25,026
Ocwen Financial Corporation	169,242	1,436,865
TrustCo Bank Corporation	260,699	1,738,862
United Financial Bancorp, Inc.	286	3,647

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Thrifts & Mortgage Finance - 1.0% (Continued)
Washington Federal, Inc.	24,495	$529,092
		7,087,060
Health Care - 13.1%
Biotechnology - 7.0%
ACADIA Pharmaceuticals, Inc.	1,408	48,111
Acceleron Pharma, Inc.	21	581
Achillion Pharmaceuticals, Inc.	9,627	84,236
Advaxis, Inc.	36,976	621,567
Aegerion Pharmaceuticals, Inc.	2,781	64,686
Amicus Therapeutics, Inc.	2,320	23,339
Anacor Pharmaceuticals, Inc.	21,993	1,158,811
Anthera Pharmaceuticals, Inc.	115,238	494,371
Arena Pharmaceuticals, Inc.	66,714	290,873
Arrowhead Research Corporation	288,411	1,990,036
Asterias Biotherapeutics, Inc.	4,565	51,858
Athersys, Inc.	392,088	470,506
Bellicum Pharmaceuticals, Inc.	566	13,573
BIND Therapeutics, Inc.	96,689	584,968
Biocept, Inc.	131,648	368,614
BioCryst Pharmaceuticals, Inc.	59,989	557,298
bluebird bio, Inc.	661	88,039
Calithera Biosciences, Inc.	15,687	157,027
Catalyst Pharmaceutical Partners, Inc.	2,640	8,342
Celladon Corporation	74,145	200,933
Celldex Therapeutics, Inc.	3,729	89,496
Cellular Biomedicine Group, Inc.	21,257	521,434
Celsion Corporation	16,407	44,955
ChemoCentryx, Inc.	78,145	522,790
Chimerix, Inc.	381	12,954
Cohereus Biosciences, Inc.	1,142	24,861
Conatus Pharmaceuticals, Inc.	187,856	1,117,743
CorMedix, Inc.	195,417	1,465,628
CytRx Corporation	269,762	1,184,255
Dyax Corporation	3,536	84,546
Dynavax Technologies Corporation	4,866	97,880
Epizyme, Inc.	11,380	185,608
Esperion Therapeutics, Inc.	1,734	164,955
Exact Sciences Corporation	80,536	1,683,202
Exelixis, Inc.	583,339	1,499,181
Fortress Biotech, Inc.	32,533	100,852
Foundation Medicine, Inc.	3,095	140,853
Galectin Therapeutics, Inc.	4,418	13,210
Galena Biopharma, Inc.	1,142,871	1,542,876
Galmed Pharmaceuticals Ltd.	2,850	23,798
Genocea Biosciences, Inc.	9,666	98,980
Hyperion Therapeutics, Inc.	11,519	529,413
iBio, Inc.	189,761	195,454
Idera Pharmaceuticals, Inc.	339,900	955,119
ImmunoGen, Inc.	15,005	124,091
Infinity Pharmaceuticals, Inc.	55,726	706,048

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Biotechnology - 7.0% (Continued)
Inovio Pharmaceuticals, Inc.	214,660	$1,751,626
Insys Therapeutics, Inc.	2,481	130,426
Intercept Pharmaceuticals, Inc.	1,036	261,911
Intrexon Corporation	1,362	52,887
Invitae Corporation	1,747	19,130
IsoRay, Inc.	199,605	341,325
Juno Therapeutics, Inc.	520	22,225
Karyopharm Therapeutics, Inc.	231	6,274
Keryx Biopharmaceuticals, Inc.	136,022	1,449,995
Kite Pharma, Inc.	3,960	199,505
KYTHERA Biopharmaceuticals, Inc.	17,333	757,279
La Jolla Pharmaceutical Company	44,086	838,075
Ligand Pharmaceuticals, Inc.	205	15,916
MannKind Corporation	535,825	2,298,689
MediciNova, Inc.	25,840	100,259
Merrimack Pharmaceuticals, Inc.	8,282	91,930
Myriad Genetics, Inc.	2,770	91,493
NanoViricides, Inc.	8,903	15,313
NeoStem, Inc.	170,779	491,844
Neuralstem, Inc.	563,250	951,893
Northwest Biotherapeutics, Inc.	275,476	2,165,241
Nymox Pharmaceutical Corporation	18,108	22,544
Ocata Therapeutics, Inc.	53,109	391,944
Omeros Corporation	39,326	791,239
OncoMed Pharmaceuticals, Inc.	26,952	646,309
OPKO Health, Inc.	2,285	31,442
Organovo Holdings, Inc.	540,308	2,452,998
Otonomy, Inc.	97	2,545
OvaScience, Inc.	50,245	1,243,313
OXiGENE, Inc.	160,596	223,228
Pharmacyclics, Inc.	1,056	270,547
Portola Pharmaceuticals, Inc.	5,100	182,019
Raptor Pharmaceutical Corporation	7,277	73,643
Regulus Therapeutics, Inc.	8,605	107,993
Repligen Corporation	792	23,372
Retrophin, Inc.	33	711
Rosetta Genomics Ltd.	123,785	456,767
Sarepta Therapeutics, Inc.	87,559	1,068,220
Seattle Genetics, Inc.	2,597	89,181
Sunesis Pharmaceuticals, Inc.	39,859	93,270
Synergy Pharmaceuticals, Inc.	593,285	2,076,498
Synta Pharmaceuticals Corporation	45,301	101,927
Synthetic Biologics, Inc.	508,660	1,068,186
Tekmira Pharmaceuticals Corporation	19,484	301,418
Tenax Therapeutics, Inc.	4,186	14,316
TESARO, Inc.	14,560	793,083
TetraLogic Pharmaceuticals Corporation	26	113
TG Therapeutics, Inc.	28,683	400,415
Theravance, Inc.	66,263	1,076,774
Trillium Therapeutics, Inc.	5,089	96,945

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Biotechnology - 7.0% (Continued)
TrovaGene, Inc.	19,992	$154,938
uniQure B.V.	9,943	249,072
Vanda Pharmaceuticals, Inc.	6,388	58,450
Vascular Biogenics Ltd.	25,277	92,767
Verastem, Inc.	204,226	1,695,076
Vericel Corporation	88	291
Versartis, Inc.	1,665	28,438
Vertex Pharmaceuticals, Inc.	708	87,282
Vital Therapies, Inc.	33,323	810,082
XOMA Corporation	15,045	45,135
ZIOPHARM Oncology, Inc.	135,428	1,193,121
		50,976,799
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc.	23,558	1,507,712
Abiomed, Inc.	2,276	143,889
Atossa Genetics, Inc.	100,711	143,010
AtriCure, Inc.	55,695	1,225,847
Cantel Medical Corporation	10,307	461,650
Capnia, Inc.	63,033	397,738
Cardiovascular Systems, Inc.	23,813	745,347
Cerus Corporation	271,422	1,205,114
CytoSorbents Corporation	82,096	578,777
Derma Sciences, Inc.	13,244	104,627
Endologix, Inc.	104,461	1,625,413
EnteroMedics, Inc.	121,029	139,183
GenMark Diagnostics, Inc.	87,436	839,385
Globus Medical, Inc. - Class A	14,854	354,862
Great Basin Scientific, Inc.	24,062	101,782
HeartWare International, Inc.	1,739	131,660
ICU Medical, Inc.	189	15,946
IDEXX Laboratories, Inc.	2,494	312,673
InVivo Therapeutics Holdings Corporation	8,599	103,102
MELA Sciences, Inc.	95,960	143,940
Meridian Bioscience, Inc.	3,671	65,050
Novadaq Technologies, Inc.	721	7,794
NxStage Medical, Inc.	17,727	324,936
Oxford Immunotec Global plc	43	571
ResMed, Inc.	6,237	398,794
ReWalk Robotics Ltd.	34,765	381,372
Rockwell Medical, Inc.	57,283	556,218
Second Sight Medical Products, Inc.	56,816	660,202
Sirona Dental Systems, Inc.	1,125	104,344
Spectranetics Corporation (The)	68,941	1,768,337
STAAR Surgical Company	223,202	1,975,338
SurModics, Inc.	2,371	59,797
Tandem Diabetes Care, Inc.	29,951	399,846
Tornier N.V.	2,009	51,973
TriVascular Technologies, Inc.	17,063	124,560
Unilife Corporation	627,208	2,101,147
Varian Medical Systems, Inc.	278	24,700

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Health Care Equipment & Supplies - 2.9% (Continued)
Vascular Solutions, Inc.	6,558	$210,249
Wright Medical Group, Inc.	40,101	1,017,362
ZELTIQ Aesthetics, Inc.	17,189	527,702
		21,041,949
Health Care Providers & Services - 0.8%
AAC Holdings, Inc.	13,778	477,545
Addus HomeCare Corporation	1	27
Adeptus Health, Inc. - Class A	24,049	1,526,390
Air Methods Corporation	2,140	97,798
Alliance HealthCare Services, Inc.	352	7,487
Bio-Reference Laboratories, Inc.	15,482	512,764
BioScrip, Inc.	33,624	158,033
Brookdale Senior Living, Inc.	2,837	102,785
Chemed Corporation	4,334	499,493
Cross Country Healthcare, Inc.	57	633
DaVita HealthCare Partners, Inc.	3,691	299,340
Five Star Quality Care, Inc.	12,026	51,110
Hanger, Inc.	557	12,443
HealthEquity, Inc.	8,443	221,291
HealthSouth Corporation	13	588
Healthways, Inc.	42,285	735,759
Laboratory Corporation of America Holdings	238	28,455
National Healthcare Corporation	239	15,129
Nobilis Health Corporation	5,196	35,385
Quest Diagnostics, Inc.	2,549	182,050
Select Medical Holdings Corporation	28,431	413,671
Triple-S Management Corporation - Class B	12,026	225,127
Trupanion, Inc.	5,099	37,784
Veracyte, Inc.	56,336	515,474
		6,156,561
Health Care Technology - 0.4%
athenahealth, Inc.	740	90,768
Castlight Health, Inc. - Class B	249,446	1,878,328
Computer Programs and Systems, Inc.	9,181	480,442
Quality Systems, Inc.	14,474	225,722
Veeva Systems, Inc. - Class A	2,502	66,428
		2,741,688
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc.	112,566	2,566,505
Affymetrix, Inc.	478	5,798
Albany Molecular Research, Inc.	41,127	742,754
Apricus Biosciences, Inc.	120,564	192,902
Bio-Techne Corporation	1,197	114,864
Fluidigm Corporation	13,707	513,464
Pacific Biosciences of California, Inc.	203,055	1,047,764
PerkinElmer, Inc.	12	615
Sequenom, Inc.	9,842	43,699
		5,228,365
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc.	600,959	2,397,826

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Pharmaceuticals - 1.3% (Continued)
Aerie Pharmaceuticals, Inc.	79,832	$769,580
Alimera Sciences, Inc.	35,077	152,936
Ampio Pharmaceuticals, Inc.	773,648	1,864,492
ANI Pharmaceuticals, Inc.	6,525	397,894
Aratana Therapeutics, Inc.	66,683	860,878
Assembly Biosciences, Inc.	3,062	40,786
BioDelivery Sciences International, Inc.	7,725	62,264
Cempra, Inc.	435	13,698
DepoMed, Inc.	1,677	39,007
Endo International plc	1,864	156,697
Impax Laboratories, Inc.	381	17,244
Intra-Cellular Therapies, Inc.	1,174	24,008
Jazz Pharmaceuticals plc	436	77,913
Mylan N.V.	653	47,186
Nektar Therapeutics	37	352
Ocera Therapeutics, Inc.	6,665	22,528
Ocular Therapeutix, Inc.	46,414	1,018,787
Oramed Pharmaceuticals, Inc.	5,223	37,632
Repros Therapeutics, Inc.	12,291	94,518
Revance Therapeutics, Inc.	12,957	254,929
SCYNEXIS, Inc.	7,937	74,052
Tetraphase Pharmaceuticals, Inc.	4,250	149,940
Theravance Biopharma, Inc.	43,363	693,808
Tokai Pharmaceuticals, Inc.	8,175	81,750
VIVUS, Inc.	100,881	224,965
Zogenix, Inc.	296,079	411,550
ZS Pharma, Inc.	262	9,974
		9,997,194
Industrials - 9.5%
Aerospace & Defense - 1.0%
AAR Corporation	7,372	222,929
Aerojet Rocketdyne Holdings, Inc.	88,294	1,735,860
American Science & Engineering, Inc.	5,138	192,264
B/E Aerospace, Inc.	4,051	242,209
DigitalGlobe, Inc.	4,465	143,639
Hexcel Corporation	2,108	105,716
KEYW Holding Corporation (The)	265,874	2,565,684
National Presto Industries, Inc.	8,935	559,152
Orbital ATK, Inc.	1,385	101,327
Precision Castparts Corporation	362	74,822
Sparton Corporation	23,502	605,647
Taser International, Inc.	30,048	907,149
		7,456,398
Air Freight & Logistics - 0.3%
Echo Global Logistics, Inc.	10,044	290,272
Forward Air Corporation	18,812	947,560
Radiant Logistics, Inc.	113,079	599,319
		1,837,151
Airlines - 0.0% (a)
Alaska Air Group, Inc.	613	39,269

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Airlines - 0.0% (a)(Continued)
Copa Holdings, S.A. - Class A	113	$12,530
Spirit Airlines, Inc.	423	28,963
Virgin America, Inc.	4,273	122,806
		203,568
Building Products - 0.4%
A.O. Smith Corporation	1,224	78,214
AAON, Inc.	13,041	312,593
Griffon Corporation	5,239	88,067
Insteel Industries, Inc.	20,983	425,115
Lennox International, Inc.	451	47,788
Norcraft Companies, Inc.	5,763	148,801
Nortek, Inc.	178	15,062
PGT, Inc.	91,955	1,040,931
Simpson Manufacturing Company, Inc.	16,282	533,724
Trex Company, Inc.	341	16,000
Universal Forest Products, Inc.	2,043	113,019
		2,819,314
Commercial Services & Supplies - 1.1%
ADT Corporation (The)	5,501	206,838
Avery Dennison Corporation	516	28,684
Brady Corporation - Class A	21,831	581,360
Brink's Company (The)	2,879	76,207
Clean Harbors, Inc.	958	52,930
Courier Corporation	21,016	510,269
Covanta Holding Corporation	20,073	407,281
Healthcare Services Group, Inc.	51,282	1,552,306
Heritage-Crystal Clean, Inc.	63,597	745,357
HNI Corporation	12,844	599,044
InnerWorkings, Inc.	57,405	363,374
Interface, Inc.	2,677	58,171
Kimball International, Inc. - Class B	6,723	68,037
Knoll, Inc.	8,661	197,211
MSA Safety, Inc.	3,183	145,590
Multi-Color Corporation	6,213	390,052
Progressive Waste Solutions Ltd.	856	24,747
Rollins, Inc.	1,219	30,231
United Stationers, Inc.	17,127	695,527
US Ecology, Inc.	24,379	1,143,619
Viad Corporation	14,002	372,033
		8,248,868
Construction & Engineering - 0.5%
Chicago Bridge & Iron Company	1,579	75,239
Comfort Systems USA, Inc.	19,309	399,503
Dycom Industries, Inc.	10,402	478,284
Furmanite Corporation	122,848	896,791
Goldfield Corporation (The)	234	391
Great Lakes Dredge & Dock Company	19,740	114,492
HC2 Holdings, Inc.	1,673	18,503
KBR, Inc.	18,464	322,566
Layne Christensen Company	77,521	520,941

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Construction & Engineering - 0.5% (Continued)
Orion Marine Group, Inc.	42,304	$356,200
Primoris Services Corporation	19,830	381,331
		3,564,241
Electrical Equipment - 1.0%
China BAK Battery, Inc.	6,264	24,805
Energous Corporation	286,823	2,288,848
Enphase Energy, Inc.	38,638	485,680
FuelCell Energy, Inc.	293,958	361,568
Highpower International, Inc.	6,617	27,659
Plug Power, Inc.	1,081,490	2,746,985
Polypore International, Inc.	2,801	164,027
Power Solutions International, Inc.	10,413	664,349
Revolution Lighting Technologies, Inc.	50,811	59,449
SL Industries, Inc.	219	9,095
SolarCity Corporation	8,980	539,249
TCP International Holdings Ltd.	53,678	200,219
ZBB Energy Corporation	4,294	3,950
		7,575,883
Industrial Conglomerates - 0.0% (a)
3M Company	208	32,529
Raven Industries, Inc.	647	12,901
		45,430
Machinery - 2.6%
Accuride Corporation	78	318
Alamo Group, Inc.	1,322	81,673
Altra Industrial Motion Corporation	20,755	547,309
American Railcar Industries, Inc.	11,500	609,960
Briggs & Stratton Corporation	85,494	1,671,408
Chart Industries, Inc.	891	36,130
CIRCOR International, Inc.	230	12,567
Colfax Corporation	1,242	61,591
Donaldson Company, Inc.	978	36,548
Dover Corporation	1,160	87,835
Energy Recovery, Inc.	571,387	1,697,019
ExOne Company (The)	201,737	2,765,814
Gorman-Rupp Company (The)	29,988	812,975
Graham Corporation	38,818	908,341
Greenbrier Companies, Inc. (The)	38,130	2,199,720
IDEX Corporation	13	975
Joy Global, Inc.	2,245	95,727
Lindsay Corporation	37,763	2,990,452
Lydall, Inc.	1,429	38,354
Mueller Water Products, Inc. - Class A	17,385	162,724
Navistar International Corporation	23,169	694,143
Nordson Corporation	1,297	103,306
Oshkosh Corporation	1,699	91,474
Proto Labs, Inc.	25,986	1,819,020
SPX Corporation	2,141	164,857
Timken Company (The)	10	393
Toro Company (The)	812	54,437

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Machinery - 2.6% (Continued)
Trinity Industries, Inc.	1,111	$30,097
Valmont Industries, Inc.	1,521	191,676
Westport Innovations, Inc.	133,935	606,726
		18,573,569
Marine - 0.3%
Baltic Trading Ltd.	22,271	31,625
Eagle Bulk Shipping, Inc.	17,426	146,030
Golden Ocean Group Ltd.	382,092	1,902,818
Navios Maritime Partners, L.P.	4,229	55,061
Safe Bulkers, Inc.	243	870
		2,136,404
Professional Services - 1.0%
Acacia Research Corporation	199,425	2,197,664
Advisory Board Company (The)	18,902	980,825
CBIZ, Inc.	199,647	1,804,809
Franklin Covey Company	10	186
Huron Consulting Group, Inc.	2,892	175,313
Kforce, Inc.	9,595	218,190
Paylocity Holding Corporation	57,950	1,631,292
Resources Connection, Inc.	4,635	73,048
Robert Half International, Inc.	1,920	106,464
TrueBlue, Inc.	11,629	334,683
		7,522,474
Road & Rail - 0.4%
Celadon Group, Inc.	7,066	182,585
CSX Corporation	932	33,636
Heartland Express, Inc.	35,429	741,175
J.B. Hunt Transport Services, Inc.	1,150	100,280
Landstar System, Inc.	11,452	713,574
Marten Transport Ltd.	8,192	182,354
Norfolk Southern Corporation	1,144	115,372
Roadrunner Transportation Systems, Inc.	17,855	436,912
Universal Truckload Services, Inc.	4,657	98,915
USA Truck, Inc.	13,016	319,673
		2,924,476
Trading Companies & Distributors - 0.9%
Aceto Corporation	12,137	235,215
Beacon Roofing Supply, Inc.	23,539	699,579
GATX Corporation	3,086	167,878
MRC Global, Inc.	15,800	230,680
MSC Industrial Direct Company, Inc. - Class A	647	45,976
Neff Corporation - Class A	465	5,487
NOW, Inc.	147,671	3,529,337
Rush Enterprises, Inc. - Class A	21,926	573,146
TAL International Group, Inc.	1,559	60,084
Titan Machinery, Inc.	61,491	900,843
Veritiv Corporation	3,134	124,545
		6,572,770

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Transportation Infrastructure - 0.0% (a)
Aegean Marine Petroleum Network, Inc.	4,308	$65,482

Information Technology - 12.1%
Communications Equipment - 1.0%
Alliance Fiber Optic Products, Inc.	47,850	878,526
Applied Optoelectronics, Inc.	21,927	313,118
Arista Networks, Inc.	6,237	399,230
Finisar Corporation	871	17,707
Infinera Corporation	16,575	311,610
Infosonics Corporation	43,686	101,352
Mitel Networks Corporation	107,248	996,331
Novatel Wireless, Inc.	26,597	161,178
Oclaro, Inc.	21,935	42,115
ORBCOMM, Inc.	186,746	1,124,211
Palo Alto Networks, Inc.	319	47,123
PCTEL, Inc.	11,462	90,550
QUALCOMM, Inc.	609	41,412
Ruckus Wireless, Inc.	1,626	18,992
Sierra Wireless, Inc. - ADR	1,095	38,478
Sonus Networks, Inc.	162,363	1,285,915
Ubiquiti Networks, Inc.	52,718	1,506,153
		7,374,001
Electronic Equipment, Instruments & Components - 2.6%
Audience, Inc.	130,270	620,085
Clearfield, Inc.	116,033	1,572,247
Control4 Corporation	5,188	60,803
Daktronics, Inc.	85,003	912,082
Digital Ally, Inc.	27,439	383,872
FARO Technologies, Inc.	38,784	1,544,767
Identiv, Inc.	19,791	192,566
InvenSense, Inc.	158,883	2,370,534
IPG Photonics Corporation	881	78,039
Itron, Inc.	220	7,889
Knowles Corporation	42,655	817,696
Maxwell Technologies, Inc.	211,878	1,186,517
Mesa Laboratories, Inc.	15,614	1,325,472
MicroVision, Inc.	391,259	1,271,592
MTS Systems Corporation	4,804	339,066
Neonode, Inc.	599,868	2,339,485
Planar Systems, Inc.	19,311	111,425
Plexus Corporation	26,592	1,144,786
RADA Electronics Industries Ltd.	104,802	257,813
RealD, Inc.	1,847	22,681
Uni-Pixel, Inc.	102,017	357,060
Universal Display Corporation	37,927	1,671,443
Vishay Intertechnology, Inc.	29,176	369,952
		18,957,872
Internet Software & Services - 2.7%
Aerohive Networks, Inc.	160,231	975,807
Amber Road, Inc.	5,431	47,576

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Internet Software & Services - 2.7% (Continued)
Angie's List, Inc.	127,087	$746,001
Bankrate, Inc.	1,657	20,547
Benefitfocus, Inc.	6,786	234,456
Blucora, Inc.	8,760	119,749
Care.com, Inc.	111,505	715,862
ChannelAdvisor Corporation	83,079	849,898
Chegg, Inc.	60,257	447,709
Cimpress N.V.	4,866	408,452
Coupons.com, Inc.	208,919	2,617,755
Cvent, Inc.	68,284	1,835,474
Dealertrack Technologies, Inc.	2,210	86,875
Five9, Inc.	112,128	608,855
Gogo, Inc.	92,804	1,961,877
GTT Communications, Inc.	17,507	319,678
Hortonworks, Inc.	2,610	52,644
LiveDeal, Inc.	1,545	4,712
LivePerson, Inc.	3,023	28,416
LogMeIn, Inc.	700	44,926
Net Element, Inc.	39,577	45,514
OPOWER, Inc.	98,935	989,350
Piksel, Inc. - Series A-2 (b)	346,880	0
RealNetworks, Inc.	125	821
Rocket Fuel, Inc.	54,292	434,879
SciQuest, Inc.	155	2,382
Shutterstock, Inc.	9,535	643,517
SINA Corporation	817	35,944
Textura Corporation	68,517	1,793,090
Travelzoo, Inc.	20,944	275,204
TrueCar, Inc.	86,616	1,335,619
Viggle, Inc.	43,011	111,829
WebMD Health Corporation	2,703	119,337
Xoom Corporation	68,123	1,203,733
Zillow Group, Inc. - Class A	4,795	468,184
Zix Corporation	51,830	220,796
		19,807,468
IT Services - 0.8%
Automatic Data Processing, Inc.	906	76,593
Blackhawk Network Holdings, Inc.	29,339	1,078,795
Cardtronics, Inc.	1,194	45,050
Cass Information Systems, Inc.	1,377	71,976
CGI Group, Inc. - Class A	18	757
CSG Systems International, Inc.	12,219	355,817
Datalink Corporation	38,278	442,494
EPAM Systems, Inc.	583	37,726
ExlService Holdings, Inc.	3,263	112,345
Global Cash Access Holdings, Inc.	68,742	508,691
Jack Henry & Associates, Inc.	1,499	99,699
ManTech International Corporation - Class A	2,696	78,804
MoneyGram International, Inc.	2,096	16,244
NeuStar, Inc. - Class A	73,869	2,216,070

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
IT Services - 0.8% (Continued)
Paychex, Inc.	3,014	$145,847
ServiceSource International, Inc.	37,451	133,700
TeleTech Holdings, Inc.	3,927	101,866
Teradata Corporation	1,085	47,729
Western Union Company (The)	2,341	47,476
		5,617,679
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.	450,758	1,018,713
Ambarella, Inc.	29,176	2,134,224
Applied Micro Circuits Corporation	77,751	417,523
Ascent Solar Technologies, Inc.	279,595	307,554
Camtek Ltd.	7,736	26,148
CEVA, Inc.	67,274	1,392,572
Cirrus Logic, Inc.	954	32,226
Cree, Inc.	7,550	239,184
DSP Group, Inc.	2,350	26,743
Entegris, Inc.	21,639	288,015
Exar Corporation	29,642	292,566
EZchip Semiconductor Ltd.	624	12,143
Fairchild Semiconductor International, Inc.	12,275	222,975
Freescale Semiconductor Ltd.	2,773	108,397
Himax Technologies, Inc. - ADR	9,273	56,751
Inphi Corporation	88,929	1,907,527
Kopin Corporation	23,011	76,396
Linear Technology Corporation	1,431	66,012
MaxLinear, Inc. - Class A	209,652	1,788,332
MKS Instruments, Inc.	1,585	55,174
Monolithic Power Systems, Inc.	2,167	112,316
Nanometrics, Inc.	4,581	70,822
PDF Solutions, Inc.	19,731	356,539
Photronics, Inc.	85,635	751,019
Pixelworks, Inc.	17,744	82,510
Rambus, Inc.	79,830	1,104,847
Rubicon Technology, Inc.	397,167	1,525,121
Silicon Laboratories, Inc.	4,486	231,792
Solar3D, Inc.	5,774	25,637
SunEdison, Inc.	16,295	412,589
Ultratech, Inc.	53,806	1,073,968
		16,216,335
Software - 2.2%
A10 Networks, Inc.	47,661	216,858
Blackbaud, Inc.	17,477	883,113
Bottomline Technologies, Inc.	825	22,077
Box, Inc. - Class A	30,628	524,045
Comverse, Inc.	4,136	101,332
Datawatch Corporation	726	5,307
Digimarc Corporation	1,797	42,050
Ebix, Inc.	109,164	2,979,086
Ellie Mae, Inc.	10,120	556,600
Evolving Systems, Inc.	1,749	16,239

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Software - 2.2% (Continued)
FactSet Research Systems, Inc.	305	$48,004
FireEye, Inc.	10,064	415,643
Guidance Software, Inc.	1,550	9,052
Interactive Intelligence Group, Inc.	6,453	283,803
Jive Software, Inc.	23,352	125,634
King Digital Entertainment plc	24,762	392,725
Kofax Ltd.	72,743	802,355
MobileIron, Inc.	48,022	289,092
Mobileye N.V.	653	29,294
Monotype Imaging Holdings, Inc.	4,345	140,821
Netscout Systems, Inc.	27,837	1,144,101
NQ Mobile, Inc. - ADR	55,004	211,215
NXT-ID, Inc.	54,661	131,186
Park City Group, Inc.	58,185	631,307
PROS Holdings, Inc.	11,725	260,647
SeaChange International, Inc.	2,410	16,171
ServiceNow, Inc.	932	69,769
SolarWinds, Inc.	8	390
Sphere 3D Corporation	75,271	236,351
Tangoe, Inc.	40,970	560,470
TubeMogul, Inc.	100,415	1,445,976
Varonis Systems, Inc.	6,372	183,195
VASCO Data Security International, Inc.	60,699	1,542,969
VirnetX Holding Corporation	168,631	1,089,356
Voltari Corporation	43,800	467,346
Workiva, Inc.	2,499	36,161
Zynga, Inc. - Class A	95,757	234,605
		16,144,345
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corporation	26,475	664,258
Cray, Inc.	709	19,916
Hutchinson Technology, Inc.	200	472
Immersion Corporation	106,254	1,150,731
Nimble Storage, Inc.	206	5,039
SanDisk Corporation	2,408	161,192
Silicon Graphics International Corporation	28,149	228,288
Stratasys Ltd.	34,630	1,296,893
Violin Memory, Inc.	217,457	741,528
		4,268,317
Materials - 2.5%
Chemicals - 1.0%
Albemarle Corporation	203	12,119
American Vanguard Corporation	82,396	898,940
Ashland, Inc.	4	505
BioAmber, Inc.	992	10,426
China Green Agriculture, Inc.	10,230	21,483
Cytec Industries, Inc.	16	885
Flotek Industries, Inc.	137,724	1,968,076
Forcefield Energy, Inc. (b)	22,853	35,194
Gulf Resources, Inc.	2,591	6,659

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Materials - 2.5% (Continued)
Chemicals - 1.0% (Continued)
Innospec, Inc.	8	$350
Intrepid Potash, Inc.	75,552	946,667
Israel Chemicals Ltd.	2,463	17,241
NewMarket Corporation	250	111,725
Olin Corporation	12,345	364,548
Scotts Miracle-Gro Company (The) - Class A	1,023	65,994
Senomyx, Inc.	141,737	820,657
Sherwin-Williams Company (The)	591	164,298
Sigma-Aldrich Corporation	1,127	156,563
Tredegar Corporation	30,698	628,388
Trinseo S.A.	3	68
Tronox Ltd. - Class A	45,773	958,944
Westlake Chemical Corporation	2,473	192,844
		7,382,574
Containers & Packaging - 0.1%
Ball Corporation	618	45,367
Greif, Inc. - Class A	10,074	410,616
		455,983
Metals & Mining - 0.9%
A.M. Castle & Company	42,624	167,086
AK Steel Holding Corporation	262,827	1,335,161
B2Gold Corporation	20,421	31,653
China Gerui Advanced Materials Group Ltd.	1,750	4,795
Cliffs Natural Resources, Inc.	98,450	584,793
Coeur Mining, Inc.	107,351	560,372
Commercial Metals Company	15,739	261,267
Globe Specialty Metals, Inc.	14,412	287,087
Haynes International, Inc.	1,216	54,076
Horsehead Holding Corporation	119,501	1,786,540
Kaiser Aluminum Corporation	2,128	171,027
NovaGold Resources, Inc.	6,061	23,274
Paramount Gold Nevada Corporation	11,965	20,699
Pretium Resources, Inc.	114	657
Primero Mining Corporation	43,784	161,125
Rubicon Minerals Corporation	34	37
Ryerson Holding Corporation	4,442	24,609
Seabridge Gold, Inc.	12,373	78,445
Silver Standard Resources, Inc.	3,599	19,597
SinoCoking Coal and Coke Chemical Industries, Inc.	5,377	12,959
Southern Copper Corporation	12,828	417,936
Stillwater Mining Company	16,095	216,156
TimkenSteel Corporation	4,237	123,678
Turquoise Hill Resources Ltd.	29,680	123,469
		6,466,498
Paper & Forest Products - 0.5%
Deltic Timber Corporation	8,735	559,040
Louisiana-Pacific Corporation	112,779	1,718,752
Schweitzer-Mauduit International, Inc.	12	531
Wausau Paper Corporation	155,463	1,448,915
		3,727,238

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	29,568	$1,034,584
Consolidated Communications Holdings, Inc.	17,331	365,164
FairPoint Communications, Inc.	10,934	215,618
Frontier Communications Corporation	17,209	118,054
Globalstar, Inc.	149,583	387,420
inContact, Inc.	57,119	591,182
magicJack VocalTec Ltd.	148,903	967,870
Straight Path Communications, Inc. - Class B	20,870	436,183
		4,116,075
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.	176,814	1,460,483
Cellcom Israel Ltd.	3,674	16,827
T-Mobile US, Inc.	720	24,509
United States Cellular Corporation	6,370	235,244
		1,737,063
Utilities - 0.7%
Electric Utilities - 0.2%
Cleco Corporation	425	23,099
Empire District Electric Company (The)	366	8,627
Eversource Energy	1,888	92,059
Exelon Corporation	2,486	84,574
Hawaiian Electric Industries, Inc.	1,291	40,408
ITC Holdings Corporation	2,370	85,320
NRG Yield, Inc. - Class A	18,722	921,122
Otter Tail Corporation	12	359
Portland General Electric Company	2,643	92,928
Westar Energy, Inc.	2,765	104,102
Xcel Energy, Inc.	821	27,840
		1,480,438
Gas Utilities - 0.2%
Ferrellgas Partners, L.P.	2,003	49,053
Laclede Group, Inc. (The)	1,911	99,238
National Fuel Gas Company	2,326	149,911
Northwest Natural Gas Company	12,609	588,840
Piedmont Natural Gas Company, Inc.	667	24,973
South Jersey Industries, Inc.	10,750	567,063
		1,479,078
Independent Power and Renewable Electricity Producers - 0.1%
Atlantic Power Corporation	13,808	44,876
NextEra Energy Partners, L.P.	3,677	155,794
TerraForm Power, Inc. - Class A	6,255	247,260
		447,930
Multi-Utilities - 0.1%
Consolidated Edison, Inc.	1,190	73,244
Integrys Energy Group, Inc.	9	658
Just Energy Group, Inc.	26,860	143,970
NorthWestern Corporation	11,017	573,875
		791,747
Water Utilities - 0.1%
Cadiz, Inc.	95,560	838,061

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.0% (Continued)	Shares	Value
Utilities - 0.7% (Continued)
Water Utilities - 0.1% (Continued)
SJW Corporation	4,814	$140,810
		978,871

Total Common Stocks (Proceeds $533,763,826)		$497,121,022

OTHER INVESTMENTS - 0.0% (a)	Shares	Value
Firsthand Technology Value Fund, Inc. (Proceeds $27,431)	1,940	$28,886

WARRANTS - 0.0% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$202,382
Magnum Hunter Resources Corporation (b)	15,689	0
Sears Holdings Corporation	36	854
Total Warrants (Proceeds $551,328)		$203,236

Total Securities Sold Short - 68.0% (Proceeds $534,342,585)		$497,353,144

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $(237,576) at April 30, 2015, representing (0.0%)(a) of net assets (Note 2).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2015 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/20/2015	617	$9,532,650	$692,755
CBOE Volatility Index (VIX) Future	06/17/2015	777	12,882,660	(30,392)
E-Mini S&P 500 Future	06/19/2015	841	87,548,100	615,427
Total Futures Contracts Sold Short			$109,963,410	$1,277,790

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 16.3%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	14,332	$357,297
Cooper Tire & Rubber Company	3,200	135,968
Drew Industries, Inc.	2,758	156,296
Federal-Mogul Holdings Corporation (a)	21,092	272,087
Modine Manufacturing Company (a)	12,946	159,106
Tower International, Inc. (a)	23,475	607,063
		1,687,817
Distributors - 0.4%
Core-Mark Holding Company, Inc.	7,846	413,563

Diversified Consumer Services - 1.0%
Ascent Capital Group, Inc. - Class A (a)	1,093	43,764
Capella Education Company	2,687	145,179
K12, Inc. (a)	10,378	167,812
Liberty Tax, Inc.	5,553	153,818
LifeLock, Inc. (a)	9,878	144,317
Regis Corporation (a)	18,588	307,074
Steiner Leisure Ltd. (a)	3,582	172,796
		1,134,760
Hotels, Restaurants & Leisure - 3.8%
BJ's Restaurants, Inc. (a)	2,638	123,458
Bloomin' Brands, Inc.	22	499
Boyd Gaming Corporation (a)	35,964	474,725
Bravo Brio Restaurant Group, Inc. (a)	4,874	71,794
Cheesecake Factory, Inc. (The)	2,834	142,068
Churchill Downs, Inc.	1,267	150,988
Dave & Buster's Entertainment, Inc. (a)	4,647	146,474
Denny's Corporation (a)	24,268	252,630
Diamond Resorts International, Inc. (a)	4,298	137,579
DineEquity, Inc.	2,559	246,764
Intrawest Resorts Holdings, Inc. (a)	17,155	172,922
Isle of Capri Casinos, Inc. (a)	32,008	455,154
Jack in the Box, Inc.	1,630	141,435
Marcus Corporation	9,640	186,727
Marriott Vacations Worldwide Corporation	3,929	323,003
Nathan's Famous, Inc.	3,678	151,313
Popeyes Louisiana Kitchen, Inc. (a)	2,297	127,897
Ruby Tuesday, Inc. (a)	12,196	88,787
Ruth's Hospitality Group, Inc.	10,686	155,481
SeaWorld Entertainment, Inc.	9,121	193,365
Sonic Corporation	4,633	132,736
Speedway Motorsports, Inc.	11,273	258,152
		4,133,951
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	3,571	100,774
Flexsteel Industries, Inc.	7,647	275,368
Helen of Troy Ltd. (a)	3,703	324,420
Hooker Furniture Corporation	6,867	174,765
Libbey, Inc.	6,008	236,415

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Consumer Discretionary - 16.3% (Continued)
Household Durables - 1.5% (Continued)
Lifetime Brands, Inc.	6,564	$95,506
Taylor Morrison Home Corporation - Class A (a)	2,115	39,170
Universal Electronics, Inc. (a)	5,382	290,305
WCI Communities, Inc. (a)	1,983	46,105
ZAGG, Inc. (a)	11,306	94,179
		1,677,007
Internet & Catalog Retail - 1.1%
Blue Nile, Inc. (a)	2,461	66,964
EVINE Live, Inc. (a)	13,923	82,981
Lands' End, Inc. (a)	647	19,009
Liberty TripAdvisor Holdings, Inc. - Series A (a)	5,924	176,002
Liberty Ventures - Series A (a)	8,445	351,987
Orbitz Worldwide, Inc. (a)	14,873	174,311
Overstock.com, Inc. (a)	444	9,533
RetailMeNot, Inc. (a)	7,384	135,718
Shutterfly, Inc. (a)	3,064	137,145
		1,153,650
Leisure Products - 0.5%
Arctic Cat, Inc.	5,074	180,076
Callaway Golf Company	22,716	219,891
Johnson Outdoors, Inc. - Class A	2,209	69,583
Nautilus, Inc. (a)	3,038	51,069
		520,619
Media - 1.4%
Clear Channel Outdoor Holdings, Inc. - Class A	9,214	104,855
Cumulus Media, Inc. - Class A (a)	18,108	41,286
Dex Media, Inc. (a)	16,717	43,966
Global Sources Ltd. (a)	77	426
Gray Television, Inc. (a)	16,357	216,894
Harte-Hanks, Inc.	23,249	157,861
McClatchy Company (The) - Class A (a)	26,138	36,332
Meredith Corporation	5,961	310,210
New Media Investment Group, Inc.	7,353	170,075
Nexstar Broadcasting Group, Inc. - Class A	2,531	147,962
Reading International, Inc. - Class A (a)	3	40
Townsquare Media, Inc. - Class A (a)	10,192	139,223
World Wrestling Entertainment, Inc. - Class A	8,636	115,895
		1,485,025
Multiline Retail - 0.3%
Big Lots, Inc.	6,047	275,562
Gordmans Stores, Inc. (a)	5,909	43,017
J. C. Penney Company, Inc. (a)	4,756	39,475
		358,054
Specialty Retail - 3.3%
Aéropostale, Inc. (a)	44,610	137,845
Asbury Automotive Group, Inc. (a)	2,755	231,503
Ascena Retail Group, Inc. (a)	20,648	309,514
Cato Corporation (The) - Class A	3,733	146,856
Chico's FAS, Inc.	12,843	216,533
CST Brands, Inc.	3,182	132,721

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Consumer Discretionary - 16.3% (Continued)
Specialty Retail - 3.3% (Continued)
Destination XL Group, Inc. (a)	67	$326
Express, Inc. (a)	8,949	145,869
Finish Line, Inc. (The) - Class A	25	613
Five Below, Inc. (a)	1,377	46,432
Genesco, Inc. (a)	2,005	135,518
Haverty Furniture Companies, Inc.	1,977	42,426
Hibbett Sports, Inc. (a)	746	34,913
Kirkland's, Inc. (a)	2,246	53,320
MarineMax, Inc. (a)	7,416	163,745
Murphy USA, Inc. (a)	4,898	319,986
Pep Boys - Manny, Moe & Jack (The) (a)	8,270	75,753
Pier 1 Imports, Inc.	11,154	141,098
Select Comfort Corporation (a)	10,066	310,234
Shoe Carnival, Inc.	6,201	161,908
Sonic Automotive, Inc. - Class A	11,942	278,846
Sportman's Warehouse Holdings, Inc. (a)	3,392	32,665
Stage Stores, Inc.	6,609	127,620
Stein Mart, Inc.	13,379	158,274
Tilly's, Inc. - Class A (a)	3,475	46,357
Zumiez, Inc. (a)	3,360	106,546
		3,557,421
Textiles, Apparel & Luxury Goods - 1.4%
Cherokee, Inc.	7,370	159,929
Culp, Inc.	6,041	156,160
Deckers Outdoor Corporation (a)	1,900	140,600
Movado Group, Inc.	4,839	141,686
Oxford Industries, Inc.	1,912	151,908
Perry Ellis International, Inc. (a)	5,487	131,249
Quiksilver, Inc. (a)	65,998	109,557
Rocky Brands, Inc.	8,050	180,642
Superior Uniform Group, Inc.	8,864	150,688
Unifi, Inc. (a)	4,731	166,957
		1,489,376
Consumer Staples - 2.4%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	988	111,644
MGP Ingredients, Inc.	1,480	20,779
National Beverage Corporation (a)	4,809	107,481
		239,904
Food & Staples Retailing - 0.6%
Smart & Final Stores, Inc. (a)	8,535	147,826
SpartanNash Company	5,028	151,695
SUPERVALU, Inc. (a)	16,107	141,580
Village Super Market, Inc. - Class A	4,905	156,617
		597,718
Food Products - 1.1%
Cal-Maine Foods, Inc.	3,360	150,226
Darling Ingredients, Inc. (a)	8,014	109,471
Dean Foods Company	8,762	142,383
Farmer Brothers Company (a)	1,931	48,140

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Consumer Staples - 2.4% (Continued)
Food Products - 1.1% (Continued)
Fresh Del Monte Produce, Inc.	8,943	$330,265
J & J Snack Foods Corporation	762	79,499
John B. Sanfilippo & Son, Inc.	5,498	285,951
Omega Protein Corporation (a)	1,754	22,416
Sanderson Farms, Inc.	297	22,311
		1,190,662
Personal Products - 0.5%
Inter Parfums, Inc.	6,426	193,937
Revlon, Inc. - Class A (a)	5,175	202,394
Synutra International, Inc. (a)	19,997	145,178
		541,509
Tobacco - 0.0% (b)
Alliance One International, Inc. (a)	218	288

Energy - 5.5%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc.	4,732	157,954
Basic Energy Services, Inc. (a)	17,164	174,901
C&J Energy Services Ltd. (a)	11,780	205,561
Dril-Quip, Inc. (a)	2,161	172,275
Enservco Corporation (a)	267	475
Exterran Holdings, Inc.	5,206	192,986
Frank's International N.V.	4,687	97,490
Helix Energy Solutions Group, Inc. (a)	9,790	161,339
Independence Contract Drilling, Inc. (a)	5	38
Key Energy Services, Inc. (a)	79,476	193,921
Matrix Service Company (a)	3,923	86,188
North Atlantic Drilling Ltd.	32,063	49,377
Oil States International, Inc. (a)	3,733	177,653
Parker Drilling Company (a)	100,738	377,768
Patterson-UTI Energy, Inc.	31	693
Pioneer Energy Services Corporation (a)	21,951	163,535
TETRA Technologies, Inc. (a)	16,353	118,069
Unit Corporation (a)	2,997	104,416
Willbros Group, Inc. (a)	43,180	107,950
		2,542,589
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corporation (a)	45,080	171,304
Adams Resources & Energy, Inc.	559	26,049
Ardmore Shipping Corporation	11,927	143,482
Callon Petroleum Company (a)	18,523	165,596
Cloud Peak Energy, Inc. (a)	10,797	70,072
Delek US Holdings, Inc.	12,129	447,803
DHT Holdings, Inc.	67	536
Endeavour International Corporation (a)	216	1
Green Plains, Inc.	1,927	60,007
Hallador Energy Company	12,198	140,155
Jones Energy, Inc. - Class A (a)	14,359	147,323
Navios Maritime Acquisition Corporation	34,249	130,489
Nordic American Offshore Ltd.	59	556

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Energy - 5.5% (Continued)
Oil, Gas & Consumable Fuels - 3.1% (Continued)
Nordic American Tankers Ltd.	11,765	$143,886
Pacific Ethanol, Inc. (a)	23,893	285,760
PBF Energy, Inc. - Class A	2,762	78,385
PDC Energy, Inc. (a)	4,436	251,699
Penn Virginia Corporation (a)	17,761	118,643
PetroQuest Energy, Inc. (a)	47,121	126,284
REX American Resources Corporation (a)	1,039	65,686
Ring Energy, Inc. (a)	113	1,372
Scorpio Tankers, Inc.	15,664	146,302
Seventy Seven Energy, Inc. (a)	19,276	97,729
Triangle Petroleum Corporation (a)	178	1,063
W&T Offshore, Inc.	22,151	142,431
Warren Resources, Inc. (a)	60,434	65,269
WPX Energy, Inc. (a)	25,093	345,029
		3,372,911
Financials - 17.0%
Banks - 4.0%
1st Source Corporation	5,063	157,561
Associated Banc-Corp	10,714	201,530
Bancorp, Inc. (The) (a)	5,845	56,930
Bank of Kentucky Financial Corporation	3,429	164,215
Bridge Capital Holdings (a)	6,087	164,653
C&F Financial Corporation	68	2,384
Columbia Banking System, Inc.	3,752	111,435
Farmers Capital Bank Corporation (a)	33	771
FCB Financial Holdings, Inc. - Class A (a)	6,196	165,805
Fidelity Southern Corporation	4,160	69,888
First BanCorp (Puerto Rico) (a)	41,527	249,577
First Business Financial Services, Inc.	2,697	122,498
First Horizon National Corporation	11,108	158,292
First Interstate BancSystem, Inc. - Class A	6,832	184,874
Fulton Financial Corporation	13,552	164,792
Great Southern Bancorp, Inc.	4,129	162,765
Green Bancorp, Inc. (a)	13,473	161,002
Guaranty Bancorp	10,140	159,604
Heartland Financial USA, Inc.	4,180	143,834
Heritage Financial Corporation	1,229	20,770
Home BancShares, Inc.	1,882	61,880
Independent Bank Group, Inc.	519	19,982
MB Financial, Inc.	36	1,085
National Bank Holdings Corporation - Class A	5,536	105,184
Pacific Continental Corporation	8,484	109,444
Pacific Premier Bancorp, Inc. (a)	4,764	74,604
Preferred Bank	5,640	158,935
ServisFirst Bancshares, Inc.	4,607	160,600
Square 1 Financial, Inc. - Class A (a)	6,356	164,366
State Bank Financial Corporation	4,935	98,749
Susquehanna Bancshares, Inc.	1,250	16,800
Talmer Bancorp, Inc. - Class A	5,153	79,253
TCF Financial Corporation	14,328	224,377

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Financials - 17.0% (Continued)
Banks - 4.0% (Continued)
UMB Financial Corporation	3,813	$189,849
Univest Corporation of Pennsylvania	5,148	100,438
WesBanco, Inc.	2,614	82,367
		4,271,093
Capital Markets - 1.2%
BGC Partners, Inc. - Class A	40,915	410,582
Calamos Asset Management, Inc. - Class A	5,150	63,706
CorEnergy Infrastructure Trust, Inc.	7	48
Evercore Partners, Inc. - Class A	2,694	129,959
HFF, Inc. - Class A	3,395	133,050
JMP Group, LLC	19	146
Moelis & Company - Class A	7,580	205,039
Oppenheimer Holdings, Inc. - Class A	3,498	83,567
Piper Jaffray Companies, Inc. (a)	1,714	86,471
Safeguard Scientifics, Inc. (a)	13	234
Westwood Holdings Group, Inc.	2,651	155,322
		1,268,124
Consumer Finance - 0.3%
Cash America International, Inc.	2,187	56,687
Enova International, Inc. (a)	6,407	118,593
Nelnet, Inc. - Class A	3,541	158,531
PRA Group, Inc. (a)	779	42,670
		376,481
Diversified Financial Services - 0.1%
Consumer Portfolio Services, Inc. (a)	3,697	23,624
Marlin Business Services Corporation	3,492	69,735
		93,359
Insurance - 4.3%
American Equity Investment Life Holding Company	10,145	273,408
American National Insurance Company	1,620	162,097
AMERISAFE, Inc.	7,159	323,515
Argo Group International Holdings Ltd.	3,231	158,287
Aspen Insurance Holdings Ltd.	385	17,991
Baldwin & Lyons, Inc. - Class B	6,953	157,764
Employers Holdings, Inc.	10,537	257,208
Endurance Specialty Holdings Ltd.	2,171	131,085
Federated National Holding Company	2,414	69,523
Fidelity & Guaranty Life	9,053	202,606
Hallmark Financial Services, Inc. (a)	5,678	62,912
Hanover Insurance Group, Inc. (The)	2,036	139,609
Heritage Insurance Holdings, Inc. (a)	12,547	251,567
Horace Mann Educators Corporation	4,455	151,336
Infinity Property & Casualty Corporation	2,101	155,789
Mercury General Corporation	5,146	282,721
Montpelier Re Holdings Ltd.	3,831	145,999
National General Holdings Corporation	4,609	89,138
Navigators Group, Inc. (The) (a)	5,738	447,851
OneBeacon Insurance Group Ltd. - Class A	8,633	130,186
ProAssurance Corporation	6,077	273,161
Selective Insurance Group, Inc.	5,797	156,171

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Financials - 17.0% (Continued)
Insurance - 4.3% (Continued)
StanCorp Financial Group, Inc.	2,594	$186,976
State National Companies, Inc.	444	4,236
Stewart Information Services Corporation	5,623	205,239
Symetra Financial Corporation	7,589	180,239
United Fire Group, Inc.	733	21,895
		4,638,509
Real Estate Investment Trusts (REIT) - 5.9%
Agree Realty Corporation	4,124	126,937
Alexandria Real Estate Equities, Inc.	194	17,922
American Realty Capital Properties, Inc.	13,456	121,508
Apartment Investment & Management Company - Class A	534	20,148
BioMed Realty Trust, Inc.	565	11,724
Bluerock Residential Growth REIT, Inc.	4,429	60,589
Brandywine Realty Trust	12,154	177,205
Brixmor Property Group, Inc.	8,028	188,257
Camden Property Trust	1,684	126,435
CareTrust REIT, Inc.	2,172	27,128
CBL & Associates Properties, Inc.	11,314	203,765
Cedar Realty Trust, Inc.	11,886	83,083
City Office REIT, Inc.	4,652	60,057
Columbia Property Trust, Inc.	3	79
Corporate Office Properties Trust	628	16,573
Cousins Properties, Inc.	20,088	195,657
Crown Castle International Corporation	11	919
DDR Corporation	6,633	113,093
Digital Realty Trust, Inc.	3,042	192,893
Duke Realty Corporation	109	2,159
DuPont Fabros Technology, Inc.	7,269	226,429
Empire State Realty Trust, Inc. - Class A	12,562	226,116
Equity Commonwealth (a)	6,535	164,747
Equity Lifestyle Properties, Inc.	1,839	97,136
First Potomac Realty Trust	5,502	58,981
Gaming and Leisure Properties, Inc.	1,427	50,944
General Growth Properties, Inc.	1,065	29,181
Geo Group, Inc. (The)	2,910	113,490
Getty Realty Corporation	12,718	220,912
Gladstone Commercial Corporation	5,484	97,670
Government Properties Income Trust	845	17,610
Hudson Pacific Properties, Inc.	2,278	68,705
Inland Real Estate Corporation	1,242	12,780
Investors Real Estate Trust	27,856	199,728
Kite Realty Group Trust	3,766	98,669
Lamar Advertising Company - Class A	1,884	109,197
Lexington Realty Trust	6,202	57,493
Liberty Property Trust	2,736	95,322
LTC Properties, Inc.	2,437	105,912
Mack-Cali Realty Corporation	5,752	103,248
Mid-America Apartment Communities, Inc.	402	29,993
New Senior Investment Group, Inc.	9,935	160,550

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Financials - 17.0% (Continued)
Real Estate Investment Trusts (REIT) - 5.9% (Continued)
Omega Healthcare Investors, Inc.	15	$541
One Liberty Properties, Inc.	1,424	32,012
Outfront Media, Inc.	3,611	103,708
Parkway Properties, Inc.	6,909	112,409
Pennsylvania Real Estate Investment Trust	6,411	144,953
Preferred Apartment Communities, Inc. - Class A	5,607	62,013
PS Business Parks, Inc.	461	35,197
QTS Realty Trust, Inc. - Class A	3,129	113,489
Ramco-Gershenson Properties Trust	10,421	182,159
Retail Properties of America, Inc. - Class A	3,086	46,629
Rexford Industrial Realty, Inc.	2,738	40,687
Rouse Properties, Inc.	6,907	120,665
Saul Centers, Inc.	3,128	157,401
Select Income REIT	8,953	207,620
Senior Housing Properties Trust	8,046	164,702
Silver Bay Realty Trust Corporation	2,519	38,969
Spirit Realty Capital, Inc.	10	113
Sun Communities, Inc.	448	27,803
Tanger Factory Outlet Centers, Inc.	385	12,928
Taubman Centers, Inc.	1,136	81,803
Trade Street Residential, Inc.	30	209
UMH Properties, Inc.	59	594
Universal Health Realty Income Trust	15	745
Urstadt Biddle Properties, Inc. - Class A	6,563	136,182
Ventas, Inc.	6	413
Washington Real Estate Investment Trust	7,297	180,382
Weingarten Realty Investors	2,733	89,533
WP GLIMCHER, Inc.	13,839	207,585
		6,392,388
Real Estate Management & Development - 0.0% (b)
Forestar Group, Inc. (a)	191	2,819

Thrifts & Mortgage Finance - 1.2%
BBX Capital Corporation - Class A (a)	8,391	153,807
Beneficial Bancorp, Inc. (a)	13,916	161,425
Essent Group Ltd. (a)	6,227	155,364
Federal Agricultural Mortgage Corporation - Class C	10	314
Heritage Financial Group, Inc.	5,854	160,985
Ladder Capital Corporation	9,201	161,385
Meridian Bancorp, Inc. (a)	11,396	146,439
Meta Financial Group, Inc.	4,179	170,963
Provident Financial Services, Inc.	2,687	48,366
Walker & Dunlop, Inc. (a)	5,776	110,553
		1,269,601
Health Care - 20.7%
Biotechnology - 8.0%
Acorda Therapeutics, Inc. (a)	5,992	180,179
Adamas Pharmaceuticals, Inc. (a)	12,896	222,714
Aegerion Pharmaceuticals, Inc. (a)	945	21,981
Affimed N.V. (a)	20,892	165,047

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Health Care - 20.7% (Continued)
Biotechnology - 8.0% (Continued)
Akebia Therapeutics, Inc. (a)	15,773	$120,979
AMAG Pharmaceuticals, Inc. (a)	5,626	286,757
Amicus Therapeutics, Inc. (a)	30,109	302,897
Anthera Pharmaceuticals, Inc. (a)	23,974	102,849
Ardelyx, Inc. (a)	13,817	145,079
BioSpecifics Technologies Corporation (a)	8,512	326,095
bluebird bio, Inc. (a)	2,653	353,353
Cara Therapeutics, Inc. (a)	21,434	230,416
Cellular Dynamics International, Inc. (a)	9,831	162,408
Cerulean Pharma, Inc. (a)	27,309	162,762
Codexis, Inc. (a)	35,967	157,535
Curis, Inc. (a)	56,324	144,753
Dyax Corporation (a)	12,309	294,308
Eagle Pharmaceuticals, Inc. (a)	4,543	239,416
Eleven Biotherapeutics, Inc. (a)	13,036	154,346
Emergent BioSolutions, Inc. (a)	15,521	460,819
Enanta Pharmaceuticals, Inc. (a)	2,660	91,078
Five Prime Therapeutics, Inc. (a)	3,477	69,749
Flexion Therapeutics, Inc. (a)	9,656	154,689
Fortress Biotech, Inc. (a)	1	3
Genocea Biosciences, Inc. (a)	13,984	143,196
Genomic Health, Inc. (a)	3,178	86,028
Geron Corporation (a)	28,324	102,533
Halozyme Therapeutics, Inc. (a)	9,067	134,826
Harvard Apparatus Regenerative Technology, Inc. (a)	1	1
Hyperion Therapeutics, Inc. (a)	11,341	521,232
Ignyta, Inc. (a)	18,124	161,485
Immune Design Corporation (a)	6,512	146,064
Loxo Oncology, Inc. (a)	2,184	24,810
MiMedx Group, Inc. (a)	21,398	201,141
Nanosphere, Inc. (a)	5	19
NewLink Genetics Corporation (a)	2,632	117,387
Oncothyreon, Inc. (a)	103	155
Ophthotech Corporation (a)	3,851	174,373
Orexigen Therapeutics, Inc. (a)	7,592	49,879
Osiris Therapeutics, Inc. (a)	1,713	25,986
PDL BioPharma, Inc.	20,117	134,180
Pfenex, Inc. (a)	11,103	148,225
Portola Pharmaceuticals, Inc. (a)	2,849	101,681
Progenics Pharmaceuticals, Inc. (a)	65,358	323,522
Radius Health, Inc. (a)	21	753
Rigel Pharmaceuticals, Inc. (a)	82,414	351,084
Sage Therapeutics, Inc. (a)	2,972	157,516
SciClone Pharmaceuticals, Inc. (a)	37,023	302,478
Sorrento Therapeutics, Inc. (a)	17,330	156,317
Spectrum Pharmaceuticals, Inc. (a)	23,505	132,803
Synthetic Biologics, Inc. (a)	73,733	154,839
Trevena, Inc. (a)	22,114	136,443
Vitae Pharmaceuticals, Inc. (a)	8,773	116,944
		8,656,112

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Health Care - 20.7% (Continued)
Health Care Equipment & Supplies - 4.2%
AngioDynamics, Inc. (a)	15,024	$250,751
Atrion Corporation	496	161,126
Cantel Medical Corporation	7,315	327,639
Cutera, Inc. (a)	12,007	163,535
Cyberonics, Inc. (a)	1,557	94,837
Cynosure, Inc. - Class A (a)	10,392	347,301
Exactech, Inc. (a)	10,153	221,843
Greatbatch, Inc. (a)	7,895	425,698
Hill-Rom Holdings, Inc.	6,196	309,428
ICU Medical, Inc. (a)	1,257	106,053
Inogen, Inc. (a)	9,171	336,942
Invacare Corporation	8,671	174,027
Masimo Corporation (a)	4,667	157,558
Merit Medical Systems, Inc. (a)	24,862	482,571
Natus Medical, Inc. (a)	8,779	331,056
NuVasive, Inc. (a)	4,510	201,732
Orthofix International N.V. (a)	1,818	58,740
Quidel Corporation (a)	1,651	38,468
Thoratec Corporation (a)	7,263	291,319
Trivascualr Technologies, Inc. (a)	8,232	60,094
		4,540,718
Health Care Providers & Services - 3.2%
Addus HomeCare Corporation (a)	6,967	186,994
Almost Family, Inc. (a)	4,332	187,489
Civitas Solutions, Inc. (a)	5,934	111,263
CorVel Corporation (a)	4,411	157,649
Ensign Group, Inc. (The)	2,022	85,146
ExamWorks Group, Inc. (a)	3,389	138,780
Genesis Healthcare, Inc. (a)	22,783	157,431
HealthEquity, Inc. (a)	7,604	199,301
Kindred Healthcare, Inc.	6,503	149,244
LHC Group, Inc. (a)	5,073	162,640
Magellan Health, Inc. (a)	3,892	246,364
National Healthcare Corporation	1	63
Owens & Minor, Inc.	4,202	141,691
PharMerica Corporation (a)	3,993	114,439
Premier, Inc. - Class A (a)	2,799	106,082
Providence Service Corporation (The) (a)	1,979	84,147
RadNet, Inc. (a)	54,414	455,989
Select Medical Holdings Corporation	8,315	120,983
Surgical Care Affiliates, Inc. (a)	8,035	302,920
Triple-S Management Corporation - Class B (a)	2,208	41,334
U.S. Physical Therapy, Inc.	6,046	285,129
Universal American Corporation (a)	1,139	11,379
		3,446,457
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	27,132	360,856
Imprivata, Inc. (a)	10,953	163,528
MedAssets, Inc. (a)	7,705	155,949
Merge Healthcare, Inc. (a)	31,806	158,076

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Health Care - 20.7% (Continued)
Health Care Technology - 1.1% (Continued)
Omnicell, Inc. (a)	8,837	$313,979
		1,152,388
Life Sciences Tools & Services - 1.5%
Affymetrix, Inc. (a)	7,583	91,982
Cambrex Corporation (a)	13,093	503,949
Charles River Laboratories International, Inc. (a)	4,294	296,973
Harvard Bioscience, Inc. (a)	26,549	147,347
NeoGenomics, Inc. (a)	49,811	225,644
Sequenom, Inc. (a)	78,904	350,334
		1,616,229
Pharmaceuticals - 2.7%
Amphastar Pharmaceuticals, Inc. (a)	10,793	156,067
ANI Pharmaceuticals, Inc. (a)	1,998	121,838
DURECT Corporation (a)	84,167	165,809
Egalet Corporation (a)	120	1,099
Endocyte, Inc. (a)	17,891	103,768
Heska Corporation (a)	5,914	166,124
Impax Laboratories, Inc. (a)	4,721	213,672
Intersect ENT, Inc. (a)	6,554	164,473
Lannett Company, Inc. (a)	5,339	306,993
Medicines Company (The) (a)	10,974	281,044
Pain Therapeutics, Inc. (a)	170	347
Paratek Pharmaceuticals, Inc.	6,006	146,126
Pernix Therapeutics Holdings, Inc. (a)	22,605	144,220
Phibro Animal Health Corporation - Class A	7,355	233,595
POZEN, Inc. (a)	13,604	106,383
Prestige Brands Holdings, Inc. (a)	2,830	111,078
Sagent Pharmaceuticals, Inc. (a)	9,266	215,990
Sucampo Pharmaceuticals, Inc. - Class A (a)	3,869	68,713
Supernus Pharmaceuticals, Inc. (a)	4,869	62,323
XenoPort, Inc. (a)	23,234	137,778
		2,907,440
Industrials - 12.4%
Aerospace & Defense - 0.8%
AeroVironment, Inc. (a)	5,865	150,144
Cubic Corporation	3,241	160,689
Ducommun, Inc. (a)	5,226	158,871
Engility Holdings, Inc.	33	920
Huntington Ingalls Industries, Inc.	63	8,290
LMI Aerospace, Inc. (a)	5,351	60,413
Moog, Inc. - Class A (a)	2,214	154,714
SIFCO Industries, Inc.	18	262
Vectrus, Inc. (a)	6,270	160,261
		854,564
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	17,651	164,507
Atlas Air Worldwide Holdings, Inc. (a)	2,901	141,395
Hub Group, Inc. - Class A (a)	3,821	152,458
Radiant Logistics, Inc. (a)	29,018	153,795
		612,155

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Industrials - 12.4% (Continued)
Airlines - 0.6%
Hawaiian Holdings, Inc. (a)	6,170	$142,404
Republic Airways Holdings, Inc. (a)	31,126	380,982
SkyWest, Inc.	9,163	125,075
		648,461
Building Products - 0.8%
Apogee Enterprises, Inc.	2,893	152,230
Continental Building Products, Inc. (a)	8,656	190,518
Norcraft Companies, Inc. (a)	6,229	160,833
Patrick Industries, Inc. (a)	2,679	160,901
Ply Gem Holdings, Inc. (a)	11,298	153,427
Simpson Manufacturing Company, Inc.	2,404	78,803
Universal Forest Products, Inc.	159	8,796
		905,508
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	1,195	38,300
ACCO Brands Corporation (a)	987	7,768
ARC Document Solutions, Inc. (a)	26,587	227,053
Courier Corporation	5,649	137,158
EnerNOC, Inc. (a)	15,471	170,954
Ennis, Inc.	3,231	49,693
G&K Services, Inc. - Class A	2,245	158,497
Herman Miller, Inc.	2,623	71,896
Knoll, Inc.	1,610	36,660
MSA Safety, Inc.	288	13,173
Multi-Color Corporation	4,762	298,958
Quad/Graphics, Inc.	12,160	261,926
SP Plus Corporation (a)	5	114
Steelcase, Inc. - Class A	8,859	155,653
Sykes Enterprises, Inc. (a)	9,684	242,390
Tetra Tech, Inc.	6,069	164,531
UniFirst Corporation	1,280	144,934
		2,179,658
Construction & Engineering - 0.9%
Aegion Corporation (a)	7,809	143,842
Argan, Inc.	4,929	159,256
Comfort Systems USA, Inc.	3,090	63,932
EMCOR Group, Inc.	3,513	156,785
Great Lakes Dredge & Dock Corporation (a)	14,242	82,604
KBR, Inc.	1,445	25,244
MasTec, Inc. (a)	6,253	112,179
MYR Group, Inc. (a)	5,336	156,451
Tutor Perini Corporation (a)	2,959	62,731
Willdan Group, Inc. (a)	2,087	29,656
		992,680
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	8,543	250,481
Encore Wire Corporation	4,749	213,752
General Cable Corporation	8,118	132,405
GrafTech International Ltd. (a)	13,450	65,098

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Industrials - 12.4% (Continued)
Electrical Equipment - 0.7% (Continued)
Preformed Line Products Company	1,618	$67,875
		729,611
Machinery - 2.4%
Alamo Group, Inc.	2,952	182,375
Astec Industries, Inc.	4,388	184,647
Barnes Group, Inc.	3,952	158,475
Commercial Vehicle Group, Inc. (a)	6,593	37,976
Douglas Dynamics, Inc.	177	3,850
ESCO Technologies, Inc.	21	771
Federal Signal Corporation	17,897	281,341
FreightCar America, Inc.	2,195	57,268
Global Brass & Copper Holdings, Inc.	5,409	82,433
Harsco Corporation	8,119	130,553
Hurco Companies, Inc.	4,836	156,493
John Bean Technologies Corporation	2,305	88,950
Kadant, Inc.	3,142	160,116
Meritor, Inc. (a)	4,871	63,907
Mueller Industries, Inc.	8,154	285,716
Mueller Water Products, Inc. - Class A	321	3,005
NACCO Industries, Inc. - Class A	3,196	156,540
Titan International, Inc.	23,591	245,110
Wabash National Corporation (a)	17,924	251,294
Xerium Technologies, Inc. (a)	4,138	73,574
		2,604,394
Marine - 0.1%
Navios Maritime Holdings, Inc.	28,506	108,038
Ultrapetrol (Bahamas) Ltd. (a)	131	162
		108,200
Professional Services - 1.9%
Barrett Business Services, Inc.	2,386	106,105
CDI Corporation	10,299	140,478
CRA International, Inc. (a)	9,936	290,131
Franklin Covey Company (a)	5,696	106,174
Heidrick & Struggles International, Inc.	11,881	285,857
ICF International, Inc. (a)	753	28,991
Insperity, Inc.	2,559	123,241
Kelly Services, Inc. - Class A	13,305	218,468
Mistras Group, Inc. (a)	1,542	27,694
Navigant Consulting, Inc. (a)	11,723	169,515
On Assignment, Inc. (a)	4,212	141,734
Resources Connection, Inc.	6,801	107,184
RPX Corporation (a)	7,847	122,099
TrueBlue, Inc. (a)	4,932	141,943
		2,009,614
Road & Rail - 1.5%
Con-Way, Inc.	4,992	205,171
Covenant Transportation Group, Inc. - Class A (a)	20,095	612,295
Knight Transportation, Inc.	4,177	120,715
PAM Transportation Services, Inc. (a)	3,437	201,374
Quality Distribution, Inc. (a)	14,359	142,441

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Industrials - 12.4% (Continued)
Road & Rail - 1.5% (Continued)
Universal Truckload Services, Inc.	6,308	$133,982
Werner Enterprises, Inc.	5,246	140,960
		1,556,938
Trading Companies & Distributors - 0.1%
TAL International Group, Inc. (a)	989	38,116
Textainer Group Holdings Ltd.	2,718	82,356
		120,472
Information Technology - 17.4%
Communications Equipment - 1.4%
Aruba Networks, Inc. (a)	6,103	150,195
Bel Fuse, Inc. - Class B	9,308	191,093
CalAmp Corporation (a)	7,080	139,547
Comtech Telecommunications Corporation	6,421	185,567
Digi International, Inc. (a)	13,411	135,451
Mitel Networks Corporation (a)	17,010	158,024
NETGEAR, Inc. (a)	10,082	305,182
ShoreTel, Inc. (a)	29,705	206,747
		1,471,806
Electronic Equipment, Instruments & Components - 4.4%
AVX Corporation	11,480	158,080
Benchmark Electronics, Inc. (a)	14,731	346,620
Checkpoint Systems, Inc.	15,006	155,462
Cognex Corporation (a)	67	3,008
Coherent, Inc. (a)	4,112	246,720
CTS Corporation	9,077	162,841
Daktronics, Inc.	10,298	110,497
DTS, Inc. (a)	2,856	102,388
Electro Rent Corporation	16,394	177,711
II-VI, Inc. (a)	5,601	99,642
Insight Enterprises, Inc. (a)	21,216	607,202
KEMET Corporation (a)	154	665
Littelfuse, Inc.	1,671	163,741
Mercury Systems, Inc. (a)	10,990	151,772
Methode Electronics, Inc.	14,616	620,595
Multi-Fineline Electronix, Inc. (a)	9,360	218,837
NeoPhotonics Corporation (a)	3,102	17,154
Newport Corporation (a)	8,074	153,971
OSI Systems, Inc. (a)	3,788	254,591
Park Electrochemical Corporation	6,873	149,282
Rogers Corporation (a)	2,067	150,292
Sanmina Corporation (a)	29,878	607,420
Tech Data Corporation (a)	2,383	134,330
Vishay Precision Group, Inc. (a)	18	257
		4,793,078
Internet Software & Services - 2.8%
Angie's List, Inc. (a)	23,723	139,254
Carbonite, Inc. (a)	5,779	59,177
Constant Contact, Inc. (a)	10,385	361,917
Cornerstone OnDemand, Inc. (a)	1,421	40,683
Demand Media, Inc. (a)	10,908	69,920

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
Internet Software & Services - 2.8% (Continued)
DHI Group, Inc. (a)	42,022	$319,367
EarthLink Holdings Corporation	12,528	59,258
eGain Corporation (a)	25	81
Envestnet, Inc. (a)	2,661	136,403
Five9, Inc. (a)	30,250	164,258
IntraLinks Holdings, Inc. (a)	10,389	101,812
Limelight Networks, Inc. (a)	42,859	158,578
LogMeIn, Inc. (a)	441	28,303
Monster Worldwide, Inc. (a)	58,571	344,983
NIC, Inc.	7,831	133,127
Stamps.com, Inc. (a)	2,385	147,608
United Online, Inc. (a)	19,237	304,522
Unwired Planet, Inc. (a)	223	132
Web.com Group, Inc. (a)	18,818	345,687
XO Group, Inc. (a)	4,940	80,324
		2,995,394
IT Services - 1.9%
CACI International, Inc. - Class A (a)	48	4,236
Cardtronics, Inc. (a)	632	23,845
Cass Information Systems, Inc.	15	784
Datalink Corporation (a)	5,581	64,516
EPAM Systems, Inc. (a)	9	582
EVERTEC, Inc.	7,584	157,216
ExlService Holdings, Inc. (a)	1,956	67,345
Global Cash Access Holdings, Inc. (a)	21,571	159,625
Hackett Group, Inc. (The)	14,077	135,139
Leidos Holdings, Inc.	5,412	225,356
Lionbridge Technologies, Inc. (a)	24,193	134,271
Luxoft Holding, Inc. (a)	5,155	267,184
MAXIMUS, Inc.	4,061	259,945
MoneyGram International, Inc. (a)	8,324	64,511
PFSweb, Inc. (a)	12,575	163,349
PRGX Global, Inc. (a)	3,702	15,697
Rightside Group Ltd. (a)	8,392	68,311
Science Applications International Corporation	4,590	229,959
		2,041,871
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)	14,172	346,647
Advanced Micro Devices, Inc. (a)	52,690	119,079
Amkor Technology, Inc. (a)	60,625	426,194
Amtech Systems, Inc. (a)	13,586	169,825
Cabot Microelectronics Corporation (a)	1,613	76,295
Cohu, Inc.	1,643	17,202
Diodes, Inc. (a)	4,404	117,675
Fairchild Semiconductor International, Inc. (a)	4,746	86,211
FormFactor, Inc. (a)	23,511	187,383
Integrated Silicon Solution, Inc.	8,859	164,335
IXYS Corporation	7,171	81,104
MA/COM Technology Solutions Holdings, Inc. (a)	4,473	136,292
MaxLinear, Inc. - Class A (a)	19,548	166,744

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
Semiconductors & Semiconductor Equipment - 2.8% (Continued)
Monolithic Power Systems, Inc.	549	$28,455
OmniVision Technologies, Inc. (a)	7,678	214,178
Pericom Semiconductor Corporation	17,679	221,341
PMC-Sierra, Inc. (a)	18,308	154,336
Sigma Designs, Inc. (a)	9,508	75,969
Ultra Clean Holdings, Inc. (a)	40,114	241,085
Veeco Instruments, Inc. (a)	688	20,303
		3,050,653
Software - 3.2%
A10 Networks, Inc. (a)	174	792
Advent Software, Inc.	10,943	475,036
American Software, Inc. - Class A	21	204
BroadSoft, Inc. (a)	4,225	133,679
CommVault Systems, Inc. (a)	3,539	161,909
EPIQ Systems, Inc.	7,369	131,979
ePlus, Inc. (a)	5,326	441,845
Globant S.A. (a)	8,552	179,677
Guidance Software, Inc. (a)	350	2,044
Jive Software, Inc. (a)	16,223	87,280
Mentor Graphics Corporation	11,306	270,553
MicroStrategy, Inc. - Class A (a)	1,714	312,154
NetScout Systems, Inc. (a)	925	38,017
Progress Software Corporation (a)	18,036	476,150
QAD, Inc. - Class A	8,089	197,210
Qualys, Inc. (a)	2,878	142,518
Rosetta Stone, Inc. (a)	1,221	10,208
Rubicon Project, Inc. (The) (a)	9,455	165,179
Synchronoss Technologies, Inc. (a)	3,326	152,597
Zynga, Inc. - Class A (a)	40,270	98,661
		3,477,692
Technology Hardware, Storage & Peripherals - 0.9%
Dot Hill Systems Corporation (a)	25,534	160,354
Eastman Kodak Company (a)	14,122	273,543
QLogic Corporation (a)	18,849	277,080
Silicon Graphics International Corporation (a)	9,579	77,686
Super Micro Computer, Inc. (a)	6,255	179,956
		968,619
Materials - 5.4%
Chemicals - 2.6%
A. Schulman, Inc.	7,734	328,308
Balchem Corporation	2,391	125,336
Calgon Carbon Corporation	11,603	257,471
Chemtura Corporation (a)	8	241
Core Molding Technologies, Inc. (a)	6,705	146,705
Ferro Corporation (a)	24,831	334,970
FutureFuel Corporation	14,470	157,289
H.B. Fuller Company	3,242	135,418
Innophos Holdings, Inc.	1,548	81,796
Innospec, Inc.	3,733	163,132
KMG Chemicals, Inc.	5,308	155,418

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Materials - 5.4% (Continued)
Chemicals - 2.6% (Continued)
Kraton Performance Polymers, Inc. (a)	3,154	$71,091
Kronos Worldwide, Inc.	6,658	89,550
OM Group, Inc.	10,238	307,550
OMNOVA Solutions, Inc. (a)	29	232
Quaker Chemical Corporation	2	167
Rayonier Advanced Materials, Inc.	1,447	24,179
Stepan Company	5,249	267,332
Trinseo S.A. (a)	1,195	27,210
Zep, Inc.	8,151	162,042
		2,835,437
Construction Materials - 0.1%
United States Lime & Minerals, Inc.	629	41,514
US Concrete, Inc. (a)	1,907	69,224
		110,738
Containers & Packaging - 0.0% (b)
AEP Industries, Inc. (a)	1	50
Myers Industries, Inc.	1,598	25,840
		25,890
Metals & Mining - 1.5%
Century Aluminum Company (a)	12,759	164,464
Compass Minerals International, Inc.	1,652	145,921
Gold Resource Corporation	7,818	26,347
Handy & Harman Ltd. (a)	5,672	200,959
Noranda Aluminum Holding Corporation	92,261	308,152
Olympic Steel, Inc.	1,080	11,826
RTI International Metals, Inc. (a)	976	36,746
Schnitzer Steel Industries, Inc. - Class A	21,861	380,819
Stillwater Mining Company (a)	7,498	100,698
SunCoke Energy, Inc.	3,927	68,840
Tahoe Resources, Inc.	7,202	101,620
		1,546,392
Paper & Forest Products - 1.2%
Boise Cascade Company (a)	6,219	215,799
Clearwater Paper Corporation (a)	1,422	90,965
Deltic Timber Corporation	966	61,824
Domtar Corporation	5,635	243,545
Neenah Paper, Inc.	4,786	289,410
Resolute Forest Products, Inc. (a)	11,053	170,437
Schweitzer-Mauduit International, Inc.	5,455	241,166
		1,313,146
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network, Inc.	3,857	254,639
Cincinnati Bell, Inc. (a)	60,049	205,968
General Communication, Inc. - Class A (a)	8,725	138,378
IDT Corporation - Class B	18,429	313,846
Inteliquent, Inc.	16,202	308,000
Intelsat S.A. (a)	4,167	52,463
Iridium Communications, Inc. (a)	211	2,146

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Telecommunication Services - 1.4% (Continued)
Diversified Telecommunication Services - 1.3% (Continued)
Premiere Global Services, Inc. (a)	14,057	$143,522
		1,418,962
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	7	58
NII Holdings, Inc. (a)	224	15
NTELOS Holdings Corporation	49	285
Telephone and Data Systems, Inc.	2,918	77,940
		78,298
Utilities - 1.2%
Electric Utilities - 0.2%
PNM Resources, Inc.	5,775	160,429

Gas Utilities - 0.4%
New Jersey Resources Corporation	5,054	154,198
Southwest Gas Corporation	5,301	291,555
		445,753
Independent Power and Renewable Electricity Producers - 0.1%
Genie Energy Ltd. - Class B (a)	10,093	143,724

Multi-Utilities - 0.1%
Avista Corporation	4,917	160,393

Water Utilities - 0.4%
American States Water Company	24	921
California Water Service Group	11,404	272,214
Connecticut Water Service, Inc.	3,262	117,432
		390,567

Total Common Stocks (Cost $101,072,169)		$107,479,639

RIGHTS - 0.1%	Shares	Value
Wright Medical Group, Inc. (Cost $0)	19,488	$80,875

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $932,316)	932,316	$932,316

Total Investments at Value - 100.7% (Cost $102,004,485)		$108,492,830

Liabilities in Excess of Other Assets - (0.7%)		(740,010)

Net Assets - 100.0%		$107,752,820

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of April 30, 2015.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 20.0%	Par Value	Value
U.S. Treasury Bills (a),
0.075%, due 09/03/2015	$700,000	$699,964
0.089%, due 09/17/2015	940,000	939,918
0.036%, due 10/01/2015	870,000	869,908
0.060%, due 10/15/2015	700,000	699,878
Total U.S. Treasury Obligations (Cost $3,209,168)		$3,209,668

MONEY MARKET FUNDS - 55.1%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.08% (b)	1,804,507	$1,804,507
Fidelity Institutional Money Market Portfolio - Class I, 0.09% (b)	2,983,570	2,983,570
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.11% (b)	1,805,176	1,805,176
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.17% (b)	242,494	242,494
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	242,241	242,241
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	1,803,257	1,803,257
Total Money Market Funds (Cost $8,881,245)		$8,881,245

Total Investments at Value - 75.1% (Cost $12,090,413)		$12,090,913

Other Assets in Excess of Liabilities - 24.9%		4,016,061	(c)

Net Assets - 100.0%		$16,106,974

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of April 30, 2015.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2015 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	06/02/2015	3	$97,320	$2,292
Cocoa Future	07/16/2015	11	323,730	15,199
Copper Future	07/29/2015	6	431,700	20,549
Ethanol Future	06/03/2015	12	556,452	606
Feeder Cattle Future	05/21/2015	5	532,937	(10,339)
Feeder Cattle Future	08/27/2015	1	107,413	110
Live Cattle Future	06/30/2015	11	659,450	(11,350)
Lumber Future	07/15/2015	14	389,158	1,337
Platinum Future	07/29/2015	4	228,700	(1,034)
Soybean Meal Future	07/14/2015	1	31,610	(73)
Sugar No. 11 Future	06/30/2015	2	29,523	16
Wheat Future	07/14/2015	46	1,090,200	(49,822)
Total Commodity Futures			4,478,193	(32,509)

FINANCIAL FUTURES
Euro STOXX 50 Future	06/19/2015	17	675,953	4,967
Euro VSTOXX Mini Future	05/20/2015	52	133,715	3,107
Euro VSTOXX Mini Future	06/17/2015	77	191,084	(19,504)
Total Financial Futures			1,000,752	(11,430)

Total Futures Contracts			$5,478,945	$(43,939)

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2015 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	07/21/2015	4	$206,175	$3,101
Corn Future	07/14/2015	21	384,562	6,907
Cotton No. 2 Future	07/09/2015	7	237,580	(8,900)
Crude Oil Future	05/19/2015	9	536,490	(56,219)
Frozen Concentrate Orange Juice Future	07/13/2015	4	69,180	1,301
Hard Red Winter Wheat Future	05/14/2015	1	24,513	2,997
Hard Red Winter Wheat Future	07/14/2015	3	74,850	(283)
Lean Hogs Future	06/12/2015	16	523,360	(38,804)
Natural Gas Future	05/27/2015	14	382,340	(17,610)
Oats Future	07/14/2015	23	280,888	6,838
Red Spring Wheat Future	07/14/2015	39	1,049,100	12,952
Rough Rice Future	05/14/2015	2	40,120	825
Rough Rice Future	07/14/2015	24	494,160	(3,754)
Soybean Future	07/14/2015	4	195,200	189
Soybean Oil Future	07/14/2015	2	37,980	301
Total Commodity Futures			4,536,498	(90,159)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/20/2015	46	710,700	51,304
CBOE Volatility Index (VIX) Future	06/17/2015	57	945,060	(4,780)
E-Mini S&P 500 Future	06/19/2015	62	6,454,200	39,034
Total Financial Futures			8,109,960	85,558

Total Futures Contracts Sold Short			$12,646,458	$(4,601)

See accompanying notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	June 29, 2015

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	June 29, 2015

* Print the name and title of each signing officer under his or her signature.